FILE NO.  2-75807
                                                               FILE NO. 811-3392
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 28          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 31                 (X)
                                   ---------
                           JOHN HANCOCK SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
(X) on March 1, 1997 pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a) of Rule 485
( ) on (date) pursuant to paragraph (a) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, The Registrant has registered an indefinite number of securities under the Securities Act of 1933. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on December 27, 1996.


Item Number Form N-1A,                                                          Statement of Additional
      Part A                          Prospectus Caption                          Information Caption
      ------                          ------------------                          -------------------
        1                     Front Cover Page                                             *
        2                     Overview; Investor Expenses;                                 *

        3                     Financial Highlights                                         *

        4                     Overview; Goal and Strategy; Portfolio                       *
                              Securities; Risk Factors; Business
                              Structure; More About Risk

        5                     Overview; Business Structure;                                *
                              Manager/Subadviser; Investor Expenses

        6                     Choosing a Share Class; Buying Shares;                       *
                              Selling Shares; Transaction Policies;
                              Dividends and Account Policies;
                              Additional Investor Services

        7                     Choosing a Share Class; How Sales Charges                    *
                              are Calculated; Sales Charge Deductions
                              and Waivers; Opening an Account; Buying
                              Shares; Transaction Policies; Additional
                              Investor Services

        8                     Selling Shares; Transaction Policies;                        *
                              Dividends and Account Policies

        9                     Not Applicable                                               *

       10                                        *                         Front Cover Page

       11                                        *                         Table of Contents

       12                                        *                         Organization of the Fund

       13                                        *                         Investment Objectives and Policies;
                                                                           Certain Investment Practices;
                                                                           Investment Restrictions

       14                                        *                         Those Responsible for Management

       15                                        *                         Those Responsible for Management

       16                                        *                         Investment Advisory; Subadvisory
                                                                           and Other Services; Distribution
                                                                           Contract; Transfer Agent Services;
                                                                           Custody of Portfolio; Independent
                                                                           Auditors

       17                                        *                         Brokerage Allocation

       18                                        *                         Description of Fund's Shares

       19                                        *                         Net Asset Value; Additional
                                                                           Services and Programs

       20                                        *                         Tax Status

       21                                        *                         Distribution Contract

       22                                        *                         Calculation of Performance

       23                                        *                         Financial Statements


                              JOHN HANCOCK

                              GROWTH
                              FUNDS



                              [LOGO OF JOHN HANCOCK FUNDS]
--------------------------------------------------------------------------------

PROSPECTUS
MARCH 1, 1997

This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:
- are not bank deposits
- are not federally insured
- are not endorsed by any bank or government agency
- are not guaranteed to achieve their goal(s)


Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


DISCIPLINED GROWTH FUND

DISCOVERY FUND

EMERGING GROWTH FUND

FINANCIAL INDUSTRIES FUND

GROWTH FUND

REGIONAL BANK FUND

SPECIAL EQUITIES FUND

SPECIAL OPPORTUNITIES FUND


[LOGO OF JOHN HANCOCK FUNDS] JOHN HANCOCK FUNDS
                             A Global Investment Management Firm

                             101 Huntington Avenue, Boston, Massachusetts
                             02199-7603

CONTENTS

-------------------------------------------------------------------------------------------------


A fund-by-fund look at goals,                DISCIPLINED GROWTH FUND                       4
strategies, risks, expenses and
financial history.                           DISCOVERY FUND                                6

                                             EMERGING GROWTH FUND                          8

                                             FINANCIAL INDUSTRIES FUND                    10

                                             GROWTH FUND                                  12

                                             REGIONAL BANK FUND                           14

                                             SPECIAL EQUITIES FUND                        16

                                             SPECIAL OPPORTUNITIES FUND                   18



Policies and instructions for opening,       YOUR ACCOUNT
maintaining and closing an account
in any growth fund.                          Choosing a share class                       20

                                             How sales charges are calculated             20

                                             Sales charge reductions and waivers          21

                                             Opening an account                           21

                                             Buying shares                                22

                                             Selling shares                               23

                                             Transaction policies                         25

                                             Dividends and account policies               25

                                             Additional investor services                 26




Details that apply to the growth             FUND DETAILS
funds as a group.
                                             Business structure                           27

                                             Sales compensation                           28

                                             More about risk                              30


                                             FOR MORE INFORMATION                 BACK COVER


OVERVIEW

--------------------------------------------------------------------------------


FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[LOGO OF GOAL AND STRATEGY] GOAL AND STRATEGY The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[LOGO OF PORTFOLIO SECURITIES] PORTFOLIO SECURITIES The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[LOGO OF RISK FACTORS] RISK FACTORS The major risk factors associated with the fund.

[LOGO OF PORTFOLIO MANAGEMENT] PORTFOLIO MANAGEMENT The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[LOGO OF EXPENSES] EXPENSES The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[LOGO OF FINANCIAL HIGHLIGHTS] FINANCIAL HIGHLIGHTS A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

GOAL OF THE GROWTH FUNDS

John Hancock growth funds seek long-term growth by investing primarily in common stocks. Each fund has its own strategy and its own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

- have longer time horizons
- are willing to accept higher short-term risk along with higher potential long-term returns
- want to diversify their portfolios
- are seeking funds for the growth portion of an asset allocation portfolio
- are investing for retirement or other goals that are many years in the future

Growth funds may NOT be appropriate if you:

- are investing with a shorter time horizon in mind
- are uncomfortable with an investment that will go up and down in value

THE MANAGEMENT FIRM

All John Hancock growth funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $19 billion in assets.

DISCIPLINED GROWTH FUND

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST II                    TICKER SYMBOL  CLASS A: SVAAX  CLASS B: FEQVX
------------------------------------------------------------------------------------------------------------------

GOAL AND STRATEGY

[LOGO OF GOAL AND STRATEGY] The fund seeks long-term growth of capital. To pursue this goal, the fund invests in established, growing companies that have demonstrated superior earnings growth and stability. Under normal circumstances, the fund invests at least 65% of assets in these companies, without concentration in any one industry. The fund also looks for the following characteristics:

- predictability of earnings
- a low level of debt
- seasoned management
- a strong market position

Many of the fund's investments are in medium or large capitalization companies. The fund invests for income as a secondary goal.

PORTFOLIO SECURITIES

[LOGO OF PORTFOLIO SECURITIES] The fund invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and convertible debt securities.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[LOGO OF RISK FACTORS] As with any growth fund, the value of your investment will fluctuate in response to stock market movements.

To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT

[LOGO OF PORTFOLIO MANAGEMENT] John F. Snyder III and Jere E. Estes are the leaders of the fund's portfolio management team. Mr. Snyder is an executive vice president of the adviser and has been a team member since July 1992. He has been an investment manager since 1971. Mr. Estes has been a part of the fund's management team since joining John Hancock in July 1992. He has been in the investment business since 1967.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

[LOGO OF EXPENSES] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

-----------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                       CLASS A        CLASS B
-----------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                    5.00%          none
-----------------------------------------------------------------------------
Maximum sales charge imposed on
reinvested dividends                                   none           none
-----------------------------------------------------------------------------
Maximum deferred sales charge                          none(1)        5.00%
-----------------------------------------------------------------------------
Redemption fee(2)                                      none           none
-----------------------------------------------------------------------------
Exchange fee                                           none           none

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a % of average net assets)
-----------------------------------------------------------------------------
Management fee                                         0.75%          0.75%
-----------------------------------------------------------------------------
12b-1 fee(3)                                           0.30%          1.00%
-----------------------------------------------------------------------------
Other expenses                                         0.43%          0.43%
-----------------------------------------------------------------------------
Total fund operating expenses                          1.48%          2.18%
-----------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

------------------------------------------------------------------------
  SHARE CLASS                      YEAR 1    YEAR 3    YEAR 5    YEAR 10
------------------------------------------------------------------------
  Class A shares                   $64       $94       $127      $218
------------------------------------------------------------------------
  Class B shares
------------------------------------------------------------------------
    Assuming redemption
    at end of period               $72       $98       $137      $234
------------------------------------------------------------------------
    Assuming no redemption         $22       $68       $117      $234
------------------------------------------------------------------------

    This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


4  DISCIPLINED GROWTH FUND

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[LOGO OF FINANCIAL HIGHLIGHTS] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY
CLASS B YEAR-BY-YEAR TOTAL INVESTMENT
  RETURN (%)                  (16.44)(4)   26.69      14.27    (16.46)   30.21     7.22      12.34     0.78     11.51    21.89
(scale varies from fund to
  fund)

------------------------------------------------------------------------------------------------------------------------------------
CLASS A - PERIOD ENDED:                                                            10/92(1)  10/93     10/94    10/95     10/96
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $12.81   $ 10.99   $ 12.39  $ 12.02   $ 12.77
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                         0.06(2)   0.08(2)   0.10     0.08(2)   0.07(2)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                                                             (0.06)     1.34      0.07     1.29      2.82
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                     0.00      1.42      0.17     1.37      2.89
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                                              (0.07)    (0.02)    (0.10)   (0.10)       --
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gain on investments sold                                                        (1.74)       --     (0.44)   (0.52)    (0.10)
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from capital paid-in                                                (0.01)       --        --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                               (1.82)    (0.02)    (0.54)   (0.62)    (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $10.99   $ 12.39   $ 12.02  $ 12.77   $ 15.56
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT NET ASSET
  VALUE(3)(%)                                                                        0.19(4)  12.97      1.35    12.21     22.78
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s
  omitted)($)                                                                       1,771    23,372    23,292   27,692    28,760
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets(%)                                                                          1.73(5)   1.60      1.53     1.46      1.47
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
  (loss) to average net assets(%)                                                    0.62(5)   0.64      0.83     0.69      0.46
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(%)                                                            246        71        60       65        78
------------------------------------------------------------------------------------------------------------------------------------
Average brokerage commission rate(6)($)                                               N/A       N/A       N/A      N/A    0.0698
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CLASS B - PERIOD ENDED:        10/87(1)     10/88     10/89     10/90    10/91     10/92     10/93     10/94    10/95     10/96
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                       $ 10.00     $  8.34    $10.29   $ 11.52   $ 9.22    $11.71    $10.97    $12.31   $11.95   $ 12.69
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)      0.06        0.13      0.19      0.18     0.07      0.01(2)   0.02(2)   0.03     0.01(2)  (0.03)(2)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments     (1.70)       2.05      1.25     (2.00)    2.67      1.05      1.33      0.07     1.28      2.79
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                     (1.64)       2.18      1.44     (1.82)    2.74      1.06      1.35      0.10     1.29      2.76
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net
    investment income            (0.02)      (0.09)    (0.12)    (0.20)   (0.20)    (0.03)    (0.01)    (0.02)   (0.03)       --
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gain on
    investments sold                --       (0.14)    (0.09)    (0.28)   (0.05)    (1.76)       --     (0.44)   (0.52)    (0.10)
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from capital
    paid-in                         --          --        --        --       --     (0.01)       --        --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions            (0.02)      (0.23)    (0.21)    (0.48)   (0.25)    (1.80)    (0.01)    (0.46)   (0.55)    (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period $  8.34     $ 10.29    $11.52   $  9.22   $11.71    $10.97    $12.31    $11.95   $12.69   $ 15.35
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT
  NET ASSET VALUE(3)(%)         (16.44)(4)   26.69     14.27    (16.46)   30.21      7.22     12.34      0.78    11.51     21.89
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (000s omitted)($)             14,016      14,927    23,813    17,714   21,826    23,525    93,853    94,431   86,178    92,555
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets(%)                   2.56(5,7)   2.61(7)   2.30      2.13     2.24      2.27      2.09      2.10     2.11      2.17
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
  income (loss) to average
  net assets(%)                   0.93(5,7)   1.46(7)   1.75      1.64     0.66      0.10      0.17      0.25     0.06     (0.24)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(%)          40(5)       54        94       165      217       246        71        60       65        78
------------------------------------------------------------------------------------------------------------------------------------
Average brokerage
  commission rate(6)($)            N/A         N/A       N/A       N/A      N/A       N/A       N/A       N/A      N/A    0.0698
------------------------------------------------------------------------------------------------------------------------------------



(1)  Class A and Class B shares commenced operations on January 3, 1992 and April 22, 1987, respectively.
(2)  Based on the average of the shares outstanding at the end of each month.
(3)  Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Annualized.
(6)  Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(7)  Net of advisory expense reimbursements per share of $0.01 for the fiscal year ended October 31, 1988 and less than $0.01 for the fiscal year ended October 31, 1987.

                                                       DISCIPLINED GROWTH FUND 5

DISCOVERY FUND

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST IV                    TICKER SYMBOL  CLASS A: FRDAX  CLASS B: FRDIX
------------------------------------------------------------------------------------------------------------------

GOAL AND STRATEGY

[LOGO OF GOAL AND STRATEGY] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in companies that appear to offer superior growth prospects. Under normal circumstances, the fund invests at least 65% of assets in these companies. The fund looks for companies, including small- and medium-sized companies, that have broad market opportunities and consistent or accelerating earnings growth. These companies may:

- occupy a profitable market niche
- have products or technologies that are new, unique or proprietary
- be in an industry that has a favorable long-term growth outlook
- have a capable management team with a significant equity stake

These companies may be in a relatively early stage of development, but will usually have established a record of profitability and a strong financial position. The fund does not invest for income.

PORTFOLIO SECURITIES

[LOGO OF PORTFOLIO SECURITIES] The fund invests primarily in common stocks of U.S. companies and may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may invest up to 25% of assets in foreign securities, which carry additional risks. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[LOGO OF RISK FACTORS] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. To the extent that the fund invests in small- and medium-sized company stocks, foreign securities and other higher-risk securities, it takes on additional risks that could adversely affect its performance. The fund may experience higher volatility than many other types of growth funds. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT

[LOGO OF PORTFOLIO MANAGEMENT] Bernice S. Behar, CFA, leader of the fund's portfolio management team since March 1994, is a senior vice president of the adviser. She joined the adviser in 1991 and has been in the investment business since 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[LOGO OF INVESTOR EXPENSES] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

  ---------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES                     CLASS A        CLASS B
  ---------------------------------------------------------------------------
  Maximum sales charge imposed on purchases
  (as a percentage of offering price)                  5.00%          none
  ---------------------------------------------------------------------------
  Maximum sales charge imposed on
  reinvested dividends                                 none           none
  ---------------------------------------------------------------------------
  Maximum deferred sales charge                        none(1)        5.00%
  ---------------------------------------------------------------------------
  Redemption fee(2)                                    none           none
  ---------------------------------------------------------------------------
  Exchange fee                                         none           none

  ---------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (as a % of average net assets)
  ---------------------------------------------------------------------------
  Management fee                                       0.75%          0.75%
  ---------------------------------------------------------------------------
  12b-1 fee(3)                                         0.30%          1.00%
  ---------------------------------------------------------------------------
  Other expenses                                       0.61%          0.61%
  ---------------------------------------------------------------------------
  Total fund operating expenses                        1.66%          2.36%
  ---------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

  ----------------------------------------------------------------------
  SHARE CLASS                      YEAR 1    YEAR 3    YEAR 5    YEAR 10
  ----------------------------------------------------------------------
  Class A shares                   $66       $100      $136      $237
  ----------------------------------------------------------------------
  Class B shares
  ----------------------------------------------------------------------
    Assuming redemption
    at end of period               $74       $104      $146      $252
  ----------------------------------------------------------------------
    Assuming no redemption         $24       $74       $126      $252
  ----------------------------------------------------------------------

    This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


6  DISCOVERY FUND

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[LOGO OF FINANCIAL HIGHLIGHTS] The figures below for each of the five periods ended July 1993 to October 1996 have been audited by the fund's independent auditors, Ernst & Young LLP. Figures for the period ended July 1992 were audited by other independent auditors.

VOLATILITY, AS INDICATED BY CLASS B
YEAR-BY-YEAR TOTAL INVESTMENT RETURN(%)                          10.88(6)   21.63     (7.18)     54.97       16.85      6.69(6)
(scale varies from fund to fund)                                                                                        three
                                                                                                                        months


------------------------------------------------------------------------------------------------------------------------------------
CLASS A - PERIOD ENDED:                                          7/92(1,2)    7/93      7/94       7/95       7/96        10/96(3)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  9.40    $  8.95   $ 10.81    $  8.56     $ 12.95    $ 15.09
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                       (0.05)     (0.16)    (0.16)(4)  (0.17)(4)   (0.19)(4)  (0.05)(4)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
and foreign currency transactions                                  (0.40)      2.15     (0.43)      4.83        2.46       1.09
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   (0.45)      1.99     (0.59)      4.66        2.27       1.04
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments sold            --      (0.13)    (1.66)     (0.27)      (0.13)        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  8.95    $ 10.81   $  8.56    $  2.95     $ 15.09    $ 16.13
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(5)(%)                   (4.79)(6)  22.33     (6.45)     55.80       17.72       6.89(6)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)($)                        3,866      4,692     3,226      5,075      32,009     52,479
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(%)                          1.78(7)    2.17      2.01       2.10        1.72       1.65(7)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets(%)     (1.20)(7)  (1.61)    (1.64)     (1.73)      (1.26)     (1.20)(7)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(%)                                           138        148       108        118         116         45
------------------------------------------------------------------------------------------------------------------------------------
Average brokerage commission rate(8)($)                              N/A        N/A       N/A        N/A         N/A     0.0628

------------------------------------------------------------------------------------------------------------------------------------
CLASS B - PERIOD ENDED:                                          7/92(1,2)    7/93      7/94       7/95       7/96        10/96(3)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  8.00   $  8.87    $ 10.65    $  8.34     $ 12.54    $ 14.50
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                       (0.11)    (0.23)     (0.22)(4)  (0.22)(4)   (0.27)(4)  (0.08)(4)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
and foreign currency transactions                                   0.98      2.14      (0.43)      4.69        2.36       1.05
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    0.87      1.91      (0.65)      4.47        2.09       0.97
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments sold            --     (0.13)     (1.66)     (0.27)      (0.13)        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  8.87   $ 10.65    $  8.34    $ 12.54     $ 14.50    $ 15.47
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(5)(%)                   10.88(6)  21.63      (7.18)     54.97       16.85       6.69(6)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)($)                       34,636    38,672     26,537     31,645      68,591     96,042
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(%)                          2.56(7)   2.86       2.62       2.70        2.42       2.37(7)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets(%)     (1.56)(7) (2.26)     (2.24)     (2.34)      (1.96)     (1.93)(7)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(%)                                           138       148        108        118         116         45
------------------------------------------------------------------------------------------------------------------------------------
Average brokerage commission rate(8) ($)                             N/A       N/A        N/A        N/A         N/A     0.0628




(1)  Class A and Class B shares commenced operations on January 3, 1992 and August 30, 1991, respectively.
(2)  Covered by report of other independent auditors (not included herein).
(3)  Effective October 31, 1996, the fiscal year end changed from July 31 to October 31.
(4)  Based on the average of the shares outstanding at the end of each month.
(5)  Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)  Not annualized.
(7)  Annualized.
(8)  Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                                DISCOVERY FUND 7

EMERGING GROWTH FUND

REGISTRANT NAME: JOHN HANCOCK SERIES TRUST                           TICKER SYMBOL  CLASS A: TAEMX  CLASS B: TSEGX
------------------------------------------------------------------------------------------------------------------

GOAL AND STRATEGY

[LOGO OF GOAL AND STRATEGY] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in emerging companies (market capitalization of less than $1 billion). Under normal circumstances, the fund invests at least 80% of assets in a diversified portfolio of these companies. The fund looks for companies that show rapid growth but are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings. The fund does not invest for income.

PORTFOLIO SECURITIES

[LOGO OF PORTFOLIO SECURITIES] The fund invests primarily in the common stocks of U.S. and foreign emerging growth companies, although it may invest up to 20% of assets in other types of companies. The fund may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

For liquidity and flexibility, the fund may place up to 20% of assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[LOGO OF RISK FACTORS] As with any growth fund, the value of your investment will fluctuate in respo nse to stock market movements. Stocks of emerging growth companies carry higher risks than stocks of larger companies. This is because emerging growth companies:

- may be in the early stages of development
- may be dependent on a small number of products or services
- may lack substantial capital reserves
- do not have proven track records

In addition, stocks of emerging companies are often traded in low volumes, which can increase market and liquidity risks. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT

[LOGO OF PORTFOLIO MANAGEMENT] Bernice S. Behar, CFA, leader of the fund's portfolio management team since April 1996, is a senior vice president of the adviser. She joined the adviser in 1991 and has been in the investment business since 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[LOGO OF INVESTOR EXPENSES] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

  ----------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES                CLASS A        CLASS B
  ----------------------------------------------------------------------
  Maximum sales charge imposed on purchases
  (as a percentage of offering price)             5.00%          none
  ----------------------------------------------------------------------
  Maximum sales charge imposed on
  reinvested dividends                            none           none
  ----------------------------------------------------------------------
  Maximum deferred sales charge                   none(1)        5.00%
  ----------------------------------------------------------------------
  Redemption fee(2)                               none           none
  ----------------------------------------------------------------------
  Exchange fee                                    none           none

  ----------------------------------------------------------------------
  Annual fund operating expenses (as a % of average net assets)
  ----------------------------------------------------------------------
  Management fee                                  0.75%          0.75%
  ----------------------------------------------------------------------
  12b-1 fee(3)                                    0.25%          1.00%
  ----------------------------------------------------------------------
  Other expenses                                  0.32%          0.32%
  ----------------------------------------------------------------------
  Total fund operating expenses                   1.32%          2.07%
  ----------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

  ----------------------------------------------------------------------
  SHARE CLASS                      YEAR 1    YEAR 3    YEAR 5    YEAR 10
  ----------------------------------------------------------------------
  Class A shares                   $63       $90       $119      $201
  ----------------------------------------------------------------------
  Class B shares
  ----------------------------------------------------------------------
    Assuming redemption
    at end of period               $71       $95       $131      $221
  ----------------------------------------------------------------------
    Assuming no redemption         $21       $65       $111      $221
  ----------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


8  EMERGING GROWTH FUND

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[LOGO OF FINANCIAL HIGHLIGHTS] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY
CLASS B YEAR-BY-YEAR TOTAL INVESTMENT
  RETURN (%)                   0.00    33.59   27.40   (11.82)   73.78   6.19   24.53   2.80   33.60   12.48
(scale varies from fund to
  fund)

------------------------------------------------------------------------------------------------------------------------------------
CLASS A - PERIOD ENDED:                                                  10/91(1)   10/92     10/93     10/94    10/95(2)    10/96
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $ 18.12   $ 19.26   $ 20.60   $  25.89  $  26.82  $  36.09
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(3)                                           (0.03)    (0.20)    (0.16)     (0.18)    (0.25)    (0.34)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                                                    1.17      1.60      5.45       1.11      9.52      5.13
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           1.14      1.40      5.29       0.93      9.27      4.79
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gain on investments sold                                                 --     (0.60)       --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 19.26   $ 20.60   $ 25.89   $  26.82  $  36.09  $  40.88
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT NET ASSET
  VALUE(4)(%)                                                              6.29      7.32     25.68       3.59     34.56     13.27
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s
  omitted)($)                                                            38,859    46,137    81,263    131,053   179,481   218,497
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets(%)                                                                0.33      1.67      1.40       1.44      1.38      1.32
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
  (loss) to average net assets(%)                                         (0.15)    (1.03)    (0.70)     (0.71)    (0.83)    (0.86)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(%)                                                   66        48        29         25        23        44
------------------------------------------------------------------------------------------------------------------------------------
Average brokerage commission rate(5)($)                                     N/A       N/A       N/A        N/A       N/A    0.0698
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CLASS B - PERIOD ENDED:        10/87(1)     10/88     10/89     10/90    10/91     10/92     10/93     10/94    10/95(2)     10/96
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                      $   7.89     $  7.89    $10.54   $ 12.56   $ 11.06    $19.22    $20.34    $25.33   $26.04   $ 34.79
------------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)(3)                      (0.0021)       0.09     (0.08)    (0.22)    (0.30)    (0.38)    (0.36)    (0.36)   (0.45)    (0.60)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments    0.0021        2.56      2.83     (1.26)     8.46      1.56      5.35      1.07     9.20      4.94
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                    0.0000        2.65      2.75     (1.48)     8.16      1.18      4.99      0.71     8.75      4.34
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net
    investment income               --          --     (0.04)       --        --        --        --        --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gain on
    investments sold                --          --     (0.49)    (0.22)       --     (0.60)       --        --       --        --
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions             --          --     (0.53)    (0.22)       --     (0.60)       --        --       --        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period  $ 7.89      $10.54   $ 12.76   $ 11.06   $ 19.22   $  20.34  $  25.33   $  26.04  $  34.79  $ 39.13

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT
  NET ASSET VALUE(4)(%)           0.00       33.59     27.40    (11.82)    73.78       6.19     24.53       2.80     33.60    12.48
------------------------------------------------------------------------------------------------------------------------------------
Total adjusted investment
 return at net asset
 value(4,6) (%)                  (0.41)      31.00     27.37        --        --         --        --         --        --       --
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (000s omitted)($)                 79       3,232     7,877    11,688    52,743    86,923    219,484   283,435    393,478  451,268
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets(%)                   0.03        3.05      3.48      3.11      2.85      2.64       2.28      2.19       2.11     2.05
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses
 to average net assets(7)(%)      0.44        5.64      3.51        --        --        --         --        --          --      --
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
  income (loss) to average
  net assets(%)                  (0.03)       0.81     (0.67)    (1.64)    (1.83)    (1.99)     (1.58)    (1.46)     (1.55)   (1.59)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted net
investment income (loss)
to average net assets(7)(%)      (0.44)      (1.78)    (0.70)       --        --        --         --        --         --       --
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(%)           0         252        90        82        66        48         29        25         23       44
------------------------------------------------------------------------------------------------------------------------------------
Fee reduction per share ($)       0.03        0.29     0.004        --        --        --         --        --         --       --
------------------------------------------------------------------------------------------------------------------------------------
Average brokerage commission
 rate(5)($)                        N/A         N/A       N/A       N/A       N/A       N/A        N/A       N/A        N/A    0.0669



(1)  Class A and Class B shares commenced operations on August 22,1991 and October 26,1987, respectively. (Not annualized.)
(2)  On December 22,1994, John Hancock Advisors, Inc. became the investment advisor of the fund.
(3)  Based on the average of the shares outstanding at the end of each month.
(4)  Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(6)  An estimated total return calculation that does not take into consideration fee reductions by the advisor during the periods shown.
(7)  Unreimbursed, without fee reduction.

                                                         EMERGING GROWTH FUND 9

FINANCIAL INDUSTRIES FUND

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST II                  TICKER SYMBOL       CLASS A: FIDAX      CLASS B: FIDBX
-----------------------------------------------------------------------------------------------------------------------------


GOAL AND STRATEGY

[LOGO OF GOAL AND STRATEGY] The fund seeks capital appreciation. To pursue this goal, the fund invests in U.S. and foreign financial services companies. These include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms and insurance companies.

Under normal circumstances, the fund invests at least 65% of assets in these companies.

PORTFOLIO SECURITIES

[LOGO OF PORTFOLIO SECURITIES] The fund invests primarily in the common stocks of U.S. and foreign companies. It may also invest in warrants, preferred stocks and debt securities.

The fund may invest up to 5% of net assets in junk bonds. For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities and may engage in other investment practices.


RISK FACTORS

[LOGO OF RISK FACTORS] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates in a single sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Falling interest rates or deteriorating economic conditions can adversely affect the performance of financial services companies' stocks, while rising interest rates will cause a decline in the value of any debt securities the fund holds. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT

[LOGO OF PORTFOLIO MANAGEMENT] James K. Schmidt, CFA, and Thomas Finucane lead the fund's portfolio management team. Mr. Schmidt has been in the investment business since 1974. He joined the adviser in 1985 and is an executive vice president. Mr. Finucane has been in the investment business since joining the adviser in 1990. He is a second vice president.

--------------------------------------------------------------------------------
INVESTOR EXPENSES


{LOGO OF EXPENSES] Fund investors pay various expenses, either directly or indirectly. The figures below are based on Class A expenses for the past year, adjusted to reflect any changes. No Class B shares were issued or outstanding during the past year. Future expenses may be greater or less.

--------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES              CLASS A      CLASS B
--------------------------------------------------------------------------------

Maximum sales charge imposed on purchases
(as a percentage of offering price)              5.00%        none
--------------------------------------------------------------------------------
Maximum sales charge imposed on
reinvested dividends                             none         none
--------------------------------------------------------------------------------
Maximum deferred sales charge                    none(1)      5.00%
--------------------------------------------------------------------------------
Redemption fee(2)                                none         none
--------------------------------------------------------------------------------
Exchange fee                                     none         none


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fee (after expense limitation)(3)     0.00%        0.00%
--------------------------------------------------------------------------------
12b-1 fee(4)                                     0.30%        1.00%
--------------------------------------------------------------------------------
Other expenses
(after limitation)(3)                            0.90%        0.90%
--------------------------------------------------------------------------------
Total fund operating expenses
(after limitation)(3)                            1.20%        1.90%
--------------------------------------------------------------------------------

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                  Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A shares                 $62       $86       $113      $188
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
      Assuming redemption
      at end of period         $69       $90       $123      $204
--------------------------------------------------------------------------------
      Assuming no redemption   $19       $60       $103      $204
--------------------------------------------------------------------------------


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2)  Does not include wire redemption fee (currently $4.00).

(3) Reflects the adviser's agreement to limit expenses (except for 12b-1 and other class-specific expenses). Without this limitation, management fees would be 0.80% for each class, other expenses would be 5.97% for each class and total fund operating expenses would be 7.07% for Class A and 7.77% for Class B.

(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

10  Financial Industries Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[LOGO OF FINANCIAL HIGHLIGHTS] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY
 CLASS A YEAR-BY-YEAR TOTAL INVESTMENT
  RETURN (%)                                                            29.76(4)
            --------------------------------------------------------------------
(scale varies from fund to
 fund)
--------------------------------------------------------------------------------
  CLASS A - PERIOD ENDED:                                               10/96(1)
--------------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
  Net asset value, beginning of period                                $  8.50
--------------------------------------------------------------------------------
  Net investment income (loss)                                           0.02(2)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                 2.51
--------------------------------------------------------------------------------
  Total from investment operations                                       2.53
--------------------------------------------------------------------------------
  Less distributions:
--------------------------------------------------------------------------------
     Dividends from net investment income                                  --
--------------------------------------------------------------------------------
     Distributions from net realized gain on investments sold              --
--------------------------------------------------------------------------------
     Total distributions                                                   --
--------------------------------------------------------------------------------
  Net asset value, end of period                                      $ 11.03
--------------------------------------------------------------------------------
  TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                     29.76(4)
--------------------------------------------------------------------------------
  Total adjusted investment return at net asset value(3,5) (%)          26.04(4)
--------------------------------------------------------------------------------
  RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000s omitted) ($)                            895
--------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%)                            1.20(6)
--------------------------------------------------------------------------------
  Ratio of adjusted expenses to average net assets(5) (%)                7.07(6)
--------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average net assets (%)        0.37(6)
--------------------------------------------------------------------------------
  Ratio of adjusted net investment income (loss) to average net
   assets(5) (%)                                                       (5.50)(6)
--------------------------------------------------------------------------------
  Portfolio turnover rate (%)                                              31
--------------------------------------------------------------------------------
  Average brokerage commission rate(7) ($)                             0.0649
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CLASS B - PERIOD ENDED:                                                 10/96
--------------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
  Net asset value, beginning of period                                     --
--------------------------------------------------------------------------------
  Net investment income (loss)                                             --
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                   --
--------------------------------------------------------------------------------
  Total from investment operations                                         --
--------------------------------------------------------------------------------
  Less distributions:
--------------------------------------------------------------------------------
        Dividends from net investment income                               --
--------------------------------------------------------------------------------
        Distributions from net realized gain on investments sold           --
--------------------------------------------------------------------------------
        Total distributions                                                --
--------------------------------------------------------------------------------
  Net asset value, end of period                                           --
--------------------------------------------------------------------------------
  Total investment return at net asset value(3) (%)                        --
--------------------------------------------------------------------------------
  Total adjusted investment return at net asset value(3,5) (%)             --
--------------------------------------------------------------------------------
  RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000s omitted) ($)                             --
--------------------------------------------------------------------------------
  Ratio of expenses to average net assets (5)(%)                           --
--------------------------------------------------------------------------------
  Ratio of adjusted expenses to average net assets(5) (%)                  --
--------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average net assets (%)          --
--------------------------------------------------------------------------------
  Ratio ofadjusted net investment income (loss) to average net
   assets(5) (%)                                                           --
--------------------------------------------------------------------------------
  Portfolio turnover rate (%)                                              --
--------------------------------------------------------------------------------
  Average brokerage commission rate(7) ($)                                 --
--------------------------------------------------------------------------------



(1)  Class A shares commenced operations on March 14, 1996.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Unreimbursed, without fee reduction.
(6)  Annualized.
(7)  Per portfolio share traded. Required for fiscal years that began September
     1, 1995 or later.

                                                   FINANCIAL INDUSTRIES FUND  11

GROWTH FUND

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST III
                                  TICKER SYMBOL CLASS A: JHNGX   CLASS B: JHGBX
-------------------------------------------------------------------------------

GOAL AND STRATEGY
[LOGO]The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in stocks that are diversified with regard to industries and issuers. The fund favors stocks of companies whose operating earnings and revenues have grown more than twice as fast as the gross domestic product over the past five years, although not all stocks in the fund's portfolio will meet this criterion.

PORTFOLIO SECURITIES
[LOGO]The portfolio invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and convertible debt securities.

For liquidity and flexibility, the fund may invest up to 35% of net assets in investment-grade short-term securities. In abnormal market conditions, it may invest more than 35% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[LOGO]As with any growth fund, the value of your investment will fluctuate in respo nse to stock market movements. To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affe ct its performance. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT
[LOGO]Anurag Pandit, CFA, is leader of the fund's portfolio management team. A second vice president of the adviser, Mr. Pandit has been a member of the management team since joining John Hancock Funds in April 1996. He assumed leadership of the team on January 1, 1997. Mr. Pandit has been in the investment business since 1984.


-------------------------------------------------------------------------------

INVESTOR EXPENSES

[LOGO]Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                  CLASS A         CLASS B
-------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)               5.00%           none
Maximum sales charge imposed on
reinvested dividends                              none            none
Maximum deferred sales charge                     none(1)         5.00%
Redemption fee(2)                                 none            none
Exchange fee                                      none            none
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
Management fee                                    0.79%           0.79%
12b-1 fee(3)                                      0.30%           1.00%
Other expenses                                    0.39%           0.39%
Total fund operating expenses                     1.48%           2.18%
-------------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-------------------------------------------------------------------------------
SHARE CLASS                           YEAR 1    YEAR 3    YEAR 5     YEAR 10
-------------------------------------------------------------------------------
Class A shares                          $64       $94       $127       $218
Class B shares
  Assuming redemption
  at end of period                      $72       $98       $137       $234
  Assuming no redemption                $22       $68       $117       $234
-------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

----------


(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


12  GROWTH FUND

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

[LOGO]The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

VOLATILITY, AS INDICATED BY CLASS A                                          [GRAPH]
YEAR-BY-YEAR TOTAL
INVESTMENT RETURN (%)         13.83    6.03    11.23    30.96    (8.34)   41.68     6.06    13.03    (7.50)    27.17      19.32(4)
(scale varies from fund to fund)                                                                                         ten months

-----------------------------------------------------------------------------------------------------------------------------------
Class A - PERIOD ENDED:       12/86   12/87    12/88    12/89    12/90    12/91    12/92    12/93    12/94    12/95       10/96(1)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning
  of period                  $14.50  $14.03  $ 12.34  $ 13.33  $ 15.18  $ 12.93  $ 17.48  $  7.32  $ 17.40   $ 15.89    $ 19.51
Net investment
  income (loss)                0.11    0.22     0.23     0.28     0.16     0.04    (0.06)   (0.11)   (0.10)    (0.09)(2)  (0.13)(2)
Net realized and unrealized
  gain (loss) on investments   1.79    0.64     1.16     3.81    (1.47)    5.36     1.10     2.33    (1.21)     4.40       3.90
Total from investment
  operations                   1.90    0.86     1.39     4.09    (1.31)    5.40     1.04     2.22    (1.31)     4.31       3.77
Less distributions:
  Dividends from net
    investment income         (0.17)  (0.28)   (0.23)   (0.29    (0.16)   (0.04)      --       --       --        --         --
  Distributions from net
  realized gain on
  investments sold            (2.20)  (2.27)   (0.17)   (1.95)   (0.78)   (0.81)   (1.20)   (2.14)   (0.20)    (0.69)        --
  Total distributions         (2.37)  (2.55)   (0.40)   (2.24)   (0.94)   (0.85)   (1.20)   (2.14)   (0.20)    (0.69)        --
Net asset value,
  end of period              $14.03  $12.34  $ 13.33  $ 15.18  $ 12.93  $ 17.48  $ 17.32  $ 17.40  $ 15.89   $ 19.51    $ 23.28
TOTAL INVESTMENT RETURN
  AT NET ASSET VALUE(3)(%)    13.83    6.03    11.23    30.96    (8.34)   41.68     6.06    13.03    (7.50)    27.17      19.32(4)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (000s omitted)($)          87,468  86,426  101,497  105,014  102,416  145,287  153,057  162,937  146,466   241,700    279,425
Ratio of expenses to
  average net assets(%)        1.03    1.00     1.06     0.96     1.46     1.44     1.60     1.56     1.65      1.48       1.48(5)
Ratio of net investment
  income (loss) to average
  net assets(%)                0.77    1.41     1.76     1.73     1.12     0.27    (0.36)   (0.67)   (0.64)    (0.46)     (0.73)(5)
Portfolio turnover rate (%)      62      68       47       61      102       82       71       68       52        68(6)      59
Average brokerage commission
  rate(7)($)                    N/A     N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A       N/A     0.0695

-----------------------------------------------------------------------------------------------------------------------------------
CLASS B - PERIOD ENDED:                                                                              12/94(8)  12/95      10/96(1)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning
  of period                                                                                        $ 17.16   $ 15.83    $ 19.25
Net investment income (loss)                                                                         (0.20)(2) (0.26)(2)  (0.26)(2)
Net realized and unrealized
  gain (loss) on investments                                                                         (0.93)     4.37       3.84
Total from investment
  operations                                                                                         (1.13)     4.11       3.58
Less distributions:
  Distributions from net
  realized gain on
  investments sold                                                                                   (0.20)    (0.69)        --
Net asset value, end of period                                                                     $ 15.83   $1 9.25    $ 22.83
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3)(%)                                                     (6.56)(4) 26.01      18.60(4)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                                                         3,807    15,913     25,474
Ratio of expenses to average net assets (%)                                                           2.38 (8)  2.31       2.18 (8)
Ratio of net investment income (loss) to
  average net assets (%)                                                                             (1.25)(8) (1.39)     (1.42)(8)
Portfolio turnover rate (%)                                                                             52        68(6)      59
Average brokerage commission rate(7) ($)                                                               N/A       N/A     0.0695


----------


(1) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Annualized.
(6)  Excludes merger activity.
(7)  Per portfolio share traded. Required for fiscal years that began September
     1, 1995 or later.
(8)  Class B shares commenced operations on January 3, 1994.





                                                                 GROWTH FUND  13

REGIONAL BANK FUND
REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST II
                                 TICKER SYMBOL   CLASS A: FRBAX   CLASS B:FRBFX
-------------------------------------------------------------------------------

GOAL AND STRATEGY
[LOGO]The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in regional banks and lending institutions, including:
-  commercial and industrial banks
-  savings and loan associations
-  bank holding companies

These financial institutions provide full-service banking, have primarily domestic assets and are typically based outside of New York City and Chicago. They may or may not be members of the Federal Reserve, and their deposits may or may not be FDIC-insured.

Under normal circumstances, the fund invests at least 65% of assets in these companies; it may invest up to 35% of assets in other financial services companies, including lending companies and money center banks. The fund may invest up to 5% of net assets in stocks of non-financial services companies and up to 5% in junk bonds issued by banks. Because regional banks typically pay regular dividends, moderate income is an investment goal.

PORTFOLIO SECURITIES
[LOGO]The fund invests primarily in the common stocks of U.S. companies. It may als o invest in warrants, preferred stocks and investment-grade convertible debt securities, as well as foreign stocks.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[LOGO]As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates in a single industry, its performance is largely dependent on the industry's performance, which may differ in direction and degree from that of the overall stock market. Falling interest rates or deteriorating economic conditions can adversely affect the performance of bank stocks, while rising interest rates will cause a decline in the value of any debt securities the fund holds. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT
James K. Schmidt, CFA, joined John Hancock in 1985 and has served as the fund's portfolio manager since its inception that year. An executive vice president of the adviser, he has been in the investment business since 1974.

-------------------------------------------------------------------------------

INVESTOR EXPENSES

[LOGO]Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                      CLASS A        CLASS B
-------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                    5.00%          none
Maximum sales charge imposed on
reinvested dividends                                   none           none
Maximum deferred sales charge                          none(1)        5.00%
Redemption fee(2)                                      none           none
Exchange fee                                           none           none
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  (AS A % OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
Management fee                                         0.76%          0.76%
12b-1 fee(3)                                           0.30%          1.00%
Other expenses                                         0.32%          0.32%
Total fund operating expenses                          1.38%          2.08%
-------------------------------------------------------------------------------


EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-------------------------------------------------------------------------------
SHARE CLASS                           YEAR 1    YEAR 3    YEAR 5     YEAR 10
-------------------------------------------------------------------------------
Class A shares                          $63       $92       $122       $207
Class B shares
  Assuming redemption
  at end of period                      $71       $95       $132       $223
  Assuming no redemption                $21       $65       $112       $223

----------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.





14  REGIONAL BANK FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[LOGO]The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS B
YEAR-BY-YEAR TOTAL                                                            [GRAPH]
 INVESTMENT RETURN(%)
                    17.44  (17.36)(4)   36.89    20.46   (32.29)   75.35    37.20       36.71        5.69       30.11       27.89
(scale varies from fund to fund)

-----------------------------------------------------------------------------------------------------------------------------------
CLASS A - PERIOD ENDED:                                                     10/92(1)    10/93       10/94       10/95       10/96
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning
  of period                                                               $ 13.47     $ 17.47     $ 21.62     $ 21.52     $ 27.14
Net investment
  income (loss)                                                              0.21        0.26(2)     0.39(2)     0.52(2)     0.63(2)
Net realized and
  unrealized gain
  (loss) on
  investments                                                                3.98        5.84        0.91        5.92        7.04
Total from
  investment
  operations                                                                 4.19        6.10        1.30        6.44        7.67
Less distributions:
  Dividends from
    net investment
    income                                                                  (0.19)      (0.26)      (0.34)      (0.48)      (0.60)
  Distributions
    from net
    realized gain on
    investments sold                                                           --       (1.69)      (1.06)      (0.34)      (0.22)
  Total distributions                                                       (0.19)      (1.95)      (1.40)      (0.82)      (0.82)
Net asset value,
  end of period                                                           $ 17.47     $ 21.62     $ 21.52     $ 27.14     $ 33.99
TOTAL INVESTMENT
  RETURN AT NET
  ASSET VALUE(3) (%)                                                        31.26(4)    37.45        6.44       31.00       28.78
RATIOS AND
  SUPPLEMENTAL DATA
Net assets, end of
 period
 (000s omitted) ($)                                                        31,306      94,158     216,978     486,631     860,843
Ratio of expenses
  to average net
  assets (%)                                                                 1.41(5)     1.35        1.34        1.39        1.36
Ratio of net
  investment income
  to average net
  assets (%)                                                                 1.64(5)     1.29        1.78        2.23        2.13
Portfolio turnover
  rate (%)                                                                     53          35          13          14           8
Average brokerage
  commission
  rate(6) ($)                                                                 N/A         N/A         N/A         N/A      0.0694

-----------------------------------------------------------------------------------------------------------------------------------
CLASS B - PERIOD ENDED:
                     3/87(7) 10/87(8)   10/88    10/89    10/90    10/91    10/92       10/93       10/94       10/95       10/96
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value,
 beginning of
 period            $12.51    $12.68   $ 10.02  $ 11.89  $ 13.00  $  8.13  $ 13.76     $ 17.44     $ 21.56     $ 21.43     $ 27.02
Net investment
 income (loss)       0.20      0.05      0.16     0.20     0.30     0.29     0.18        0.15(2)     0.23(2)     0.36(2)     0.42(2)
Net realized and
 unrealized gain
 (loss) on
  investment         1.74     (2.17)     3.12     2.02    (4.19)    5.68     4.56        5.83        0.91        5.89        7.01
Total from investment
 operations          1.94     (2.12)     3.28     2.22    (3.89)    5.97     4.74        5.98        1.14        6.25        7.43
Less distributions:
  Dividends from
   net investment
   income           (0.26)    (0.04)    (0.15)   (0.16)   (0.19)   (0.34 )  (0.28)      (0.17)      (0.21)      (0.32)      (0.40)
  Distributions
   from net
   realized gain
   on investments
   sold             (1.51)    (0.50)    (1.26)   (0.95)   (0.76)      --    (0.78)      (1.69)      (1.06)      (0.34)      (0.22)
  Distributions from
   capital paid-in     --        --        --       --    (0.03)      --       --          --          --          --          --
  Total
   distributions    (1.77)    (0.54)    (1.41)   (1.11)   (0.98)   (0.34)   (1.06)      (1.86)      (1.27)      (0.66)      (0.62)
Net asset value,
  end of period    $12.68    $10.02   $ 11.89  $ 13.00  $  8.13  $ 13.76  $ 17.44     $ 21.56     $ 21.43     $ 27.02     $ 33.83
TOTAL INVESTMENT
  RETURN AT NET
  ASSET
  VALUE(3)(%)       17.44    (17.36)(4) 36.89    20.46   (32.29)   75.35    37.20       36.71        5.69       30.11       27.89
RATIOS AND
  SUPPLEMENTAL DATA
Net assets, end of
  period (000s
  omitted) ($)     54,626    38,721    50,965   81,167   38,992   52,098   56,016     171,808    522, 207   1,236,447   2,408,514
Ratio of expenses
 to average net
 assets (%)          1.48      2.47(5)   2.17     1.99     1.99     2.04     1.96        1.88        2.06        2.09        2.07
Ratio of net
  investment income
  (loss) to average
  net assets (%)     1.62      0.73(5)   1.50     1.67     2.51     2.65     1.21        0.76        1.07        1.53        1.42
Portfolio turnover
  rate (%)             89        58(5)     87       85       56       75       53          35          13          14           8
Average brokerage
  commission
  rate(6)($)          N/A       N/A       N/A      N/A      N/A     N/A       N/A         N/A         N/A         N/A      0.0694


----------

(1)  Class A shares commenced operations on January 3, 1992.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Annualized.
(6)  Per portfolio share traded. Required for fiscal years that began September
     1, 1995 or later.
(7)  Year ended March 31, 1987.
(8)  For the period April 1, 1987 to October 31, 1987.







                                                           REGIONAL BANK FUND 15

SPECIAL EQUITIES FUND

REGISTRANT NAME: JOHN HANCOCK SPECIAL EQUITIES FUND
                                  TICKER SYMBOL  CLASS A: JHNSX   CLASS B: SPQBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[LOGO]The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in small-capitalization companies and companies in situations offering unusual or non-recurring opportunities. Under normal circumstances, the fund invests at least 65% of assets in a diversified portfolio of these companies. The fund looks for companies that dominate an emerging industry or hold a growing market share in a fragmented industry, and that have demonstrated annual earnings and revenue growth of at least 25%, self-financing capabilities and strong management. The fund does not invest for income.

PORTFOLIO SECURITIES
[LOGO]The fund invests primarily in the common stocks of U.S. and foreign companies. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities. For liquidity and flexibility, the fund may place up to 35% of assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest more than 35% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[LOGO]As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks of small-capitalization and special-situation companies carry higher risks than stocks of larger companies. This is because these companies:

*  may lack proven track records

*  may be dependent on a small number of products or services

*  may be undercapitalized

*  may have highly priced stocks that are sensitive to adverse news

In addition, stocks of these companies are often traded in low volumes, which can increase market and liquidity risks. Before you invest, please read "More about risk" starting on page 30.

MANAGEMENT/SUBADVISER
[LOGO]Michael P. DiCarlo is responsible for the fund's day-to-day investment management. He has served as the fund's portfolio manager since January 1988, and has been in the investment business since 1984. He is currently one of three principals in DFS Advisors, LLC, which was founde d in 1996 and serves as subadviser to the fund.

This fund will be closed to new investors at the end of the day its total assets reach $2.5 billion. Further investments will be limited to existing accounts.

-------------------------------------------------------------------------------

INVESTOR EXPENSES

[LOGO]Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                      CLASS A        CLASS B
-------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                    5.00%          none
Maximum sales charge imposed on
reinvested dividends                                   none           none
Maximum deferred sales charge                          none(1)        5.00%
Redemption fee(2)                                      none           none
Exchange fee                                           none           none

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
Management fee(3)                                      0.81%          0.81%
12b-1 fee(4)                                           0.30%          1.00%
Other expenses                                         0.31%          0.35%
Total fund operating expenses                          1.42%          2.16%


EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-------------------------------------------------------------------------------
SHARE CLASS                           YEAR 1    YEAR 3    YEAR 5     YEAR 10
-------------------------------------------------------------------------------
Class A shares                          $64       $93       $124       $212
Class B shares
  Assuming redemption
  at end of period                      $72       $98       $136       $231
  Assuming no redemption                $22       $68       $116       $231


----------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3)  Includes a subadviser fee equal to 0.25% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.







16  SPECIAL EQUITIES FUND

FINANCIAL HIGHLIGHTS

[LOGO]The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

VOLATILITY, AS INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL
INVESTMENT
RETURN (%)                                                                [GRAPH]
                         (28.68)   13.72    31.82   (21.89)   95.37    20.25       47.83       (0.12)     37.49        12.96
                         ------  -------  -------  -------  -------  -------     -------     -------     -------     -------
(scale varies from fund to fund)

-----------------------------------------------------------------------------------------------------------------------------
CLASS A - PERIOD ENDED:   10/87    10/88    10/89    10/90    10/91    10/92       10/93       10/94       10/95       10/96
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period     $6.08    $4.30  $  4.89  $  6.38  $  4.97  $  9.71     $ 10.99     $ 16.13    $  16.11     $ 22.15
Net investment
  income (loss)           (0.03)    0.04     0.01    (0.12)   (0.10)   (0.19)(1)   (0.20)(1)   (0.21)(1)   (0.18)(1)   (0.22)
Net realized and
  unrealized gain (loss)
  on investments          (1.26)    0.55     1.53    (1.27)    4.84     2.14        5.43        0.19        6.22        3.06
Total from investment
  operations              (1.29)    0.59     1.54    (1.39)    4.74     1.95        5.23       (0.02)       6.04        2.84
Less distributions:
  Dividends from net
    investment income        --       --    (0.05)   (0.02)      --       --          --          --          --          --
  Distributions from
    net realized gain
    on investments
    sold                  (0.45)      --       --       --       --    (0.67)      (0.09)         --          --      (0.46)
  Distributions from
    capital paid-in       (0.04)      --       --       --       --       --          --          --          --          --
  Total distributions     (0.49)      --    (0.05)   (0.02)      --    (0.67)      (0.09)         --          --       (0.46)
Net asset value, end
  of period              $ 4.30  $  4.89  $  6.38  $  4.97  $  9.71  $ 10.99     $ 16.13     $ 16.11     $ 22.15     $ 24.53
TOTAL INVESTMENT RETURN
  AT NET ASSET
  VALUE(2)(%)            (28.68)   13.72    31.82   (21.89)   95.37    20.25       47.83       (0.12)      37.49       12.96
Total adjusted
  investment return at
  net asset value(2,3)   (29.41)   12.28    30.75   (22.21)   95.33       --          --          --          --          --
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of
  period (000s
  omitted) ($)           10,637   11,714   12,285    8,166   19,713   44,665     296,793     310,625     555,655     972,312
Ratio of expenses to
  average net assets (%)   1.50     1.50     1.50     2.63     2.75     2.24        1.84        1.62        1.48        1.42
Ratio of adjusted
  expenses to average
  net assets(4) (%)        2.23     2.94     2.57     2.95     2.79       --          --          --          --          --
Ratio of net investment
  income (loss) to
  average net assets (%)  (0.57)    0.82     0.47    (1.58)   (2.12)   (1.91)      (1.49)      (1.40)      (0.97)      (0.89)
Ratio of adjusted net
  investment income
  (loss) to average
  net assets(4) (%)       (1.30)   (0.62)   (0.60)   (1.90)   (2.16)      --          --          --          --          --
Portfolio turnover
  rate (%)                   93       91      115      113      163      114          33          66          82          59
Fee reduction per
  share ($)                0.04     0.07     0.03     0.02    0.002       --          --          --          --          --
Average brokerage
  commission rate(5) ($)    N/A      N/A      N/A      N/A      N/A      N/A         N/A         N/A         N/A      0.0677

-----------------------------------------------------------------------------------------------------------------------------
CLASS B - PERIOD ENDED:                                                            10/93(6)    10/94       10/95       10/96
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                             $ 12.30     $ 16.08     $ 15.97     $ 21.81
Net investment income (loss)                                                       (0.18)(1)   (0.30)(1)   (0.31)(1)   (0.40)(1)
Net realized and
  unrealized gain (loss)
  on investments                                                                    3.96        0.19        6.15        3.01
Total from investment operations                                                    3.78       (0.11)       5.84        2.61
Less distributions:
  Distributions from net
    realized gain on
    investments sold                                                                  --          --          --       (0.46)
Net asset value, end of period                                                   $ 16.08     $ 15.97     $ 21.81     $ 23.96
TOTAL INVESTMENT RETURN AT
  NET ASSET VALUE(2) (%)                                                           30.73(7)    (0.68)      36.57       12.09
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (000s omitted) ($)                                                             158,281     191,979     454,934     956,374
Ratio of expenses to
  average net assets (%)                                                            2.34(8)     2.25        2.20        2.16
Ratio of net investment
  income (loss) to average
  net assets (%)                                                                   (2.03)(8)   (2.02)      (1.69)      (1.65)
Portfolio turnover rate (%)                                                           33          66          82          59
Average brokerage commission rate(5) ($)                                             N/A         N/A         N/A      0.0677

----------

(1)  Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(4)  Unreimbursed, without fee reduction.
(5)  Per portfolio share traded. Required for fiscal years that began September
     1, 1995 or later.
(6)  Class B shares commenced operations on March 1, 1993.
(7)  Not annualized.
(8)  Annualized.





                                                       SPECIAL EQUITIES FUND  17

SPECIAL OPPORTUNITIES FUND

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST III
                                TICKER SYMBOL   CLASS A: SPOAX    CLASS B: SPOBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[LOGO]The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in those economic sectors that appear to have a higher than average earning potential. Under normal circumstances, at least 90% of the fund's equity securities is invested within five or fewer sectors (e.g., financial services, energy, technology). At times, the fund may focus on a single sector. The fund first determines the inclusion and weighting of sectors, using macroeconomic as well as other factors, then selects portfolio securities by seeking the most attractive companies. The fund may add or drop sectors. Because the fund may invest more than 5% of assets in a single issuer, it is classified as a non-diversified fund.

PORTFOLIO SECURITIES
[LOGO]The fund invests primarily in common stocks of U.S. and foreign companies of any size. It may also invest in warrants, preferred stocks, convertible debt securities, U.S. Government securities and corporate bonds rated at least BBB/Baa, or equivalent, and may invest in certain higher-risk securities. The fund also may make short sales of securities and may engage in other investment practices. For liquidity and flexibility, the fund may place up to 10% of net assets in cash or investment-grade short-term securities. In abnormal market conditions, it may invest more than 10% in these securities as a defensive tactic.

RISK FACTORS
[LOGO]As with any growth fund, the value of your investment will fluctuate in response to stock market movements. By focusing on a relatively small number of sectors or issuers, the fund runs the risk that any factor influencing those sectors or issuers will have a major effect on performance. The fund may invest in companies with smaller market capitalizations, which represent higher near-term risks than larger capitalization companies. These factors make the fund likely to experience higher volatility than most other types of growth funds. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT
[LOGO]Kevin R. Baker is leader of the portfolio management team for the fund. A vic e president of the adviser, he has been a member of the management team since joining the adviser in January 1994. He has been in the investment business since 1986.

-------------------------------------------------------------------------------

INVESTOR EXPENSES

[LOGO]Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                      CLASS A        CLASS B
-------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                    5.00%          none
Maximum sales charge imposed on
reinvested dividends                                   none           none
Maximum deferred sales charge                          none(1)        5.00%
Redemption fee(2)                                      none           none
Exchange fee                                           none           none

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
Management fee                                         0.80%          0.80%
12b-1 fee(3)                                           0.30%          1.00%
Other expenses                                         0.50%          0.50%
Total fund operating expenses                          1.60%          2.30%


EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-------------------------------------------------------------------------------
SHARE CLASS                           YEAR 1    YEAR 3    YEAR 5     YEAR 10
-------------------------------------------------------------------------------
Class A shares                          $65      $ 98       $133       $231
Class B shares
  Assuming redemption
  at end of period                      $73      $102       $143       $246
  Assuming no redemption                $23      $ 72       $123       $246


----------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.





18 SPECIAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

[LOGO]The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)
(scale varies from fund to fund)                                                               (6.71)      17.53       36.15

----------------------------------------------------------------------------------------------------------------------------
CLASS A - PERIOD ENDED:                                                                        10/94(1)    10/95       10/96
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                         $  8.50     $  7.93     $  9.32
Net investment income (loss)(2)                                                                (0.03)      (0.07)      (0.11)
Net realized and unrealized gain (loss) on investments                                         (0.54)       1.46        3.34
Total from investment operations                                                               (0.57)       1.39        3.23
Less distributions:
      Distributions from net realized gain on investments sold                                    --          --       (1.63)
Net asset value, end of period                                                               $  7.93     $  9.32     $ 10.92

TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                                              (6.71)      17.53       36.15
Total adjusted investment return at net asset value(3,4) (%)                                   (6.83)         --          --

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                                                  92,325     101,562     156,578
Ratio of expenses to average net assets (%)                                                     1.50        1.59        1.59
Ratio of adjusted expenses to average net assets(5) (%)                                         1.62          --          --
Ratio of net investment income (loss) to average net assets (%)                                (0.41)      (0.87)      (1.00)
Ratio of adjusted net investment (loss) to average net assets(5) (%)                           (0.53)         --          --
Portfolio turnover rate (%)                                                                       57         155         240
Fee reduction per share ($)                                                                     0.01(2)       --          --
Average brokerage commission rate(6) ($)                                                         N/A         N/A      0.0600

----------------------------------------------------------------------------------------------------------------------------
CLASS B - PERIOD ENDED:                                                                        10/94(1)     10/95      10/96
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                         $  8.50     $  7.87     $  9.19
Net investment income (loss)(2)                                                                (0.09)      (0.13)      (0.18)
Net realized and unrealized gain (loss) on investments                                         (0.54)       1.45        3.29
Total from investment operations                                                               (0.63)       1.32        3.11
Less distributions:
      Distributions from net realized gain on investments sold                                    --          --       (1.63)
Net asset value, end of period                                                               $  7.87     $  9.19     $ 10.67

TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                                              (7.41)(4)   16.77       35.34
Total adjusted investment return at net asset value(3,4) (%)                                   (7.53)         --          --

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                                                 131,983     137,363     238,901
Ratio of expenses to average net assets (%)                                                     2.22        2.30        2.29
Ratio of adjusted expenses to average net assets(5) (%)                                         2.34          --          --
Ratio of net investment income (loss) to average net assets (%)                                (1.13)      (1.55)      (1.70)
Ratio of adjusted net investment (loss) to average net assets(5) (%)                           (1.25)         --          --
Portfolio turnover rate (%)                                                                       57         155         240
Fee reduction per share ($)                                                                     0.01(2)       --          --
Average brokerage commission rate(6) ($)                                                         N/A         N/A      0.0600

----------

(1)  Class A and B shares commenced operations on November 1, 1993.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(5)  Unreimbursed, without fee reduction.
(6)  Per portfolio share traded. Required for fiscal years that began September
     1, 1995 or later.

                                                  SPECIAL OPPORTUNITIES FUND  19

YOUR ACCOUNT

-------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All John Hancock growth funds offer two classes of shares, Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

-------------------------------------------------------------------------------
CLASS A                                   CLASS B
-------------------------------------------------------------------------------
* Front-end sales charges, as             * No front-end sales charge; all your
  described below. There are                money goes to work for you right
  several ways to reduce these              away.
  charges, also described below.
                                          * Higher annual expenses than Class A
* Lower annual expenses than                shares.
  Class B shares.
                                          * A deferred sales charge on shares
                                            you sell within six years of
                                            purchase, as described below.

                                          * Automatic conversion to Class A
                                            shares after eight years, thus
                                            reducing future annual expenses.

For actual past expenses of Class A and B shares, see the fund-by-fund information earlier in this prospectus.

Special Equities Fund offers Class C shares, which have their own expense structure and are available to financial institutions only. Call Signature Services for more information (see the back cover of this prospectus).

-------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

CLASS A Sales charges are as follows:

-------------------------------------------------------------------------------
Class A sales charges
-------------------------------------------------------------------------------
                              AS A % OF                AS A % OF YOUR
YOUR INVESTMENT               OFFERING PRICE           INVESTMENT
Up to $49,999                 5.00%                    5.26%
$50,000 - $99,999             4.50%                    4.71%
$100,000 - $249,999           3.50%                    3.63%
$250,000 - $499,999           2.50%                    2.56%
$500,000 - $999,999           2.00%                    2.04%
$1,000,000 and over           See below


INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

-------------------------------------------------------------------------------
CDSC ON $1 MILLION+ INVESTMENTS
-------------------------------------------------------------------------------
YOUR INVESTMENT                   CDSC ON SHARES BEING SOLD
First $1M - $4,999,999            1.00%
Next $1 - $5M above that          0.50%
Next $1 or more above that        0.25%


For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

CLASS B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a contingent deferred sales charge
(CDSC) on shares you sell within six years of buying them. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

-------------------------------------------------------------------------------
CLASS B DEFERRED CHARGES
-------------------------------------------------------------------------------
YEARS AFTER PURCHASE              CDSC ON SHARES BEING SOLD
1st year                          5.00%
2nd year                          4.00%
3rd or 4th year                   3.00%
5th year                          2.00%
6th year                          1.00%
After 6 years                     None



For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the First day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.




20 YOUR ACCOUNT

-------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

* Accumulation Privilege - lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

* Letter of Intention - lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

* Combination Privilege - lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options to an existing account.

GROUP INVESTMENT PROGRAM Allows established groups of four or more investors to invest as a group. Each investor has an individual account, but for sales charge purposes, the group's investments are lumped together making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial aggregate investments must be at least $250) and you may terminate the program at any time.


To utilize: contact your financial representative or Signature Services to find out how to qualify.

CDSC WAIVERS As long as Signature Services is notified at the time you sell, the CDSC for either share class will generally be waived in the following cases:

* to make payments through certain systematic withdrawal plans

* to make certain distributions from a retirement plan

* because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

REINSTATEMENT PRIVILEGE If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

* government entities that are prohibited from paying mutual fund sales charges

* financial institutions or common trust funds investing $1 million or more for non-discretionary accounts

* selling brokers and their employees and sales representatives

* financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds

* fund trustees and other individuals who are affiliated with these or other John Hancock funds

* individuals transferring assets to a John Hancock fund from an employee benefit plan that has John Hancock funds

* members of an approved affinity group financial services program

* certain insurance company contract holders (one-year CDSC usually applies)

* participants in certain retirement plans with at least 100 members (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact your financial representative or Signature Services, or consult the SAI.

-------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

     *  non-retirement account: $1,000

     *  retirement account: $250

     *  group investments: $250

     * Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You can initiate any purchase, exchange or sale of shares through your financial representative.


                                                                YOUR ACCOUNT  21

-------------------------------------------------------------------------------
BUYING SHARES
-------------------------------------------------------------------------------
            OPENING AN ACCOUNT                          ADDING TO AN ACCOUNT

-------------------------------------------------------------------------------
BY CHECK
-------------------------------------------------------------------------------
[LOGO] * Make out a check for the                * Make out a check for the
         investment amount, payable                investment amount payable to
         to "John Hancock Signature                "John Hancock Signature
         Services, Inc."                           Services, Inc."

       * Deliver the check and your              * Fill out the detachable
         completed application to                  investment slip from an
         your financial representative,            account statement. If no
         or mail them to Signature                 slip is available, include a
         Services (address on next page).          note specifying the fund
                                                   name, your share class, your
                                                   account number and the
                                                   name(s) in which the account
                                                   is registered.

                                                 * Deliver the check and your
                                                   investment slip or note to
                                                   your financial
                                                   representative, or mail them
                                                   to Signature Services
                                                   (address on next page).

-------------------------------------------------------------------------------
BY EXCHANGE
-------------------------------------------------------------------------------
[LOGO] * Call your financial                     * Call Signature Services to
         representative or Signature               request an exchange.
         Services to request an
         exchange.

-------------------------------------------------------------------------------
BY WIRE
-------------------------------------------------------------------------------
[LOGO] * Deliver your completed                  * Instruct your bank to wire
         application to your financial             the amount of your investmen
         representative, or mail it to             to:
         Signature Services.                       First Signature Bank & Trust
                                                   Account # 900000260
       * Obtain your account number by             Routing # 211475000
         calling your financial                    Specify the fund name, your
         representative or Signature               share class, your account
         Services.                                 number and the name(s) in
                                                   which the account is
       * Instruct your bank to wire                registered.  Your bank may
         the amount of your                        charge a fee to wire funds.
         investment to:
         First Signature Bank & Trust
         Account # 900000260
         Routing # 211475000
         Specify the fund name, your
         choice of share class, the new
         account number and the name(s) in
         which the account is registered.
         Your bank may charge a fee to
         wire funds.

-------------------------------------------------------------------------------
BY PHONE
-------------------------------------------------------------------------------
[LOGO]   See "By wire" and "By exchange."        * Verify that your bank or
                                                   credit union is a member of
                                                   the Automated Clearing House
                                                   (ACH) system.

                                                 * Complete the "Invest-By-
                                                   Phone" and "Bank Information"
                                                   sections on your account
                                                   application.

                                                 * Call Signature Services to
                                                   verify that these features
                                                   are in place on your account.

                                                 * Tell the Signature Services
                                                   representative the fund name
                                                   your share class, your
                                                   account number, the name(s)
                                                   in which the account is
                                                   registered and the amount of
                                                   your investment.











To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."



22  YOUR ACCOUNT

-------------------------------------------------------------------------------
SELLING SHARES
-------------------------------------------------------------------------------
                DESIGNED FOR         TO SELL SOME OR ALL OF YOUR SHARES

-------------------------------------------------------------------------------
BY LETTER
-------------------------------------------------------------------------------
[LOGO] * Accounts of any type.       * Write a letter of instruction or complete
                                       a stock power indicating the fund name,
       * Sales of any amount.          your share class, your account number,
                                       the name(s) in which the account is
                                       registered and the dollar value or
                                       number of shares you wish to sell.

                                     * Include all signatures and any additional
                                       documents that may be required (see next page).

                                     * Mail the materials to Signature Services.

                                     * A check will be mailed to the name(s) and
                                       address in which the account is
                                       registered, or otherwise according to
                                       your letter of instruction.

-------------------------------------------------------------------------------
BY PHONE
-------------------------------------------------------------------------------
[LOGO] * Most accounts.              * For automated service 24 hours a day
                                       using your touch-tone phone, call the
       * Sales of up to $100,000.      EASI-Line at 1-800-338-8080.

                                     * To place your order with a representative
                                       at John Hancock Funds, call Signature
                                       Services between 8 a.m and 4 p.m. Eastern
                                       Time on most business days.

-------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
-------------------------------------------------------------------------------
[LOGO] * Requests by letter to sell  * Fill out the "Telephone Redemption"
         any amount (accounts of       section of your new account application.
         any type).
                                     * To verify that the telephone redemption
       * Requests by phone to sell     privilege is in place on an account, or
         up to $100,000 (accounts      to request the forms to add it to an
         with telephone redemption     existing account, call Signature
         privileges).                  Services.

                                     * Amounts of $1,000 or more will be wired
                                       on the next business day. A $4 fee will
                                       be deducted from your account.

                                     * Amounts of less than $1,000 may be sent
                                       by EFT or by check. Funds from EFT
                                       transactions are generally available by
                                       the second business day. Your bank may
                                       charge a fee for this service.

-------------------------------------------------------------------------------
BY EXCHANGE
-------------------------------------------------------------------------------
[LOGO] * Accounts of any type.       * Obtain a current prospectus for the fund
                                       into which you are exchanging by
       * Sales of any amount.          calling your financial representative
                                       or Signature Services.

                                     * Call Signature Services to request an
                                       exchange.


-------------------------------------
ADDRESS
John Hancock Signature Services, Inc.
1 John Hancock Way STE 1000
Boston, MA  02217-1000

PHONE
1-800-225-5291

Or contact your financial
representative for instructions and
assistance.
-------------------------------------

To sell shares through a systematic withdrawal plan, see "Additional investor services."

                                                                YOUR ACCOUNT  23

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders.
You will need a signature guarantee if:

*  your address of record has changed within the past 30 days
*  you are selling more than $100,000 worth of shares
* you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

*  a broker or securities dealer
*  a federal savings, cooperative or other type of bank
*  a savings and loan or other thrift institution
*  a credit union
*  a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.



--------------------------------------------------------------------------------
SELLER                                  REQUIREMENTS FOR WRITTEN REQUESTS
--------------------------------------------------------------------------------

Owners of individual, joint, sole       *  Letter of instruction.
proprietorship, UGMA/UTMA (custodial    *  On the letter, the signatures
accounts for minors) or general            and titles of all persons
partner accounts.                          authorized to sign for the account,
                                           exactly as the account is registered.
                                        *  Signature guarantee if applicable
                                           (see above).

Owners of corporate or association      *  Letter of instruction.
accounts.                               *  Corporate resolution, certified
                                           within the past 90 days.
                                        *  On the letter and the resolution,
                                           the signature of the person(s)
                                           authorized to sign for the account.
                                        *  Signature guarantee if applicable
                                           (see above).

Owners or trustees of trust accounts.   *  Letter of instruction.
                                        *  On the letter, the signature(s) of
                                           the trustee(s).
                                        *  If the names of all trustees are not
                                           registered on the account, please
                                           also provide a copy of the trust
                                           document certified within the past
                                           60 days.
                                        *  Signature guarantee if applicable
                                           (see above).

Joint tenancy shareholders whose        *  Letter of instruction signed by
co-tenants are deceased.                   surviving tenant.
                                        *  Copy of death certificate.
                                        *  Signature guarantee if applicable
                                           (see above).

Executors of shareholder estates.       *  Letter of instruction signed by
                                           executor.
                                        *  Copy of order appointing executor.
                                        *  Signature guarantee if applicable
                                           (see above).

Administrators, conservators,           *  Call 1-800-225-5291 for
guardians and other sellers or             instructions.
account types not listed above.


24 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

ELIGIBILITY BY STATE You may only invest in, or exchange into, fund shares legally available in your state.


--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

* after every transaction (except a dividend reinvestment) that affects your account balance

*  after any changes of name or address of the registered owner(s)

*  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The funds generally distribute most or all of their net earnings in the form of dividends.Any capital gains are distributed annually. Most of the funds do not typically pay income dividends, with the exception of Disciplined Growth Fund and Regional Bank Fund, which typically pay income dividends semi-annually and quarterly, respectively.


                                                                YOUR ACCOUNT 25

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

TAXABILITY OF DIVIDENDS As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.


--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

*  Complete the appropriate parts of your account application.

* If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

*  Make sure you have at least $5,000 worth of shares in your account.

* Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

* Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

* Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

* Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

RETIREMENT PLANS John Hancock Funds offers a range of qualified retirement plans, including IRAs, SEPs, 401(k) plans, 403(b) plans (including TSAs) and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


26 YOUR ACCOUNT

FUND DETAILS

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

HOW THE FUNDS ARE ORGANIZED Each John Hancock growth fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock growth funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

                                  ------------
                                  SHAREHOLDERS
                                  ------------

                                --------------------------------------------
                                       FINANCIAL SERVICES FIRMS AND
                                           THEIR REPRESENTATIVES
  DISTRIBUTION AND
SHAREHOLDER SERVICES            Advise current and prospective share-
                                holders on their fund investments, often
                                in the context of an overall financial plan.
                                --------------------------------------------

       -------------------------------------------       -------------------------------------------------
                  POLITICAL DISTRIBUTOR                                    TRANSFER AGENT

                 John Hancock Funds, Inc.                      John Hancock Signature Services, Inc.
                  101 Huntington Avenue                             1 John Hancock Way STE 1000
                  Boston, MA 02199-7603                                Boston, MA 02217-1000

         Markets the funds and distributes shares         Handles shareholder services, including record-
       through selling brokers, financial planners       keeping and statements, distribution of dividends,
           and other financial representatives.               and processing of buy and sell requests.
       -------------------------------------------       -------------------------------------------------


                                                                          -------------------------------------
----------------------------------    -------------------------------                  CUSTODIAN
            SUBADVISER                       INVESTMENT ADVISER
                                                                               Investors Bank & Trust Co.
         DFS Advisors LLC               John Hancock Advisers, Inc.                 89 South Street                   ASSET
         75 State Street                   101 Huntington Avenue                    Boston, MA 02111                MANAGEMENT
         Boston, MA 02109                  Boston, MA 02199-7603
                                                                          Holds the funds' assets, settles all
  Provides portfolio management       Manages the funds' business and     portfolio trades and collects most of
services to Special Equities Fund.         investment activities.            the valuation data required for
----------------------------------    -------------------------------         calculating each fund's NAV.
                                                                          -------------------------------------


                        --------------------------------
                                    TRUSTEES

                        Supervise the funds' activities.
                        --------------------------------

                                                                 FUND DETAILS 27

ACCOUNTING COMPENSATION The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.

PORTFOLIO TRADES In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

INVESTMENT GOALS Except for Discovery Fund, Emerging Growth Fund, Financial Industries Fund and Special Opportunities Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.

DIVERSIFICATION Except for Special Opportunities Fund, all of the growth funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION
As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B shares, interest expenses.

--------------------------------------------------------------------------------
  CLASS B UNREIMBURSED DISTRIBUTION EXPENSES(1)
--------------------------------------------------------------------------------
                          UNREIMBURSED      AS A % OF
  FUND                    EXPENSES          NET ASSETS
Disciplined Growth        $ 3,798,216         4.19%
Discovery                 $   886,207         1.01%
Emerging Growth           $11,288,492         2.59%
Financial Industries              N/A         N/A
Growth                    $   208,458         0.79%
Regional Bank             $59,994,035         3.42%
Special Equities          $19,220,716         2.54%
Special Opportunities     $ 7,346,826         4.20%


(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.


INITIAL COMPENSATION Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

ANNUAL COMPENSATION Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.

28 FUND DETAILS


----------------------------------------------------------------------------------------------------------------------------------
  CLASS A INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
                                                            MAXIMUM
                                 SALES CHARGE               REALLOWANCE            FIRST YEAR                MAXIMUM
                                 PAID BY INVESTORS          OR COMMISSION          SERVICE FEE               TOTAL COMPENSATION(1)
                                 (% of offering price)      (% of offering price)  (% of net investment)     (% of offering price)
  Up to $49,999                  5.00%                      4.01%                  0.25%                     4.25%
  $50,000 - $99,999              4.50%                      3.51%                  0.25%                     3.75%
  $100,000 - $249,999            3.50%                      2.61%                  0.25%                     2.85%
  $250,000 - $499,999            2.50%                      1.86%                  0.25%                     2.10%
  $500,000 - $999,999            2.00%                      1.36%                  0.25%                     1.60%

  REGULAR INVESTMENTS OF
  $1 MILLION OR MORE
  First $1M - $4,999,999         --                         0.75%                  0.25%                     1.00%
  Next $1 - $5M above that       --                         0.25%                  0.25%                     0.50%
  Next $1 or more above that     --                         0.00%                  0.25%                     0.25%

  Waiver investments(2)          --                         0.00%                  0.25%                     0.25%

----------------------------------------------------------------------------------------------------------------------------------
  CLASS B INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
                                                            MAXIMUM
                                                            REALLOWANCE            FIRST YEAR                MAXIMUM
                                                            OR COMMISSION          SERVICE FEE               TOTAL COMPENSATION
                                                            (% of offering price)  (% of net investment)     (% of offering price)
  All amounts                                               3.75%                  0.25%                     4.00%



(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

                                                                FUND DETAILS  29

--------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize - within limits established by the trustees - certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following page are brief descriptions of these securities and practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of a John Hancock growth fund will be positive over any period of time - days, months or years. However, stock funds as a category have historically performed better over the long term than bond or money market funds.

--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

INFORMATION RISK The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.
* HEDGED When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
* SPECULATIVE To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MANAGEMENT RISK The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds. Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

MARKET RISK may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

NATURAL EVENT RISK The risk of losses attributable to natural disasters, crop failures and similar events.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK The risk of losses attributable to government or political act ions, from changes in tax or trade statutes to governmental collapse and war.

VALUATION RISK The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

30  FUND DETAILS


------------------------------------------------------------------------------------------------------------------------------------
HIGHER-RISK SECURITIES AND PRACTICES
------------------------------------------------------------------------------------------------------------------------------------

This table shows each fund's investment
limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semi-annual reports.

10     Percent of total assets (italic type)
10     Percent of net assets (roman type)
[X]    No policy limitation on usage;
       fund may be using currently
[ ]    Permitted, but has not typically
       been used                          DISCIPLINED             EMERGING   FINANCIAL           REGIONAL   SPECIAL       SPECIAL
--     Not permitted                        GROWTH     DISCOVERY   GROWTH    INDUSTRIES   GROWTH   BANK     EQUITIES   OPPORTUNITIES

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES

BORROWING; REVERSE REPURCHASE AGREEMENTS
The borrowing of money from banks or
through reverse repurchase agreements.
Leverage, credit risks.                        5           5         33.3        5         33.3     5         33.3         33.3

REPURCHASE AGREEMENTS  The purchase of
a security that must later be sold back
to the seller at the same price plus
interest. Credit risk.                         [X]         [X]       [X]         [X]       [X]      [X]       [X]          [X]

SECURITIES LENDING  The lending of
securities to financial institutions,
which provide cash or government
securities as collateral. Credit risk.         5           33.3      30          33.3      33.3     --        33.3         33.3

SHORT SALES The selling of securities
which have been borrowed on the
expectation that the market price will
drop.
*  Hedged. Hedged leverage, market,
   correlation, liquidity, opportunity
   risks.                                      --          [ ]       [ ]         [ ]       [ ]      --        [ ]          [X]
*  Speculative. Speculative leverage,
   market, liquidity risks.                    --          [ ]       --          [ ]       [ ]      --        [ ]          5

SHORT-TERM TRADING  Selling a security
soon after purchase. A portfolio
engaging in short-term trading will
have higher turnover and transaction
expenses. Market risk.                         [X]         [X]       [X]         [X]       [X]      [X]       [X]          [X]

WHEN-ISSUED SECURITIES AND FORWARD
COMMITMENTS The purchase or sale of
securities for delivery at a future
date; market value may change before
delivery. Market, opportunity,
leverage risks.                                [X]         [X]       [X]         [X]       [X]      [X]       [X]          [X]


------------------------------------------------------------------------------------------------------------------------------------
CONVENTIONAL SECURITIES

NON-INVESTMENT-GRADE SECURITIES
Securities rated below BBB/Baa are
considered junk bonds. Credit, market,
interest rate, liquidity, valuation,
information risks.                             --          --        10          5         5        5         --           --

FOREIGN EQUITIES
*  Stocks issued by foreign companies.
   Market, currency, information, natural
   event, political risks.                     --          25        [X]         [X]       15       [ ]       [X]          [X]
*  American or European depository
   receipts, which are dollar-denominated
   securities typically issued by American
   or European banks and are based on
   ownership of securities issued by
   foreign companies. Market, currency,
   information, natural event, political
   risks.                                      10          25        [X]         [X]       15       [ ]       [X]          [X]

RESTRICTED AND ILLIQUID SECURITIES
Securities not traded on the open market.
May include illiquid Rule 144A securities.
Liquidity, valuation, market risks.            15          15        10          15        15       15        15           15

------------------------------------------------------------------------------------------------------------------------------------
LEVERAGED DERIVATIVE SECURITIES

FINANCIAL FUTURES AND OPTIONS;
SECURITIES AND INDEX OPTIONS Contracts
involving the right or obligation to
deliver or receive assets or money
depending on the performance of one or
more assets or an economic index.
*  Futures and related options. Interest
   rate, currency, market, hedged or
   speculative leverage, correlation,
   liquidity, opportunity risks.               [ ]         [X]       [X]         [ ]       [ ]      --        [ ]          [X]
*  Options on securities and indices.
   Interest rate, currency, market,
   hedged or speculative leverage,
   correlation, liquidity, credit,
   opportunity risks.                          [ ]         [ ]       [X]         [ ]       [ ]      [ ]       [ ]          [X]

CURRENCY CONTRACTS  Contracts involving
the right or obligation to buy or sell a
given amount of foreign currency at a
specified price and future date.
*  Hedged. Currency, hedged leverage,
   relation, liquidity, opportunity risks.     --          25        [X]         [ ]       [X]      --        [ ]          [X]
*  Speculative. Currency, speculative
   leverage, liquidity risks.                  --          --        --          [ ]       --       --        [ ]          --

                                                                 FUND DETAILS 31

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that        To request a free copy of the current
offer further information               annual/semi-annual report or SAI,
on John Hancock growth funds:           please write or call:

ANNUAL/SEMI-ANNUAL REPORT TO            John Hancock Signature Services, Inc.
SHAREHOLDERS                            1 John Hancock Way STE 1000
Includes financial statements,          Boston, MA 02217-1000
detailed performance information,       Telephone: 1-800-225-5291
portfolio holdings, a statement         EASI-Line: 1-800-338-8080
from portfolio management and           TDD: 1-800-544-6713
the auditor's report.                   Internet: www.jhancock.com/funds

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI contains more detailed
information on all aspects of the
funds. The current annual/
semi-annual report is included
in the SAI.

A current SAI has been filed with
the Securities and Exchange
Commission and is incorporated
by reference (is legally a part
of this prospectus).




[LOGO]   JOHN HANCOCK FUNDS
         A GLOBAL INVESTMENT MANAGEMENT FIRM

         101 Huntington Avenue
         Boston, Massachusetts 02199-7603

                                                (C)1996 John Hancock Funds, Inc.
                                                                     GROPN  3/97
JOHN HANCOCK (R)
FINANCIAL SERVICES

                                                                  JOHN HANCOCK

                                                                  INTERNATIONAL/
                                                                  GLOBAL FUNDS
[graphic omitted]

  PROSPECTUS
  MARCH 1, 1997

This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:
o are not bank deposits
o are not federally insured
o are not endorsed by any bank or government agency
o are not guaranteed to achieve their goal(s)

Short-Term Strategic Income Fund may invest up to 67% in junk bonds; read risk information carefully.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


GROWTH

GLOBAL FUND
GLOBAL MARKETPLACE FUND
GLOBAL RX FUND
GLOBAL TECHNOLOGY FUND
INTERNATIONAL FUND
PACIFIC BASIN EQUITIES FUND


INCOME

SHORT-TERM STRATEGIC INCOME FUND
WORLD BOND FUND

[GRAPHIC OMITTED] JOHN HANCOCK FUNDS
                  A Global Investment Management Firm

                  101 Huntington Avenue, Boston, Massachusetts 02199-7603

CONTENTS
-------------------------------------------------------------------------------

A fund-by-fund look at goals, strategies, risks, expenses and financial history.

[GRAPHIC OMITTED] GROWTH
     GLOBAL FUND                                                      4
     GLOBAL MARKETPLACE FUND                                          6
     GLOBAL RX FUND                                                   8
     GLOBAL TECHNOLOGY FUND                                          10
     INTERNATIONAL FUND                                              12
     PACIFIC BASIN EQUITIES FUND                                     14

[GRAPHIC OMITTED] INCOME
     SHORT-TERM STRATEGIC INCOME FUND                                16
     WORLD BOND FUND                                                 18

Policies and instructions for opening, maintaining and closing an account in any international/global fund.

     YOUR ACCOUNT
     CHOOSING A SHARE CLASS                                          20
     HOW SALES CHARGES ARE CALCULATED                                20
     SALES CHARGE REDUCTIONS AND WAIVERS                             21
     OPENING AN ACCOUNT                                              22
     BUYING SHARES                                                   23
     SELLING SHARES                                                  24
     TRANSACTION POLICIES                                            26
     DIVIDENDS AND ACCOUNT POLICIES                                  26
     ADDITIONAL INVESTOR SERVICES                                    27

Details that apply to the international/global funds as a group.

     FUND DETAILS
     BUSINESS STRUCTURE                                              28
     SALES COMPENSATION                                              29
     MORE ABOUT RISK                                                 31

     FOR MORE INFORMATION                                    BACK COVER

OVERVIEW
-------------------------------------------------------------------------------

GOAL OF THE INTERNATIONAL/GLOBAL FUNDS
John Hancock international/global funds invest in foreign and U.S. securities. Most of the funds invest primarily in stocks and seek long-term growth of capital. Two funds invest primarily in bonds and seek current income or maximum total return. Each fund has its own strategy and own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST
These funds may be appropriate for investors who:
o are seeking to diversify a portfolio of domestic investments
o are seeking access to markets that can be less accessible to individual investors
o are seeking funds for the growth or income portion of an asset allocation portfolio
o are investing for goals that are many years in the future

International/global funds may NOT be appropriate if you:
o  are investing with a shorter time horizon in mind
o  are uncomfortable with an investment whose value may vary substantially
o  want to limit your exposure to foreign securities

THE MANAGEMENT FIRM
All John Hancock international/global funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $19 billion in assets.


FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC OMITTED] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC OMITTED] Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[GRAPHIC OMITTED] Risk factors  The major risk factors associated with the fund.

[GRAPHIC OMITTED] Portfolio management The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[GRAPHIC OMITTED] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[GRAPHIC OMITTED] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

GLOBAL FUND
REGISTRANT NAME: FREEDOM INVESTMENT TRUST II    TICKER SYMBOL    CLASS A: JHGAX
                                                                 CLASS B: FGLOX
-------------------------------------------------------------------------------
GOAL AND STRATEGY
[GRAPHIC OMITTED] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of foreign and U.S. companies. The fund maintains a diversified portfolio of company and government securities from around the world. Under normal circumstances, the fund expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S.

The fund does not maintain a fixed allocation of assets, either with respect to securities type or to geography.

PORTFOLIO SECURITIES
[GRAPHIC OMITTED] Under normal circumstances, the fund invests at least 65% of assets in common stocks and convertible securities, but may invest in virtually any type of security, foreign or domestic, including preferred and convertible securities, warrants and investment-grade debt securities. Not counting short-term securities, the fund generally expects that no more than 5% of assets will be invested in debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC OMITTED] As with any growth fund, the value of your investment will fluctuate in response to stock market movements.

Because it invests internationally, the fund carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets such as those of Latin America, Southeast Asia and Eastern Europe.

To the extent that the fund utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISER
[GRAPHIC OMITTED] Miren Etcheverry, John L.F. Wills and Gerardo J. Espinoza lead the portfolio management team. Ms. Etcheverry and Mr. Espinoza are senior vice presidents and joined John Hancock Funds in December 1996, having been in the investment business since 1978 and 1979, respectively. Mr. Wills is a senior vice president of the adviser and managing director of the subadviser, John Hancock Advisers International. He joined John Hancock Funds in 1987 and has been in the investment business since 1969.
-------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC OMITTED] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

-------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES                        CLASS A   CLASS B
-------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                      5.00%     none
-------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends     none      none
-------------------------------------------------------------------------------
 Maximum deferred sales charge                            none(1)   5.00%
-------------------------------------------------------------------------------
 Redemption fee(2)                                        none      none
-------------------------------------------------------------------------------
 Exchange fee                                             none      none
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
 Management fee(3)                       0.96%     0.96%
-------------------------------------------------------------------------------
 12b-1 fee(4)                            0.30%     1.00%
-------------------------------------------------------------------------------
 Other expenses                          0.63%     0.63%
-------------------------------------------------------------------------------
 Total fund operating expenses           1.89%     2.59
-------------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-------------------------------------------------------------------------------
 SHARE CLASS                               YEAR 1  YEAR 3   YEAR 5   YEAR 10
-------------------------------------------------------------------------------
 Class A shares                              $68     $106     $147     $260
-------------------------------------------------------------------------------
 Class B shares
   Assuming redemption at end of period      $76     $111     $158     $275
-------------------------------------------------------------------------------
   Assuming no redemption                    $26     $ 81     $138     $275
-------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Includes a subadviser fee equal to 0.70% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS
INDICATED BY CLASS
B YEAR-BY-YEAR TOTAL
INVESTMENT
RETURN (%)          35.42(4)                7.05   30.22           14.04                 34.95       7.97                   9.10
---------------------------------------------------------------------------------------------------------------------------------
(scale varies from             (16.97)(4)                 (10.42)             (3.85)                           (1.01)
fund to fund)

---------------------------------------------------------------------------------------------------------------------------------
 CLASS A - PERIOD ENDED:                                               10/92(1)       10/93        10/94       10/95      10/96
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $11.31         $10.55       $14.30      $14.16     $12.67
-------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                           (0.04)(2)      (0.10)(2)    (0.07)(2)   (0.03)(2)  (0.02)(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and foreign
   currency transactions                                                (0.72)          3.85         1.24       (0.13)      1.20
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                       (0.76)          3.75         1.17       (0.16)      1.18
---------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
   Distributions from net realized gain on investments
   sold and foreign currency transactions                                  --            --         (1.31)      (1.33)     (0.88)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                         $10.55        $14.30       $14.16      $12.67     $12.97
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                      (6.72)(4)      35.55         8.64       (0.37)      9.87
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                          76,980         90,787      100,973      93,597     94,746
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                             2.47(5)        2.12         1.98        1.87       1.88
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)        (0.60)(5)      (0.86)       (0.54)      (0.23)     (0.19)
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                               69            108           61          60         98
---------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission rate(6) ($)                                 N/A            N/A          N/A         N/A     0.0221

---------------------------------------------------------------------------------------------------------------------------------
 CLASS B -
  PERIOD ENDED:       5/87(7)   10/87(8)   10/88   10/89   10/90  10/91       10/92    10/93      10/94       10/95       10/96
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING
   PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
   beginning
   of period        $9.60      $13.00     $10.42  $10.67  $13.58  $ 9.94     $10.92     $10.50     $14.17     $13.93      $12.36
---------------------------------------------------------------------------------------------------------------------------------
 Net investment
   income (loss)     0.08       (0.05)      0.01   (0.10)  (0.02)  (0.01)(2)  (0.12)(2)  (0.15)(2)  (0.15)(2)  (0.11)(2)  (0.10)(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and
   unrealized gain
   (loss) on
   investments and
   foreign currency
   transactions      3.32       (2.08)      0.69    3.25   (1.12)   1.35      (0.30)      3.82       1.22      (0.13)       1.16
---------------------------------------------------------------------------------------------------------------------------------
 Total from
  investment
  operations         3.40       (2.13)      0.70    3.15   (1.14)   1.34      (0.42)      3.67       1.07      (0.24)       1.06
---------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
   Distributions
    from ne
    investment
    income           --          (0.12)      --    (0.01)   --      --         --         --         --         --          --
---------------------------------------------------------------------------------------------------------------------------------
   Distributions
    from net
    realized
    gain on
    investments
    sold and
    foreign
    currency
    transactions     --         (0.33)     (0.45)  (0.23)  (2.50)  (0.36)      --         --        (1.31)     (1.33)      (0.88)
---------------------------------------------------------------------------------------------------------------------------------
   Total
   distributions     --         (0.45)     (0.45)  (0.24)  (2.50)  (0.36)      --         --        (1.31)     (1.33)      (0.88)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
  end of period    $13.00      $10.42     $10.67  $13.58   $9.94  $10.92     $10.50     $14.17     $13.93     $12.36      $12.54
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT
  RETURN AT NET
  ASSET
  VALUE(3)(%)       35.42(4)   (16.97)(4)   7.05   30.22  (10.42)  14.04      (3.85)     34.95       7.97      (1.01)       9.10
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND
  SUPPLEMENTAL
  DATA
---------------------------------------------------------------------------------------------------------------------------------
 Net assets,
  end of period
 (000s omitted)($) 62,264      50,883     34,380  35,596  33,281  28,686     11,475     19,340     31,822     24,570      27,599
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of
  expenses to
  average net
  assets (%)         2.38(5      2.56(5)    2.55    2.30    2.46    2.60       2.68       2.49       2.59      2.57         2.54
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of net
  investment
  income (loss)
  to average
  net assets(%)      0.99(5)    (0.78)(5)   0.09   (0.47)  (0.59)  (0.12)     (1.03)     (1.25)     (1.12)     (0.89)      (0.83)
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio
  turnover rate(%)     91          81        142     138      58     106         69        108         61         60          98
---------------------------------------------------------------------------------------------------------------------------------
 Average brokerage
  commission
  rate(6)($)          N/A         N/A        N/A     N/A     N/A     N/A        N/A        N/A        N/A        N/A      0.0221
---------------------------------------------------------------------------------------------------------------------------------

(1) Class A shares commenced operations on January 3, 1992.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(7) For the period September 2, 1986 (commencement of operations) to May 31, 1987.
(8) For the period June 1, 1987 to October 31, 1987.

GLOBAL MARKETPLACE FUND
REGISTRANT NAME: JOHN HANCOCK WORLD FUND        TICKER SYMBOL    CLASS A: JHGMX
                                                                 CLASS B: JHMBX
-------------------------------------------------------------------------------

GOAL AND STRATEGY
[GRAPHIC OMITTED] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in foreign and U.S. stocks of companies that merchandise goods and services to consumers or to consumer companies. The fund seeks companies of any size that appear to possess a competitive advantage, such as a unique product or distribution method, new technologies or innovative marketing or sales methods. Under normal circumstances, the fund invests at least 65% of assets in these companies, and expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S.

PORTFOLIO SECURITIES
[GRAPHIC OMITTED] The fund invests primarily in the common stocks of U.S. and foreign companies. It also may invest in warrants, preferred stocks and convertible securities.

For liquidity and flexibility, the fund may invest up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC OMITTED] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on a single sector (consumer businesses), its performance may be disproportionately affected by a few key factors, such as economic conditions and consumer confidence levels.

Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31.

To the extent that the fund invests in smaller capitalization companies or emerging markets, or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT
[GRAPHIC OMITTED] Bernice S. Behar, CFA, leader of the fund's portfolio management team since the fund's inception in September 1994, is a senior vice president of the adviser. She joined the adviser in 1991 and has been in the investment business since 1986.

-------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC OMITTED] Fund investors pay various expenses, either directly or indirectly. The figures below are based on expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

-------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES                      CLASS A   CLASS B
-------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                     5.00%     none
-------------------------------------------------------------------------------
 Maximum sales charge imposed on
 reinvested dividends                                    none      none
-------------------------------------------------------------------------------
 Maximum deferred sales charge                           none(1)   5.00%
-------------------------------------------------------------------------------
 Redemption fee(2)                                       none      none
-------------------------------------------------------------------------------
 Exchange fee                                            none      none
-------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
 Management fee (after expense limitation)(3)           0.22%      0.22%
-------------------------------------------------------------------------------
 12b-1 fee(4)                                           0.30%      1.00%
-------------------------------------------------------------------------------
 Other expenses                                         1.02%      1.02%
-------------------------------------------------------------------------------
 Total fund operating expenses (after limitation)(3)    1.54%      2.24%
-------------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-------------------------------------------------------------------------------
 SHARE CLASS                            YEAR 1  YEAR 3   YEAR 5   YEAR 10
-------------------------------------------------------------------------------
 Class A shares                          $65     $96      $130     $224
-------------------------------------------------------------------------------
 Class B shares
-------------------------------------------------------------------------------
   Assuming redemption at end of period  $73     $100     $140     $240
-------------------------------------------------------------------------------
   Assuming no redemption                $23     $ 70     $120     $240
-------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser`s agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 0.80% for each class and total fund operating expenses would be 2.12% for Class A and 2.82% for Class B. The adviser may terminate this limitation at any time.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS A YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)                  35.61(5)    31.94          0.99(5)
-----------------------------------------------------------------------------------------------------------------------------------
(scale varies from fund to fund)                                                                                          two
                                                                                                                         months
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A - PERIOD ENDED:                                                                     8/95(1)       8/96        10/96(2)
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                         $8.50      $11.49        $15.16
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                                  0.01(3)    (0.08)(3)     (0.02)(3)
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                                                 3.01        3.75          0.17
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                              3.02        3.67          0.15
-----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                                       (0.01)        --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net investment income                                           (0.02)        --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                                        (0.03)        --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                              $11.49      $15.16       $15.31
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(4) (%)                                            35.61(5)    31.94         0.99(5)
-----------------------------------------------------------------------------------------------------------------------------------
 Total Adjusted Investment Return at Net Asset Value(4,6) (%)                                 28.69(5)    29.69         0.89(5)
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                                   712      16,966       21,782
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                                   1.50(7)     1.45         1.54(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(8) (%)                                       9.00(7)     3.70         2.12(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)                                0.06(7)    (0.57)       (0.70)(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average net assets(8) (%)                  (7.44)(7)   (2.82)       (1.28)(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                                     63          52           12
-----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share  ($)                                                                  0.65(3)     0.31         0.02
-----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission rate(9) ($)                                                       N/A      0.0140       0.0079

-----------------------------------------------------------------------------------------------------------------------------------
 CLASS B - PERIOD ENDED:                                                                                 8/96(1)       10/96(2)
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                                    $11.95       $15.09
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                                            (0.11)(3)     (0.04)(3)
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and foreign currency transactions                 3.25          0.17
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                                         3.14          0.13
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                         $15.09        $15.22
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(4) (%)                                                       26.28(5)       0.86(5)
-----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset value(4,6) (%)                                            25.50(5)       0.76(5)
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                                           22,246        30,133
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                                              2.15(7)       2.24(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(8) (%)                                                  3.49(7)       2.82(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)                                         (1.28)(7)     (1.42)(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average net assets(8) (%)                             (2.62)(7)     (2.00)(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                                                52            12
-----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share  ($)                                                                             0.11          0.02
-----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission rate(9) ($)                                                               0.0140        0.0079
-----------------------------------------------------------------------------------------------------------------------------------

(1) Class A and Class B shares commenced operations September 29, 1994 and January 22, 1996, respectively.
(2) Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.
(3) Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.
(9) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

GLOBAL RX FUND
REGISTRANT NAME: JOHN HANCOCK WORLD FUND         TICKER SYMBOL    CLASS A: JHGRX
                                                                  CLASS B: JHRBX
--------------------------------------------------------------------------------
GOAL AND STRATEGY
[GRAPHIC OMITTED] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks of foreign and U.S. health care companies. The fund defines health care companies as those deriving at least half of their gross revenues, or committing at least half of their gross assets, to health care-related activities. Under normal circumstances, the fund invests at least 65% of assets in these companies, including small- and medium-sized companies. The fund expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S. Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer.

The fund has an independent advisory board composed of scientific and medical experts to provide advice and consultation on health care developments.

PORTFOLIO SECURITIES
[GRAPHIC OMITTED] The fund invests primarily in foreign and domestic common stocks, and may invest in warrants, preferred stocks and convertible debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC OMITTED] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on a single sector (health care), and because this sector has historically been volatile, investors should expect above-average volatility.

Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31.

To the extent that the fund invests in smaller capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT
[GRAPHIC OMITTED] Linda I. Miller, CFA, leader of the fund's portfolio management team since January 1996, is a vice president of the adviser. She joined John Hancock Funds in November 1995 and has been in the investment business with a focus on the health care industry since 1980.

INVESTOR EXPENSES
[GRAPHIC OMITTED] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses               Class A           Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)             5.00%               none
--------------------------------------------------------------------------------
 Maximum sales charge imposed on
 reinvested dividends                            none                none
--------------------------------------------------------------------------------
 Maximum deferred sales charge                   none(1)             5.00%
--------------------------------------------------------------------------------
 Redemption fee(2)                               none                none
--------------------------------------------------------------------------------
 Exchange fee                                    none                none
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management fee                                  0.80%               0.80%
--------------------------------------------------------------------------------
 12b-1 fee(3)                                    0.30%               1.00%
--------------------------------------------------------------------------------
 Other expenses                                  0.82%               0.82%
--------------------------------------------------------------------------------
 Total fund operating expenses                   1.92%               2.62%
--------------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 SHARE CLASS                  YEAR 1     YEAR 3      YEAR 5      YEAR 10
 Class A shares                $69        $107        $148        $263
--------------------------------------------------------------------------------
 Class B shares
--------------------------------------------------------------------------------
   Assuming redemption
   at end of period            $77        $111        $159        $278
--------------------------------------------------------------------------------
   Assuming no redemption      $27        $81         $139        $278
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS A YEAR-BY-YEAR TOTAL
INVESTMENT RETURN (%)                                                33.40(5)     30.89     23.39     18.39     0.30
----------------------------------------------------------------------------------------------------------------------------------
(scale varies from fund to fund)                                                                                         (1.26)(5)
                                                                                                                          two
                                                                                                                         months

----------------------------------------------------------------------------------------------------------------------------------
 CLASS A - PERIOD ENDED:                                             8/92(1)      8/93      8/94      8/95      8/96      10/96(2)
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                $10.00      $13.34    $13.38    $16.51    $21.61     $25.43
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                         (0.03)      (0.23)    (0.32)    (0.36)(3) (0.19)(3)  (0.05)(3)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments
 and foreign currency transactions                                     3.37        0.27      3.45      5.46      4.15      (0.27)
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                      3.34        0.04      3.13      5.10      3.96      (0.32)
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
   sold and foreign currency transactions                               --          --        --        --      (0.14)       --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $13.34      $13.38    $16.51    $21.61    $25.43     $25.11
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(4) (%)                    33.40(5)     0.30     23.39     30.89     18.39      (1.26)(5)
----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset
 value(4,6) (%)                                                       32.11(5)     0.04       --        --        --         --
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                        14,702      15,647    18,643    24,394    42,405     42,618
 Ratio of expenses to average net assets (%)                           1.98(7)     2.50      2.55      2.56      1.80       1.92(7)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(8) (%)               3.39(7)     2.76       --        --        --         --
 Ratio of net investment income (loss) to average net
 assets (%)                                                          (0.51)(7)    (1.67)    (2.01)    (1.99)    (0.75)     (1.04)(7)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average
 net assets(8) (%)                                                   (1.92)(7)    (1.93)      --        --        --         --
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                            48           93        52        38        68         24
----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share  ($)                                        0.085        0.035       --        --        --         --
----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission rate(9) ($)                              N/A          N/A       N/A       N/A    0.0181    0.0726

----------------------------------------------------------------------------------------------------------------------------------
 CLASS B - PERIOD ENDED:                                                                    8/94(1)   8/95      8/96      10/96(2)
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                      $17.29    $16.46    $21.35     $24.94
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                               (0.17)(3) (0.55)(3) (0.34)(3)  (0.08)(3)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                                         (0.66)     5.44      4.07      (0.26)
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                                 (0.83)    4.89    3.73   (0.34)
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
   sold and foreign currency transactions                                                     --        --      (0.14)       --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                   $16.46  $21.35  $24.94   $24.60
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(4) (%)                                          (4.80)(5) 29.71     17.53      (1.36)(5)
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                                      1,071   6,333  36,591   37,521
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                                 3.34(7)   3.45      2.42       2.62(7)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net
   assets (%)                                                                               (2.65)(7) (2.91)    (1.33)     (1.74)(7)
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                                   52        38        68         24
----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission rate(9) ($)                                                     N/A       N/A    0.0181     0.0726
----------------------------------------------------------------------------------------------------------------------------------

(1) Class A and Class B shares commenced operations on October 1, 1991 and March 7, 1994, respectively.
(2) Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.
(3) Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.
(9) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

GLOBAL TECHNOLOGY FUND
REGISTRANT NAME: JOHN HANCOCK SERIES TRUST         TICKER SYMBOL  CLASS A: NTTFX
                                                                  CLASS B: FGTBX
--------------------------------------------------------------------------------
GOAL AND STRATEGY
[GRAPHIC OMITTED] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks of foreign and U.S. companies that rely extensively on technology in their product development or operations. Under normal circumstances, the fund invests at least 65% of assets in these companies, and expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S. Income is a secondary goal.

PORTFOLIO SECURITIES
[GRAPHIC OMITTED] The fund invests primarily in foreign and domestic common stocks, and may invest in warrants, preferred stocks and convertible debt securities. The fund may invest up to 10% of assets in debt securities of any maturity. These may include securities rated as low as CC/Ca and their unrated equivalents. Bonds rated lower than BBB/Baa are considered junk bonds.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, including restricted securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC OMITTED] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on a single sector (technology), and because this sector has historically been volatile, investors should expect above-average volatility.

Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets such as those of Latin America, Asia and Eastern Europe. To the extent that the fund invests in smaller capitalization companies or junk bonds, it further increases the chances for fluctuations in share price and total return. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISER
[GRAPHIC OMITTED] Barry J. Gordon and Marc H. Klee lead the fund's management team, as they have since the fund's inception in 1983. They are principals of American Fund Advisors, Inc. (AFA), which was the fund's adviser until 1991. Since 1991, AFA has been the fund's subadviser.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC OMITTED] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.


--------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES                    CLASS A       CLASS B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                  5.00%         none
--------------------------------------------------------------------------------
 Maximum sales charge imposed on
 reinvested dividends                                 none          none
--------------------------------------------------------------------------------
 Maximum deferred sales charge                        none(1)       5.00%
--------------------------------------------------------------------------------
 Redemption fee(2)                                    none          none
--------------------------------------------------------------------------------
 Exchange fee                                         none          none
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management fee(3)                                    0.79%         0.79%
--------------------------------------------------------------------------------
 12b-1 fee(4)                                         0.30%         1.00%
--------------------------------------------------------------------------------
 Other expenses                                       0.48%         0.48%
--------------------------------------------------------------------------------
 Total fund operating expenses                        1.57%         2.27%
--------------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


--------------------------------------------------------------------------------
 SHARE CLASS                  YEAR 1      YEAR 3      YEAR 5      YEAR 10
--------------------------------------------------------------------------------
 Class A shares                $65         $97         $131        $227
--------------------------------------------------------------------------------
 Class B shares
--------------------------------------------------------------------------------
   Assuming redemption
   at end of period            $73         $101        $142        $243
--------------------------------------------------------------------------------
   Assuming no redemption      $23         $71         $122        $243
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Includes a subadviser fee that will not exceed 0.40% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS
INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL
INVESTMENT RETURN (%)    2.89     2.84     10.48     16.61                33.05     5.70     32.06     9.62      46.53      5.22(4)
----------------------------------------------------------------------------------------------------------------------------------
(scale varies from fund                                        (18.46)                                                       ten
to fund)                                                                                                                    months

----------------------------------------------------------------------------------------------------------------------------------
 CLASS A - PERIOD
 ENDED:                 12/86    12/87     12/88    12/89       12/90     12/91    12/92     12/93    12/94      12/95     10/96(1)
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING
 PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period   $13.57   $13.80    $13.98    $15.31     $16.93    $12.44   $15.60    $14.94   $17.45     $17.84    $24.51
 Net investment
 income (loss)           0.14     0.15      0.15      0.10      (0.04)     0.05    (0.15)    (0.21)   (0.22)(2)  (0.22)(2) (0.14)(2)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain
 (loss) on
 investments and
 foreign currency
 transactions            0.25     0.26      1.32      2.43      (3.09)     4.11     1.00      4.92     1.87       8.53      1.42
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment
 operations              0.39     0.41      1.47      2.53      (3.13)     4.16     0.85      4.71     1.65       8.31      1.28
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
   Dividends from net
   investment income    (0.16)   (0.23)    (0.14)    (0.13)       --      (0.04)     --        --       --         --        --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from
   net realized gain on
   investments and
   foreign currency
   transactions           --       --        --      (0.78)     (1.36)    (0.96)   (1.51)    (2.20)   (1.26)     (1.64)      --
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions  (0.16)   (0.23)    (0.14)    (0.91)     (1.36)    (1.00)   (1.51)    (2.20)   (1.26)     (1.64)      --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end
 of period             $13.80   $13.98    $15.31    $16.93     $12.44    $15.60   $14.94    $17.45   $17.84     $24.51    $25.79
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT
 RETURN AT NET ASSET
 VALUE(3) (%)            2.89     2.84     10.48     16.61     (18.46)    33.05     5.70     32.06     9.62      46.53      5.22(4)
----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted
 investment return
 at net asset
 value(3,5)               --       --        --        --         --        --      5.53       --       --       46.41       --
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of
 period (000s
 omitted) ($)          56,927   44,224    38,594    40,341     28,864    31,580   32,094  41,749     52,193    155,001   166,010
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to
 average net assets (%)  1.75     1.63      1.75      1.90       2.36      2.32     2.05    2.10    2.16    1.67   1.57(6)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted
 expenses to average
 net assets(7) (%)        --       --        --        --         --        --      2.22       --       --        1.79       --
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net
 investment income
 (loss) to average
 net assets (%)          0.77     0.75      0.89      0.60      (0.28)     0.34    (0.88)    (1.49)   (1.25)     (0.89)    (0.68)(6)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted
 net investment
 income (loss) to
 average net
 assets(7) (%)            --       --        --        --         --        --     (1.05)      --       --       (1.01)      --
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover
 rate (%)                   6        9        12        30         38        67       76        86       67         70        64
----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per
 share  ($)               --       --        --        --         --        --      0.03       --       --        0.02(2)    --
----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage
 commission rate(8) ($)   N/A      N/A       N/A       N/A        N/A       N/A      N/A       N/A      N/A        N/A    0.0685

----------------------------------------------------------------------------------------------------------------------------------
 CLASS B - PERIOD ENDED:                                                                             12/94(9)    12/95     10/96(1)
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING
 PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period                                                                                 $17.24     $17.68    $24.08
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income
 (loss)                                                                                               (0.35)(2)  (0.39)(2) (0.28)(2)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain (loss)
 on investments                                                                                        2.05       8.43      1.40
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment
 operations                                                                                            1.70       8.04      1.12
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
   Distributions from
   net realized gain
   on investments sold                                                                                (1.26)     (1.64)      --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
 period                                                                                              $17.68     $24.08    $25.20
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN
 AT NET ASSET VALUE(3) (%)                                                                            10.02      45.42      4.65(4)
----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment
 return at net asset
 value(3,5)                                                                                             --       45.30       --
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period
 (000s omitted) ($)                                                                                   9,324     35,754    50,949
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to
 average net assets (%)                                                                                2.90(6)    2.41      2.27(6)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted
 expenses to average
 net assets(7) (%)                                                                                      --        2.53       --
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment
 income (loss) to average
 net assets (%)                                                                                       (1.98)(6)  (1.62)    (1.38)(6)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net
 investment income (loss) to
 average net assets(7) (%)                                                                              --       (1.74)      --
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                                             67         70        64
----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share  ($)                                                                                 --   0.03(2)     --
----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage
 commission rate(8) ($)                                                                                 N/A        N/A    0.0685
----------------------------------------------------------------------------------------------------------------------------------

(1) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(9) Class B shares commenced operations on January 3, 1994.

International Fund
REGISTRANT NAME: FREEDOM INVESTMENT TRUST II     TICKER SYMBOL    CLASS A: FINAX
                                                                  CLASS B: FINBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[GRAPHIC OMITTED] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks of foreign companies. Under normal circumstances, the fund invests at least 65% of assets in these companies. The fund maintains a diversified portfolio of company and government securities from around the world, and generally expects that at any one time it will invest in the securities markets of at least three non-U.S. countries.

The fund does not maintain a fixed allocation of assets, either with respect to securities type or to geography. The fund looks for companies of any size whose earnings show strong growth or that appear to be undervalued.

PORTFOLIO SECURITIES
[GRAPHIC OMITTED] Under normal circumstances, the fund invests primarily in common stocks and other equity securities, but may invest in almost any type of security, foreign or domestic, including preferred and convertible securities, warrants and investment-grade debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC OMITTED] As with any growth fund, the value of your investment will fluctuate in response to stock market movements.

Because it invests internationally, the fund carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets such as those of Latin America, Asia and Eastern Europe.

To the extent that the fund invests in smaller capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISER

[GRAPHIC OMITTED] Miren Etcheverry, John L.F. Wills and Gerardo J. Espinoza lead the fund's portfolio management team. Ms. Etcheverry and Mr. Espinoza are senior vice presidents and joined John Hancock Funds in December 1996, having been in the investment business since 1978 and 1979, respectively. Mr. Wills is a senior vice president of the adviser and managing director of the subadviser, John Hancock Advisers International. He joined John Hancock Funds in 1987 and has been in the investment business since 1969.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC OMITTED] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past fiscal year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES                     CLASS A       CLASS B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                   5.00%          none
--------------------------------------------------------------------------------
 Maximum sales charge imposed on
 reinvested dividends                                  none           none
--------------------------------------------------------------------------------
 Maximum deferred sales charge                         none(1)        5.00%
--------------------------------------------------------------------------------
 Redemption fee(2)                                     none           none
--------------------------------------------------------------------------------
 Exchange fee                                          none           none
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management fee (after expense limitation)(3,4)        0.00%          0.00%
--------------------------------------------------------------------------------
 12b-1 fee(5)                                          0.30%          1.00%
--------------------------------------------------------------------------------
 Other expenses (after limitation)(3)                  1.45%          1.45%
--------------------------------------------------------------------------------
 Total fund operating expenses (after limitation)(3)   1.75%          2.45%
--------------------------------------------------------------------------------

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


--------------------------------------------------------------------------------
 SHARE CLASS                      YEAR 1     YEAR 3      YEAR 5      YEAR 10
--------------------------------------------------------------------------------
 Class A shares                    $67        $102        $140        $246
--------------------------------------------------------------------------------
 Class B shares
   Assuming redemption
   at end of period                $75        $106        $151        $261
--------------------------------------------------------------------------------
   Assuming no redemption          $25        $76         $131        $261
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser`s agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 1.00% for each class, other expenses would be 2.02% for each class and total fund operating expenses would be 3.32% for Class A and 4.02% for Class B. The adviser may terminate this limitation at any time.
(4) Includes a subadviser fee equal to 0.70% of the fund's net assets.
(5) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[GRAPHIC OMITTED] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS A YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)                       1.77(4)                 6.88
-----------------------------------------------------------------------------------------------------------------------------------
(scale varies from fund to fund)                                                                               (4.96)

-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A - PERIOD ENDED:                                                                          10/94(1)     10/95      10/96
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                             $8.50        $8.65      $8.14
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                                      0.07(2)      0.04       0.06(2)
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                                                     0.08        (0.47)      0.50
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                                  0.15        (0.43)      0.56
-----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                                             --         (0.03)       --
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
   sold and foreign currency transactions                                                           --         (0.05)       --
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                                              --         (0.08)       --
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                   $8.65        $8.14      $8.70
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                                                 1.77(4)     (4.96)      6.88
-----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset value(3,5) (%)                                     (0.52)(4)    (8.12)      5.33
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                                     4,426        4,215      5,098
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                                       1.50(6)      1.64       1.75
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(7) (%)                                           3.79(6)      4.80       3.30
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)                                   1.02(6)      0.56       0.68
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average
 net assets(7) (%)                                                                                (1.27)(6)    (2.60)     (0.87)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                                         50           69         83
-----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share  ($)                                                                      0.16(2)      0.25(2)    0.14(2)
-----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission rate(8) ($)                                                           N/A          N/A     0.0192

-----------------------------------------------------------------------------------------------------------------------------------
 CLASS B - PERIOD ENDED:                                                                          10/94(1)     10/95      10/96
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                             $8.50        $8.61      $8.05
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                                      0.02(2)     (0.03)      0.00(2,9)
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                                                     0.09        (0.48)      0.50
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                                  0.11        (0.51)      0.50
-----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
   sold and foreign currency transactions                                                           --         (0.05)       --
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                   $8.61        $8.05      $8.55
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                                                 1.29(4)     (5.89)      6.21
-----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset value(3,5) (%)                                     (1.00)(4)    (9.05)      4.66
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                                     3,948        3,990      8,175
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                                       2.22(6)      2.52       2.45
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(7) (%)                                           4.51(6)      5.68       4.00
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)                                   0.31(6)     (0.37)      0.02
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average
 net assets(7) (%)                                                                                (1.98)(6)    (3.53)     (1.53)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                                         50           69         83
-----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share  ($)                                                                      0.16(2)      0.25(2)    0.14(2)
-----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission rate(8) ($)                                                           N/A          N/A     0.0192
-----------------------------------------------------------------------------------------------------------------------------------

(1) Class A and Class B shares commenced operations on January 3, 1994.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(9) Less than one cent per share.

PACIFIC BASIN EQUITIES FUND
REGISTRANT NAME: JOHN HANCOCK WORLD FUND         TICKER SYMBOL    CLASS A: JHWPX
                                                                  CLASS B: FPBBX
--------------------------------------------------------------------------------
GOAL AND STRATEGY
[GRAPHIC OMITTED] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in a diversified portfolio of stocks of Pacific Basin companies. The Pacific Basin includes countries bordering the Pacific Ocean. Under normal circumstances, the fund invests at least 65% of assets in these companies, with the balance invested in equities of companies not in the Pacific Basin countries and in investment-grade debt securities of U.S., Japanese, Australian and New Zealand issuers.

The fund does not maintain a fixed allocation of assets. The fund may at times invest less than 65% of assets in Pacific Basin equities.

PORTFOLIO SECURITIES
[GRAPHIC OMITTED] Under normal circumstances, the fund invests primarily in common stocks and other equity securities, but may invest in virtually any type of security, foreign or domestic, including preferred and convertible securities, warrants and investment-grade debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC OMITTED] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on one region, investors should expect above-average volatility.

Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets, a category that includes many Pacific Basin countries.

To the extent that the fund utilizes higher-risk securities practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISERS
[GRAPHIC OMITTED] The fund's management is carried out jointly by the adviser's international equities portfolio management team and two subadvisers, Indosuez Asia Advisers Limited and John Hancock Advisers International. Indosuez is majority owned by Caisse Nationale de Credit Agricole, a French banking institution.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC OMITTED] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES                  CLASS A       CLASS B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                5.00%         none
--------------------------------------------------------------------------------
 Maximum sales charge imposed on
 reinvested dividends                               none          none
--------------------------------------------------------------------------------
 Maximum deferred sales charge                      none(1)      5.00%
--------------------------------------------------------------------------------
 Redemption fee(2)                                  none         none
--------------------------------------------------------------------------------
 Exchange fee                                       none         none

--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management fee(3)                                  0.80%        0.80%
--------------------------------------------------------------------------------
 12b-1 fee(4)                                       0.30%        1.00%
--------------------------------------------------------------------------------
 Other expenses                                     1.10%        1.10%
--------------------------------------------------------------------------------
 Total fund operating expenses                      2.20%        2.90%
--------------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 SHARE CLASS                  YEAR 1      YEAR 3       YEAR 5       YEAR 10
--------------------------------------------------------------------------------
 Class A shares                $71         $115         $162         $291
--------------------------------------------------------------------------------
 Class B shares
--------------------------------------------------------------------------------
   Assuming redemption
   at end of period            $79         $120         $173         $306
--------------------------------------------------------------------------------
   Assuming no redemption      $29         $90          $153         $306
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Includes a subadviser fee equal to 0.35% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS
A YEAR-BY-YEAR TOTAL INVESTMENT
RETURN (%)                                     18.06                               49.61     22.82                4.47
----------------------------------------------------------------------------------------------------------------------------------
(scale varies from fund to fund)    (3.61)(6)          (0.44)   (2.15)   (1.99)                       (7.65)               (1.83)(6)
                                                                                                                             two
                                                                                                                            months

----------------------------------------------------------------------------------------------------------------------------------
 CLASS A - PERIOD ENDED:             8/88(1)    8/89    8/90     8/91     8/92      8/93      8/94     8/95       8/96     10/96(2)
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
 period                            $10.00      $9.61  $11.10   $10.34    $9.05     $8.87    $13.27   $15.88     $14.11    $14.74
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)        0.01      (0.02)  (0.04)   (0.01)   (0.07)(3) (0.11)(3) (0.10)(3) 0.02(3,4) (0.02)(3) (0.02)(3)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and
 foreign currency transactions      (0.37)      1.75    0.11    (0.33)   (0.11)     4.51      3.12    (1.24)      0.65     (0.25)
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations   (0.36)      1.73    0.07    (0.34)   (0.18)     4.40      3.02    (1.22)      0.63     (0.27)
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
   Dividends from net investment
   income                           (0.03)     (0.01)    --       --       --        --        --       --         --        --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized
   gain on investments sold
   and foreign currency
   transactions                       --       (0.23)  (0.83)   (0.95)     --        --      (0.41)   (0.55)       --        --
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions              (0.03)     (0.24)  (0.83)   (0.95)     --        --      (0.41)   (0.55)       --        --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period     $9.61     $11.10  $10.34    $9.05    $8.87    $13.27    $15.88   $14.11     $14.74    $14.47
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET
 ASSET VALUE(5) (%)                 (3.61)(6)  18.06   (0.44)   (2.15)   (1.99)    49.61     22.82    (7.65)      4.47     (1.83)(6)
----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return
 at net asset value(5,7) (%)        (8.05)(6)  15.12   (2.86)   (5.19)   (5.57)    48.31       --       --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period
 (000s omitted) ($)                 4,771      5,116   4,578    4,065    3,222    14,568    50,261   37,417     41,951    38,694
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average
 net assets (%)                      1.75(8)    1.75    2.45     2.75     2.73      2.94      2.43     2.05       1.97      2.21(8)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to
 average net assets(9) (%)           6.19(8)    4.69    4.89     5.79     6.31      4.24       --       --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income
 (loss) to average net assets (%)    0.04(8)   (0.15)  (0.28)   (0.06)   (0.82)    (0.98)    (0.66)    0.13(4)   (0.15)    (0.83)(8)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment
 income (loss) to average
 net assets(9) (%)                  (4.40)(8)  (3.09)  (2.70)   (3.10)   (4.40)    (2.28)      --       --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)          148        227     154      151      179       171        68       48         73        15
----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share  ($)        1.15       0.39    0.31     0.24     0.31(3)   0.14(3)    --       --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission
 rate(10) ($)                         N/A        N/A     N/A      N/A      N/A       N/A       N/A      N/A     0.0183    0.0221

----------------------------------------------------------------------------------------------------------------------------------
 CLASS B - PERIOD ENDED:                                                                      8/94(1)  8/95       8/96     10/96(2)
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
 period                                                                                     $15.11   $15.84     $13.96    $14.49
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                 (0.09)(3)(0.09)(3)  (0.13)(3) (0.04)(3)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and
 foreign currency transactions                                                                0.82    (1.24)      0.66     (0.25)
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                             0.73    (1.33)      0.53     (0.29)
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized
   gain on investments sold
   and foreign currency transactions                                                           --     (0.55)       --        --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                             $15.84   $13.96     $14.49    $14.20
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET
 ASSET VALUE(5) (%)                                                                          (4.83)(6)(8.38)      3.80     (2.00)(6)
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s
 omitted) ($)                                                                                9,480   14,368     32,342    30,147
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net
 assets (%)                                                                                   3.00(8)  2.77       2.64      2.90(8)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income
 (loss) to average net assets (%)                                                            (1.40)(8)(0.66)     (0.86)    (1.52)(8)
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                                    68       48         73        15
----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission rate(10) ($)                                                     N/A      N/A     0.0183    0.0221
----------------------------------------------------------------------------------------------------------------------------------

(1)  Class A and Class B shares commenced operations on September 8, 1987 and March 7, 1994, respectively.
(2)  Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.
(3)  Based on the average of the shares outstanding at the end of each month.
(4)  May not accord to amounts shown elsewhere in the financial statements due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.
(5)  Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)  Not annualized.
(7)  An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(8)  Annualized.
(9)  Unreimbursed, without fee reduction.
(10) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

SHORT-TERM STRATEGIC INCOME FUND
REGISTRANT NAME: FREEDOM INVESTMENT TRUST II     TICKER SYMBOL    CLASS A: JHSAX
                                                                  CLASS B: FRSWX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[GRAPHIC OMITTED] The fund seeks a high level of current income. To pursue this goal, the fund invests primarily in debt securities issued or guaranteed by:

o  foreign governments and companies including those in emerging markets
o  the U.S. Government, its agencies or instrumentalities
o  U.S. companies

Under normal circumstances, the fund invests assets in all three of these sectors, but may invest up to 100% in any one sector. The fund maintains an average portfolio maturity of three years or less.

PORTFOLIO SECURITIES
[GRAPHIC OMITTED] The fund may invest in all types of debt securities. The fund's U.S. Government securities may include mortgage-backed securities. The fund may invest up to 67% of assets in securities rated as low as B and their unrated equivalents. Bonds rated lower than BBB/Baa are considered junk bonds. However, the fund maintains an average portfolio quality rating of A, which is an investment-grade rating.

Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer, but no more than 25% of assets in the securities of any one foreign government. The fund also may invest in certain other investments, including derivatives, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC OMITTED] The value of your investment in the fund will fluctuate with changes in currency exchange rates as well as interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities.

International investing, particularly in emerging markets, carries additional risks, including currency information, natural event and political risks. Junk bonds may carry above-average credit and market risks and mortgage-backed securities may carry extension and prepayment risks. These risks are defined in "More about risk" starting on page 31.

To the extent that the fund utilizes higher-risk securities practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT
[GRAPHIC OMITTED] Anthony A. Goodchild, Lawrence J. Daly and Janet L. Clay lead the portfolio management team. Messrs. Goodchild and Daly are senior vice presidents and joined John Hancock Funds in July 1994, having been in the investment business since 1968 and 1972, respectively. Ms. Clay, a second vice president, joined John Hancock Funds in August 1995 and has been in the investment business since 1990.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC OMITTED] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES                   CLASS A       CLASS B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                 3.00%         none
--------------------------------------------------------------------------------
 Maximum sales charge imposed on
 reinvested dividends                                none          none
--------------------------------------------------------------------------------
 Maximum deferred sales charge                       none(1)       3.00%
--------------------------------------------------------------------------------
 Redemption fee(2)                                   none          none
--------------------------------------------------------------------------------
 Exchange fee                                        none          none
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management fee                                      0.65%         0.65%
--------------------------------------------------------------------------------
 12b-1 fee(3)                                        0.30%         1.00%
--------------------------------------------------------------------------------
 Other expenses                                      0.52%         0.52%
--------------------------------------------------------------------------------
 Total fund operating expenses                       1.47%         2.17%
--------------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


--------------------------------------------------------------------------------
 Share class                      Year 1     Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class A shares                    $45        $75         $108        $200
--------------------------------------------------------------------------------
 Class B shares
--------------------------------------------------------------------------------
   Assuming redemption
   at end of period                $52        $88         $116        $209
--------------------------------------------------------------------------------
   Assuming no redemption          $22        $68         $116        $209
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS B YEAR-BY-YEAR TOTAL INVESTMENT
 RETURN (%)                                                  8.85(4)       0.64        5.98        1.93        7.97    7.89
----------------------------------------------------------------------------------------------------------------------------------
(scale varies from fund to fund)


----------------------------------------------------------------------------------------------------------------------------------
 CLASS A - PERIOD ENDED:                                                  10/92(1)    10/93       10/94       10/95       10/96
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $9.86       $9.32       $9.12       $8.47       $8.41
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                              0.65        0.83(2)     0.76(2)     0.77(2)      0.65
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                            (0.55)      (0.20)      (0.53)      (0.06)       0.05
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                          0.10        0.63        0.23        0.71        0.70
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                   (0.64)      (0.83)      (0.62)      (0.61)      (0.57)
----------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net investment income                         --          --        (0.04)        --          --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net realized gain on investments sold         --          --        (0.12)        --          --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital paid-in                                       --          --        (0.10)      (0.16)      (0.08)
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                    (0.64)      (0.83)      (0.88)      (0.77)      (0.65)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                           $9.32       $9.12       $8.47       $8.41       $8.46
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                         1.16(4)     6.78        2.64        8.75        8.60
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                            20,468      11,130      13,091      16,997      49,338
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                               1.37(4)     1.21        1.26        1.33        1.48
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)           8.09(4)     8.59        8.71        9.13        7.59
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                 86         306         150         147          77
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 CLASS B - PERIOD ENDED:                                    10/91(1)      10/92       10/93       10/94       10/95       10/96
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $10.00        $10.01       $9.31       $9.11       $8.46       $8.40
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                0.76          0.87        0.75(2)     0.70(2)     0.70(2)     0.59
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments
 and foreign currency transactions                           0.01         (0.80)      (0.20)      (0.53)      (0.06)       0.05
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                            0.77          0.07        0.55        0.17        0.64        0.64
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                     (0.76)        (0.77)      (0.75)      (0.56)      (0.56)      (0.52)
----------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net investment income           --            --          --        (0.04)        --          --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net realized gain on
   investments sold                                           --            --          --        (0.12)        --          --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital paid-in                         --            --          --        (0.10)      (0.14)      (0.07)
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                      (0.76)        (0.77)      (0.75)      (0.82)      (0.70)      (0.59)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $10.01         $9.31       $9.11       $8.46       $8.40       $8.45
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)           8.85(4)       0.64        5.98        1.93        7.97        7.89
----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset
 value(3,5) (%)                                              8.81(4)        --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)             218,562       236,059     142,873      98,390      84,601      48,137
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                 1.89(4)       2.07        2.01        1.99        2.07        2.12
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(6) (%)     1.93(4)        --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets (%)    8.72(4)       8.69        7.81        8.00        8.40        7.07
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income to average net
 assets(6) (%)                                               8.68(4)        --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                   22            86         306         150         147          77
----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share ($)                               0.0039           --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------

(1) Class A and Class B shares commenced operations on January 3, 1992 and December 28,1990, respectively.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6) Unreimbursed, without fee reduction.

WORLD BOND FUND
REGISTRANT NAME: FREEDOM INVESTMENT TRUST II     TICKER SYMBOL    CLASS A: FGLAX
                                                                  CLASS B: FGLIX
--------------------------------------------------------------------------------
GOAL AND STRATEGY
[GRAPHIC OMITTED] The fund seeks a high total investment return -- a combination of current income and capital appreciation. To pursue this goal, the fund invests at least 65% of assets in debt securities issued or guaranteed by: o foreign governments and companies including those in emerging markets o multinational organizations such as the World Bank o the U.S. Government, its agencies or instrumentalities

Under normal circumstances, the fund expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S. The fund does not maintain a fixed allocation of assets.

PORTFOLIO SECURITIES
[GRAPHIC OMITTED] The fund may invest in all types of debt securities of any maturity, including preferred and convertible securities. Less than 35% of assets may be invested in junk bonds rated as low as CCC/Caa, or equivalent.

Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer, but no more than 25% of assets in the securities of any one foreign government.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain other investments, including derivatives, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC OMITTED] As with most bond funds, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities.

International investing, particularly in emerging markets, carries additional risks, including currency, information, natural event and political risks. Junk bonds may carry above-average credit and market risks and mortgage-backed securities may carry extension and prepayment risks. These risks are defined in "More about risk" starting on page 31.

To the extent that the fund utilizes higher-risk securities practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT
[GRAPHIC OMITTED] Anthony A. Goodchild, Lawrence J. Daly and Janet L. Clay lead the portfolio management team. Messrs. Goodchild and Daly are senior vice presidents and joined John Hancock Funds in July 1994, having been in the investment business since 1968 and 1972, respectively. Ms. Clay, a second vice president, joined John Hancock Funds in August 1995 and has been in the investment business since 1990.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC OMITTED] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.


--------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES                     CLASS A        CLASS B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                   4.50%           none
--------------------------------------------------------------------------------
 Maximum sales charge imposed on
 reinvested dividends                                  none            none
--------------------------------------------------------------------------------
 Maximum deferred sales charge                         none(1)         5.00%
--------------------------------------------------------------------------------
 Redemption fee(2)                                     none            none
--------------------------------------------------------------------------------
 Exchange fee                                          none            none
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management fee                                       0.75%            0.75%
--------------------------------------------------------------------------------
 12b-1 fee(3)                                         0.30%            1.00%
--------------------------------------------------------------------------------
 Other expenses                                       0.54%            0.54%
--------------------------------------------------------------------------------
 Total fund operating expenses                        1.59%            2.29%
--------------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 SHARE CLASS                         YEAR 1     YEAR 3      YEAR 5      YEAR 10
--------------------------------------------------------------------------------
 Class A shares                       $60        $93         $128        $225
--------------------------------------------------------------------------------
 Class B shares
--------------------------------------------------------------------------------
   Assuming redemption
   at end of period                   $73       $102         $143        $245
--------------------------------------------------------------------------------
   Assuming no redemption             $23       $72          $123        $245
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY
CLASS B YEAR-BY-YEAR TOTAL
INVESTMENT RETURN (%)          65.96(4)  1.59(4) 20.09     5.47    11.84    10.44     1.72     6.77              11.51      4.78
 ----------------------------------------------------------------------------------------------------------------------------------
(scale varies from fund to fund)                                                                       (1.88)

----------------------------------------------------------------------------------------------------------------------------------
 CLASS A - PERIOD ENDED:                                                             10/92(1) 10/93    10/94     10/95     10/96
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                               $10.57    $9.76    $9.62     $8.85     $9.30
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                         0.64     0.76     0.64(2)   0.57(2)   0.51(2)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency transactions                                       (0.74)   (0.10)   (0.78)     0.48     (0.02)
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                    (0.10)    0.66    (0.14)     1.05      0.49
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
   Dividends from net investment income                                              (0.71)   (0.38)   (0.11)    (0.59)    (0.50)
----------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net investment income                                    --     (0.04)     --        --        --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital paid-in                                                  --     (0.38)   (0.52)    (0.01)    (0.01)
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                               (0.71)   (0.80)   (0.63)    (0.60)    (0.51)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                     $9.76     $9.62    $8.85     $9.30     $9.28
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                                   (0.88)(4) 7.14    (1.30)    12.25      5.48
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                       12,880   12,882    8,949    35,334    27,537
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                          1.41(4)  1.46     1.59      1.48      1.58
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average
 net assets (%)                                                                       7.64(4)  7.89     7.00      6.43      5.54
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                           476      363      174       263       214
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
 CLASS B - PERIOD ENDED:        5/87(5) 10/87(6) 10/88    10/89    10/90    10/91    10/92    10/93    10/94     10/95     10/96
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
 period                        $9.60   $10.79   $10.32   $10.98   $10.21   $10.38   $10.44    $9.74    $9.62     $8.85     $9.30
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)   0.31     0.25     0.67     0.83     0.85     0.90     0.78     0.72     0.59(2)   0.55(2)   0.45(2)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency
 transactions                   1.29    (0.18)    1.31    (0.27)    0.28     0.13    (0.59)   (0.09)   (0.78)     0.44     (0.02)
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment
 operations                     1.60     0.07     1.98     0.56     1.13     1.03     0.19     0.63    (0.19)     0.99      0.43
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net
   investment income           (0.26)   (0.28)   (0.68)   (0.84)   (0.85)   (0.73)   (0.89)   (0.33)   (0.06)    (0.53)    (0.44)
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from net
   realized gain on
   investments                 (0.15)   (0.26)   (0.64)   (0.49)     --     (0.24)     --       --       --        --        --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess
   of net investment income      --       --       --       --       --       --       --     (0.04)     --        --        --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital
   paid-in                       --       --       --       --     (0.11)      --      --     (0.38)   (0.52)    (0.01)    (0.01)
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions         (0.41)   (0.54)   (1.32)   (1.33)   (0.96)   (0.97)   (0.89)   (0.75)   (0.58)    (0.54)     0.45
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
 period                       $10.79   $10.32   $10.98   $10.21   $10.38   $10.44    $9.74    $9.62    $8.85     $9.30     $9.28
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN
 AT NET ASSET VALUE(3) (%)     65.96(4)  1.59(4) 20.09     5.47    11.84    10.44     1.72     6.77    (1.88)    11.51      4.78
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period
 (000s omitted) ($)           18,253   58,658  174,833  255,214  186,524  192,687  199,102  197,166  114,656    65,600    45,897
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average
 net assets (%)                 2.41(4)  2.19(4)  1.74     1.75     1.82     1.90     1.91     1.91     2.17      2.16      2.25
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment
 income (loss) to average
 net assets (%)                 8.69(4)  6.32(4)  6.04     8.07     8.67     8.74     7.59     7.45     6.41      6.03      4.87
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)     140(4)   152(4)   364      333      186      159      476      363      174       263       214
----------------------------------------------------------------------------------------------------------------------------------

(1) Class A shares commenced operations on January 3, 1992.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Annualized.
(5) For the period December 17, 1986 (commencement of operations) to May 31, 1987.
(6) For the period June 1, 1987 to October 31, 1987.

YOUR ACCOUNT

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All John Hancock international/global funds offer two classes of shares, Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

--------------------------------------------------------------------------------
 CLASS A                                CLASS B
--------------------------------------------------------------------------------
o Front-end sales charges, as           o No front-end sales charge; all your
  described below. There are several      money goes to work for you right
  ways to reduce these charges, also      away.
  described below.
                                        o Higher annual expenses than Class A
o Lower annual expenses than Class B      shares.
  shares.
                                        o A deferred sales charge, as
                                          described below.

                                        o Automatic conversion to Class A
                                          shares after eight years (five years
                                          for Short-Term Strategic Income
                                          Fund), thus reducing future annual
                                          expenses.

For actual past expenses of Class A and B shares, see the fund-by-fund information earlier in this prospectus.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

CLASS A Sales charges are as follows:

--------------------------------------------------------------------------------
 CLASS A SALES CHARGES - SHORT-TERM STRATEGIC INCOME
--------------------------------------------------------------------------------
                            AS A % OF       AS A % OF YOUR
 YOUR INVESTMENT            OFFERING PRICE  INVESTMENT
--------------------------------------------------------------------------------
 Up to $99,999              3.00%           3.09%
--------------------------------------------------------------------------------
 $100,000 -  $499,999       2.50%           2.56%
--------------------------------------------------------------------------------
 $500,000 - $999,999        2.00%           2.04%
--------------------------------------------------------------------------------
 $1,000,000 and over        See below
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CLASS A SALES CHARGES - WORLD BOND
--------------------------------------------------------------------------------
                            AS A % OF       AS A % OF YOUR
 YOUR INVESTMENT            OFFERING PRICE  INVESTMENT
--------------------------------------------------------------------------------
 Up to $99,999              4.50%           4.71%
--------------------------------------------------------------------------------
 $100,000 - $249,999        3.75%           3.90%
--------------------------------------------------------------------------------
 $250,000 - $499,999        2.75%           2.83%
--------------------------------------------------------------------------------
 $500,000 - $999,999        2.00%           2.04%
--------------------------------------------------------------------------------
 $1,000,000 and over        See below
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CLASS A SALES CHARGES - GROWTH FUNDS
--------------------------------------------------------------------------------
                            AS A % OF       AS A % OF YOUR
 YOUR INVESTMENT            OFFERING PRICE  INVESTMENT
--------------------------------------------------------------------------------
 Up to $49,999              5.00%           5.26%
--------------------------------------------------------------------------------
 $50,000 - $99,999          4.50%           4.71%
--------------------------------------------------------------------------------
 $100,000 - $249,999        3.50%           3.63%
--------------------------------------------------------------------------------
 $250,000 - $499,999        2.50%           2.56%
--------------------------------------------------------------------------------
 $500,000 - $999,999        2.00%           2.04%
--------------------------------------------------------------------------------
 $1,000,000 and over        See below
--------------------------------------------------------------------------------

INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
 CDSC ON $1 MILLION+ INVESTMENTS (ALL FUNDS)
--------------------------------------------------------------------------------
 YOUR INVESTMENT                CDSC ON SHARES BEING SOLD
--------------------------------------------------------------------------------
 First $1M - $4,999,999         1.00%
--------------------------------------------------------------------------------
 Next $1 - $5M above that       0.50%
--------------------------------------------------------------------------------
 Next $1 or more above that     0.25%
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

CLASS B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a contingent deferred sales charge
(CDSC) on shares you sell within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the
CDSC:

--------------------------------------------------------------------------------
 CLASS B DEFERRED CHARGES
--------------------------------------------------------------------------------
 YEARS AFTER        CDSC ON SHORT-TERM   CDSC ON ALL
 PURCHASE           STRATEGIC INCOME     OTHER FUND SHARES
                    SHARES BEING SOLD    BEING SOLD
--------------------------------------------------------------------------------
 1st year           3.00%                5.00%
--------------------------------------------------------------------------------
 2nd year           2.00%                4.00%
--------------------------------------------------------------------------------
 3rd  year          2.00%                3.00%
--------------------------------------------------------------------------------
 4th year           1.00%                3.00%
--------------------------------------------------------------------------------
 5th year           None                 2.00%
--------------------------------------------------------------------------------
 6th year           None                 1.00%
--------------------------------------------------------------------------------
 After 6 years      None                 None
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.
o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.
o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options (see the back cover of this prospectus).

GROUP INVESTMENT PROGRAM Allows established groups of four or more investors to invest as a group. Each investor has an individual account, but for sales charge purposes the group's investments are lumped together, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial aggregate investments must be at least $250) and you may terminate the program at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify.

CDSC WAIVERS As long as Signature Services is notified at the time you sell, the CDSC for either share class will generally be waived in the following cases:
o to make payments through certain systematic withdrawal plans
o to make certain distributions from a retirement plan
o because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

REINSTATEMENT PRIVILEGE If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o government entities that are prohibited from paying mutual fund sales charges
o financial institutions or common trust funds investing $1 million or more for non-discretionary accounts
o selling brokers and their employees and sales representatives
o financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds
o fund trustees and other individuals who are affiliated with these or other John Hancock funds
o individuals transferring assets to a John Hancock fund from an employee benefit plan that has John Hancock funds
o members of an approved affinity group financial services program
o certain insurance company contract holders (one-year CDSC usually applies)
o participants in certain retirement plans with at least 100 members (one-year CDSC applies)
o clients of AFA, when their funds are transferred directly to Global Technology Fund from accounts managed by AFA
o certain former shareholders of John Hancock National Aviation & Technology Fund and Nova Fund (applies to Global Technology Fund only).

To utilize: if you think you may be eligible for a sales charge waiver, contact your financial representative or Signature Services, or consult the SAI.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

   o non-retirement account: $1,000
   o retirement account: $250
   o group investments: $250
   o Monthly Automatic Accumulation Plan (MAAP):
     $25 to open; you must invest at least $25 a month

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You can initiate any purchase, exchange or sale of shares through your financial representative.

--------------------------------------------------------------------------------
 BUYING SHARES
--------------------------------------------------------------------------------
         OPENING AN ACCOUNT             ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
 BY CHECK
--------------------------------------------------------------------------------
[graphic omitted]

o Make out a check for the investment   o Make out a check for the investment
  amount, payable to "John Hancock        amount payable to "John Hancock
  Signature Services, Inc."               Signature Services, Inc."
o Deliver the check and your completed  o Fill out the detachable investment
  application to your financial           slip from an account statement. If
  representative, or mail them to         no slip is available, include a note
  Signature Services (address below).     specifying the fund name, your share
                                          class, your account number and the
                                          name(s) in which the account is
                                          registered.
                                        o Deliver the check and your
                                          investment slip or note to your
                                          financial representative, or mail
                                          them to Signature Services (address
                                          below).

--------------------------------------------------------------------------------
 BY EXCHANGE
--------------------------------------------------------------------------------
[graphic omitted]

o Call your financial representative    o Call Signature Services to request
  or Signature Services to request an     an exchange.
  exchange.

--------------------------------------------------------------------------------
 By wire
--------------------------------------------------------------------------------
[graphic omitted]

o Deliver your completed application    o Instruct your bank to wire the
  to your financial representative, or    amount of your investment to:
  mail it to Signature Services.          First Signature Bank & Trust
o Obtain your account number by           Account # 900000260
  calling your financial                  Routing # 211475000
  representative or Signature             Specify the fund name, your share
  Services.                               class, your account number and the
o Instruct your bank to wire the          name(s) in which the account is
  amount of your investment to:           registered. Your bank may charge a
  First Signature Bank & Trust            fee to wire funds.
  Account # 900000260
  Routing # 211475000
  Specify the fund name, your choice
  of share class, the new account
  number and the name(s) in which the
  account is registered. Your bank may
  charge a fee to wire funds.

--------------------------------------------------------------------------------
 By phone
--------------------------------------------------------------------------------
[graphic omitted]

See "By wire" and "By exchange."        o Verify that your bank or credit
                                          union is a member of the Automated
                                          Clearing House (ACH) system.
                                        o Complete the "Invest-By-Phone" and
                                          "Bank Information" sections on your
                                          account application.
                                        o Call Signature Services to verify
                                          that these features are in place on
                                          your account.
                                        o Tell the Signature Services
                                          representative the fund name, your
                                          share class, your account number,
                                          the name(s) in which the account is
                                          registered and the amount of your
                                          investment.
ADDRESS
John Hancock Signature Services, Inc.
1 John Hancock Way STE 1000
Boston, MA  02217-1000

PHONE NUMBER
1-800-225-5291

Or contact your financial               To open or add to an account using the
representative for instructions and     Monthly Automatic Accumulation
assistance.                             Program, see "Additional investor
                                        services."

--------------------------------------------------------------------------------
 SELLING SHARES
--------------------------------------------------------------------------------
         DESIGNED FOR                  TO SELL SOME OR ALL OF YOUR SHARES
--------------------------------------------------------------------------------
 BY LETTER
--------------------------------------------------------------------------------
[graphic omitted]

o  Accounts of any type.                o Write a letter of instruction or
o  Sales of any amount.                   complete a stock power indicating
                                          the fund name, your share class,
                                          your account number, the name(s) in
                                          which the account is registered and
                                          the dollar value or number of shares
                                          you wish to sell.
                                        o Include all signatures and any
                                          additional documents that may be
                                          required (see next page).
                                        o Mail the materials to Signature
                                          Services.
                                        o A check will be mailed to the
                                          name(s) and address in which the
                                          account is registered, or otherwise
                                          according to your letter of
                                          instruction.

--------------------------------------------------------------------------------
 BY PHONE
--------------------------------------------------------------------------------
[graphic omitted]

o  Most accounts.                       o For automated service 24 hours a day
o  Sales of up to $100,000.               using your touch-tone phone, call
                                          the EASI-Line at 1-800-338-8080.
                                        o To place your order with a
                                          representative at John Hancock
                                          Funds, call Signature Services
                                          between 8 A.M. and 4 P.M. Eastern
                                          Time on most business days.

--------------------------------------------------------------------------------
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
--------------------------------------------------------------------------------
[graphic omitted]

o Requests by letter to sell any        o Fill out the "Telephone Redemption"
  amount (accounts of any type).          section of your new account
o Requests by phone to sell up to         application.
  $100,000 (accounts with telephone     o To verify that the telephone
  redemption privileges).                 redemption privilege is in place on
                                          an account, or to request the forms
                                          to add it to an existing account,
                                          call Signature Services.
                                        o Amounts of $1,000 or more will be
                                          wired on the next business day. A $4
                                          fee will be deducted from your
                                          account.
                                        o Amounts of less than $1,000 may be
                                          sent by EFT or by check. Funds from
                                          EFT transactions are generally
                                          available by the second business
                                          day. Your bank may charge a fee for
                                          this service.

--------------------------------------------------------------------------------
 BY EXCHANGE
--------------------------------------------------------------------------------
[graphic omitted]

o  Accounts of any type.                o Obtain a current prospectus for the
o  Sales of any amount.                   fund into which you are exchanging
                                          by calling your financial
                                          representative or Signature
                                          Services.
                                        o Call Signature Services to request
                                          an exchange.

--------------------------------------------------------------------------------
 BY CHECK
--------------------------------------------------------------------------------
[graphic omitted]

o Short-Term Strategic Income Fund      o Request checkwriting on your account
  only.                                   application.
o Any account with checkwriting         o Verify that the shares to be sold
  privileges.                             were purchased more than 10 days
o  Sales of over $100.                    earlier or were purchased by wire.
                                        o Write a check for any amount over
                                          $100.

                                        ADDRESS
                                        John Hancock Signature Services, Inc.
                                        1 John Hancock Way STE 1000
                                        Boston, MA  02217-1000

                                        PHONE NUMBER
                                        1-800-225-5291

                                        Or contact your financial
To sell shares through a systematic     representative for instructions and
withdrawal plan, see "Additional        assistance.
investor services."

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o your address of record has changed within the past 30 days
o you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:
o a broker or securities dealer
o a federal savings, cooperative or other type of bank
o a savings and loan or other thrift institution
o a credit union
o a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
 SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
--------------------------------------------------------------------------------
                                                               [graphic omitted]

Owners of individual, joint, sole       o Letter of instruction.
proprietorship, UGMA/UTMA (custodial    o On the letter, the signatures and
accounts for minors) or general           titles of all persons authorized to
partner accounts.                         sign for the account, exactly as the
                                          account is registered.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------
Owners of corporate or association      o Letter of instruction.
accounts.                               o Corporate resolution, certified
                                          within the past 90 days.
                                        o On the letter and the resolution,
                                          the signature of the person(s)
                                          authorized to sign for the account.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------
Owners or trustees of trust accounts.   o  Letter of instruction.
                                        o On the letter, the signature(s) of
                                          the trustee(s).
                                        o If the names of all trustees are not
                                          registered on the account, please
                                          also provide a copy of the trust
                                          document certified within the past
                                          60 days.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------
Joint tenancy shareholders whose        o Letter of instruction signed by
co-tenants are deceased.                  surviving tenant.
                                        o Copy of death certificate.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------
Executors of shareholder estates.       o Letter of instruction signed by
                                          executor.
                                        o Copy of order appointing executor.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------
Administrators, conservators,           o Call 1-800-225-5291 for
guardians and other sellers or account    instructions.
types not listed above.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

FOREIGN CURRENCIES Purchases must be made in U.S. dollars. Purchases in foreign currencies must be converted, which may result in a fee and delayed execution.

ELIGIBILITY BY STATE You may only invest in, or exchange into, fund shares legally available in your state.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:
o after every transaction (except a dividend reinvestment) that affects your account balance
o after any changes of name or address of the registered owner(s)
o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The income funds generally declare income dividends daily and pay them monthly. These income dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold. The growth funds pay income dividends, if any, annually. All funds distribute capital gains, if any, annually.

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

TAXABILITY OF DIVIDENDS As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive from the growth funds.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

RETIREMENT PLANS John Hancock Funds offers a range of qualified retirement plans, including IRAs, SEPs, 401(k) plans, 403(b) plans (including TSAs) and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

FUND DETAILS

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

HOW THE FUNDS ARE ORGANIZED Each John Hancock international/global fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock international/global funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

                                            ------------
                                            SHAREHOLDERS
                                            ------------

|                           --------------------------------------------
|                                   FINANCIAL SERVICES FIRMS AND
|                                      THEIR REPRESENTATIVES
|    DISTRIBUTION AND
|  SHAREHOLDERS SERVICES       Advise current and prospective share-
|                             holders on their fund investments, often
|                           in the context of an overall financial plan.
|                           --------------------------------------------
|
|
|
|        -------------------------------------------     -------------------------------------------------
|                   PRINCIPAL DISTRIBUTOR                                  TRANSFER AGENT
|
|                  John Hancock Funds, Inc.                    John Hancock Signature Services, Inc.
|                   101 Huntington Avenue                           1 John Hancock Way STE 1000
|                   Boston, MA 02199-7603
|                                                         Handles shareholder services, including record-
|          Markets the funds and distributes shares      keeping and statements, distribution of dividends
|        through selling brokers, financial planners          and processing of buy and sell requests.
|            and other financial representatives.        -------------------------------------------------
|        -------------------------------------------

------------------------------     -------------------------------    ------------------------------------              |
         SUBADVISERS                      INVESTMENT ADVISER                       CUSTODIANS                           |
 American Fund Advisors, Inc.        John Hancock Advisers, Inc.           Investors Bank & Trust Co.                   |
      1415 Kelium Place                 101 Huntington Avenue                    89 South Street                        |
    Garden City, NY 11530               Boston, MA 02199-7603                   Boston, MA 02111               ASSET    |
                                                                                                             MANAGEMENT |
    John Hancock Advisers          Manages the fund's business and     State Street Bank and Trust Company              |
    International Limited               investment activities.                225 Franklin Street                       |
       34 Dover Street             -------------------------------              Boston, MA 02110                        |
      London, UK W1X 3RA                                                                                                |
                                                                      Hold the funds' assets , settle all               |
Indosuez Asia Advisers Limited                                        portfolio trades and collect most of              |
     One Exchange Square                                                the valuation data required for                 |
          Hong Kong                                                       calculating each fund's NAV.                  |
                                                                      ------------------------------------              |
 Provide portfolio management
      to certain funds.
------------------------------

                                  -------------------------------
                                              TRUSTEES
                                  Supervise the funds' activities
                                  -------------------------------

ACCOUNTING COMPENSATION The funds (except for Global Technology) compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets. Global Technology pays a $100,000 administration fee to the adviser.

PORTFOLIO TRADES In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

INVESTMENT GOALS  Except for Global Rx Fund,
International Fund and World Bond Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.

DIVERSIFICATION Except for Global Rx Fund, Short-Term Strategic Income Fund and World Bond Fund, all of the international/global funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B shares, interest expenses.

--------------------------------------------------------------------------------
CLASS B UNREIMBURSED DISTRIBUTION EXPENSES(1)
--------------------------------------------------------------------------------
                              UNREIMBURSED      AS A % OF
 FUND                         EXPENSES          NET ASSETS
--------------------------------------------------------------------------------
 Global                       $     800,320     3.06%
--------------------------------------------------------------------------------
 Global Marketplace           $     172,913     0.64%
--------------------------------------------------------------------------------
 Global Rx                    $     461,009     1.19%
--------------------------------------------------------------------------------
 Global Technology            $   1,170,398     2.59%
--------------------------------------------------------------------------------
 International                $     435,589     3.59%
--------------------------------------------------------------------------------
 Pacific Basin Equities       $     979,454     3.04%
--------------------------------------------------------------------------------
 Short-Term Strategic Income  $   2,532,676     3.87%
--------------------------------------------------------------------------------
 World Bond                   $   4,967,286     9.07%
--------------------------------------------------------------------------------

(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.

INITIAL COMPENSATION Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

ANNUAL COMPENSATION Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.

---------------------------------------------------------------------------------------------------------------------------
 CLASS A INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
                                                         MAXIMUM
                                   SALES CHARGE          REALLOWANCE           FIRST YEAR             MAXIMUM
                                   PAID BY INVESTORS     OR COMMISSION         SERVICE FEE            TOTAL COMPENSATION(1)
                                   (% of offering price) (% of offering price) (% of net investment)  (% of offering price)
---------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM STRATEGIC INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
 Up to $99,999                     3.00%                 2.26%                 0.25%                  2.50%
---------------------------------------------------------------------------------------------------------------------------
 $100,000 - $499,999               2.50%                 2.01%                 0.25%                  2.25%
---------------------------------------------------------------------------------------------------------------------------
 $500,000 - $999,999               2.00%                 1.51%                 0.25%                  1.75%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 WORLD BOND FUND
---------------------------------------------------------------------------------------------------------------------------
 Up to $99,999                     4.50%                 3.76%                 0.25%                  4.00%
---------------------------------------------------------------------------------------------------------------------------
 $100,000 - $249,999               3.75%                 3.01%                 0.25%                  3.25%
---------------------------------------------------------------------------------------------------------------------------
 $250,000 - $499,999               2.75%                 2.06%                 0.25%                  2.30%
---------------------------------------------------------------------------------------------------------------------------
 $500,000 - $999,999               2.00%                 1.51%                 0.25%                  1.75%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 GROWTH FUNDS
---------------------------------------------------------------------------------------------------------------------------
 Up to $49,999                     5.00%                 4.01%                 0.25%                  4.25%
---------------------------------------------------------------------------------------------------------------------------
 $50,000 - $99,999                 4.50%                 3.51%                 0.25%                  3.75%
---------------------------------------------------------------------------------------------------------------------------
 $100,000 - $249,999               3.50%                 2.61%                 0.25%                  2.85%
---------------------------------------------------------------------------------------------------------------------------
 $250,000 - $499,999               2.50%                 1.86%                 0.25%                  2.10%
---------------------------------------------------------------------------------------------------------------------------
 $500,000 - $999,999               2.00%                 1.36%                 0.25%                  1.60%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 REGULAR INVESTMENTS OF
 $1 MILLION OR MORE (ALL FUNDS)
---------------------------------------------------------------------------------------------------------------------------
 First $1M - $4,999,999            --                    0.75%                 0.25%                  1.00%
---------------------------------------------------------------------------------------------------------------------------
 Next $1 - $5M above that          --                    0.25%                 0.25%                  0.50%
---------------------------------------------------------------------------------------------------------------------------
 Next $1 or more above that        --                    0.00%                 0.25%                  0.25%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 WAIVER INVESTMENTS(2)             --                    0.00%                 0.25%                  0.25%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 CLASS B INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
                                                         MAXIMUM
                                                         REALLOWANCE           FIRST YEAR             MAXIMUM
                                                         OR COMMISSION         SERVICE FEE            TOTAL COMPENSATION
                                                         (% of offering price) (% of net investment)  (% of offering price)
---------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM STRATEGIC INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
 All amounts                                             2.25%                 0.25%                  2.50%

---------------------------------------------------------------------------------------------------------------------------
 ALL OTHER FUNDS
---------------------------------------------------------------------------------------------------------------------------
 All amounts                                             3.75%                 0.25%                  4.00%
---------------------------------------------------------------------------------------------------------------------------

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

--------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of a John Hancock international/global fund will be positive over any period of time -- days, months or years. However, international markets have performed better over the past two decades than domestic markets.

--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment).

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

EXTENSION RISK The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INFORMATION RISK The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

o HEDGED When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o SPECULATIVE To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MANAGEMENT RISK The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

NATURAL EVENT RISK The risk of losses attributable to natural disasters, crop failures and similar events.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

PREPAYMENT RISK The risk that unanticipated prepayments may occur, reducing the value of mortgage-backed securities.

VALUATION RISK The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

------------------------------------------------------------------------------------------------------------------------------------
HIGHER-RISK SECURITIES AND PRACTICES
------------------------------------------------------------------------------------------------------------------------------------

This table shows each fund's investment limitations as a percentage of portfolio assets.
In each case the principal types of risk are listed (see previous page for definitions).
Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semi-annual reports.

10  Percent of total assets ( [ ] )
10  Percent of net assets (roman type)
 X  No policy limitation on usage; fund may be using currently
 o  Permitted, but has not typically been used
--  Not permitted
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Pacific    Short-Term
                                                Global                    Global                       Basin      Strategic    World
                                       Global   Marketplace   Global Rx   Technology   International   Equities   Income       Bond
                                       ------   -----------   ---------   ----------   -------------   --------   -----------  -----
INVESTMENT PRACTICES

BORROWING: REVERSE REPURCHASE
AGREEMENTS The borrowing of money from
banks or through reverse repurchase
agreements. Leverage credit risks.      [10]      [33.3]       [33.3]        10           [33.3]         [33.3]      [10]        10

CURRENCY TRADING The direct trading or
holding of foreign currencies as an
asset. Currency risk.                    X           X            X           X              X              X          X         X

REPURCHASE AGREEMENTS The purchase of
a security that must later be sold
back to the issuer at the same price
plus interest. Credit risk.              X           X            X           X              X              X          X         X

SECURITIES LENDING The lending of
securities to financial institutions,
which provide cash or government
securities as collateral. Credit risk.  [10]      [33.3]       [33.3]       [33.3]        [33.3]         [33.3]      [30]       [30]

SHORT SALES The selling of securities
which have been borrowed on the
expectation that the market price will
drop.

o Hedged. Hedged leverage, market,
  correlation, liquidity, opportunity
  risks                                  --          o            o          --              o              o         --         --
o Speculative. Speculative leverage,
  market, liquidity risks.               --          o            o          --              o              --         --        --

SHORT-TERM TRADING Selling a security
soon after purchase. A portfolio
engaging in short-term trading will
have higher turnover and transaction
expenses. Market risk.                   X           X            X           X              X              X          X        X

WHEN-ISSUED SECURITIES AND FORWARD
COMMITMENTS The purchase or sale of
securities for delivery at a future
date; market value may change before
delivery. Market, opportunity,
leverage risks.                          X           X            X           X              X              X          X        X
------------------------------------------------------------------------------------------------------------------------------------
CONVENTIONAL SECURITIES

FOREIGN DEBT SECURITIES Debt
securities issued by foreign
governments or companies. Credit,
currency, interest rate, market,
political risks.                         [5]      [35](1)      [35](1)      10(2)         [35](1)         [35](1)      X(1)     X(1)

NON-INVESTMENT-GRADE DEBT SECURITIES
Debt securities rated below BBB/Baa
are considered junk bonds. Credit,
market, interest rate, liquidity,
valuation, information risks.            --        --          [35]         10(2)          --              --         [67]    [35]

RESTRICTED AND ILLIQUID SECURITIES
Securities not traded on the open
market. May include illiquid Rule 144A
securities. Liquidity, valuation,
market risks.                            15        15           15          15             15              15          15      15
------------------------------------------------------------------------------------------------------------------------------------
UNLEVERAGED DERIVATIVE SECURITIES

ASSET-BACKED SECURITIES Securities
backed by unsecured debt, such as
credit card debt; these securities are
often guaranteed or
over-collateralized to enhance their
credit quality. Credit, interest rate
risks.                                   o           o            o           o              o              o          X        X

MORTGAGE-BACKED SECURITIES Securities
backed by pools of mortgages,
including passthrough certificates,
PACs, TACs and other senior classes of
collateralized mortgage obligations
(CMOs). Credit, extension, prepayment,
interest rate risks.                     o           o            o           o              o              o          X        X

PARTICIPATION INTERESTS Securities
representing an interest in another
security or in bank loans. Credit,
interest rate, liquidity, valuation
risks.                                   --        --           --          10(2)          --              --          15(3)   15(3)

------------------------------------------------------------------------------------------------------------------------------------
HIGHER-RISK SECURITIES AND PRACTICES (cont'd)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Pacific    Short-Term
                                                Global                    Global                       Basin      Strategic    World
                                       Global   Marketplace   Global Rx   Technology   International   Equities   Income       Bond
                                       ------   -----------   ---------   ----------   -------------   --------   -----------  -----
LEVERAGED DERIVATIVE SECURITIES

CURRENCY CONTRACTS Contracts involving
the right or obligation to buy or sell
a given amount of foreign currency at
a specified price and future date.
o HEDGED. Currency, hedged leverage,
  correlation, liquidity, opportunity
  risks.                                 X           X            X           X              X              X          X         X
o SPECULATIVE. Currency, speculative
  leverage, liquidity risks.             o           o            o           o              o              o          o         o

FINANCIAL FUTURES AND OPTIONS;
SECURITIES AND INDEX OPTIONS Contracts
involving the right or obligation to
deliver or receive assets or money
depending on the performance of one or
more assets or an economic index.
o FUTURES AND RELATED OPTIONS.
  Interest rate, currency, market,
  hedged or speculative leverage,
  correlation, liquidity, opportunity
  risks.                                 X           X            X           o              X              X          X         X
o OPTIONS ON SECURITIES AND INDICES.
  Interest rate, currency, market,
  hedged or speculative leverage,
  correlation, liquidity, credit,
  opportunity risks.                     o           o            o           o              o              o          o         o

STRUCTURED SECURITIES Indexed and/or
leveraged mortgage-backed and other
debt securities, including
principal-only and interest-only
securities, leveraged floating rate
securities and others. These
securities tend to be highly sensitive
to interest rate movements and their
performance may not correlate to these
movements in a conventional fashion.
Credit, interest rate, extension,
prepayment, market, speculative
leverage, liquidity, valuation risks.    X           X            X          10(2)           X              X          X         X

(1)  No more than 25% of the fund's assets will be invested in securities of any one foreign government.
(2)  Included in the 10% limitation on debt securities.
(3)  Included in the 15% limitation on illiquid securities.
(4)  Applies to purchased options only.

--------------------------------------------------------------------------------
 ANALYSIS OF FUNDS WITH 5% OR MORE JUNK BONDS(1)
--------------------------------------------------------------------------------

INVESTMENT-GRADE BONDS

                              QUALITY RATING                SHORT-TERM STRATEGIC
                              (S&P/MOODY'S)(2)              INCOME FUND
                              -----------------             --------------------
                              AAA/Aaa                       12.8%
                              AA/Aa                         26.6%
                              A/A                            6.0%
                              BBB/Baa                        7.6%
--------------------------------------------------------------------------------

JUNK BONDS

                              QUALITY RATING                SHORT-TERM STRATEGIC
                              (S&P/MOODY'S)(2)             INCOME FUND
                              -----------------             --------------------
                              BB/Ba                         26.2%
                              B/B                           14.9%
                              CCC/Caa                        1.0%
                              CC/Ca                          0.0%
                              C/C                            0.0%
                              D                              0.2%
                              % OF PORTFOLIO IN BONDS       95.3%
--------------------------------------------------------------------------------

INVESTMENT-GRADE BONDS

                              QUALITY RATING                WORLD BOND
                              (S&P/MOODY'S)(2)              FUND
                              -----------------             ----------
                              AAA/Aaa                       65.7%
                              AA/Aa                         25.5%
                              A/A                            2.3%
                              BBB/Baa                        0.3%
--------------------------------------------------------------------------------

JUNK BONDS

                              QUALITY RATING                WORLD BOND
                              (S&P/MOODY'S)(2)              FUND
                              -----------------             ----------
                              BB/Ba                          2.6%
                              B/B                            1.3%
                              CCC/Caa                        0.0%
                              CC/Ca                          0.0%
                              C/C                            0.0%
                              D                              0.0%
                              % OF PORTFOLIO IN BONDS       97.7%
--------------------------------------------------------------------------------

(1) Average weighted quality distribution for the most recent fiscal year.
(2) In cases where the S&P and Moody's ratings for a given bond issue do not agree, the issue has been counted in the higher category.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock international/global funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information on all aspects of the funds. The current annual/ semi-annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus).


To request a free copy of the current annual/semi-annual report or SAI, please write or call:

John Hancock Signature Services, Inc.
1 John Hancock Way STE 1000
Boston, MA 02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713
Internet: www.jhancock.com/funds

101 Huntington Avenue
Boston, Massachusetts 02199-7603

                                               (C) 1996 John Hancock Funds, Inc.
                                                                      GLIPN 3/97

                        JOHN HANCOCK EMERGING GROWTH FUND

                           CLASS A AND CLASS B SHARES

                       STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 1997

This Statement of Additional Information provides information about John Hancock Emerging Growth Fund (the "Fund"), in addition to the information that is contained in the combined Growth Fund's Prospectus, dated March 1, 1997 (the "Prospectus"). The Fund is a diversified series of John Hancock Series Trust (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                           1 John Hancock Way STE 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS

                                                                           Page
Organization of the Trust                                                    2
Investment Objective and Policies                                            2
Investment Restrictions                                                     14
Those Responsible for Management                                            17
Investment Advisory and Other Services                                      27
Distribution Contract                                                       29
Net Asset Value                                                             30
Initial Sales Charge on Class A Shares                                      31
Deferred Sales Charge on Class B Shares                                     34
Special Redemptions                                                         37
Additional Services and Programs                                            37
Description of the Fund's Shares                                            38
Tax Status                                                                  40
Calculation of Performance                                                  44
Brokerage Allocation                                                        45
Transfer Agent Services                                                     47
Custody of Portfolio                                                        47
Independent Auditors                                                        47
Appendix A                                                                 A-1
Financial Statements                                                       F-1

ORGANIZATION OF THE TRUST

The Trust is an open-end management investment company organized as a Massachusetts business trust under a Declaration of Trust dated December 2, 1996. Prior to December 2, 1996, the Fund was a series of John Hancock Technology Series, Inc., a Maryland corporation. On December 2, 1996, the Trust assumed the Registration Statement of John Hancock Technology Series, Inc. Prior to December 22, 1994, the Fund was called Transamerica Emerging Growth Fund.

The Fund is managed by John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), chartered in 1862 with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus.

The Fund seeks long-term growth of capital appreciation. To pursue this goal, the Fund invests in emerging companies (market capitalization of less than $1 billion). In normal circumstances, the Fund will invest at least 80% of its assets in these companies. Current income is not a factor of consequence in the selection of stocks for the Fund.

In order to achieve its objective, the Fund invests in a diversified group of companies whose growth rates are expected to significantly exceed that of the average industrial company. It invests in these companies early in their corporate life cycle before they become widely recognized and well known, and while their reputations and track records are still emerging ("emerging companies"). Consequently, the Fund invests in the stocks of emerging companies whose capitalization, sales and earnings are smaller than those of the Fortune 500 companies. Further, the Fund's investments in emerging company stocks may include those of more established companies which offer the possibility of rapidly accelerating earnings because of revitalized management, new products, or structural changes in the economy. There can be no assurance that the Fund will achieve its investment objective.

The nature of investing in emerging companies involves greater risk than is customarily associated with investments in more established companies. In particular, the value of securities of emerging companies tends to fluctuate more widely than other types of investments. Because emerging companies may be in the early stages of their development, they may be dependent on a relatively few products or services. They may also lack adequate capital reserves or may be dependent on one or two management individuals. Their stocks are often traded "over-the-counter" or on a regional exchange, and may not be traded in volumes typical of trading on a national exchange. Consequently, the investment risk is higher than that normally associated with larger, older, better-known companies. In order to help reduce this risk, the Fund allocates its investments among different industries.

Most of the Fund's investments will be in equity securities of U.S. companies. However, since many emerging companies are located outside the United States, a significant portion of the Fund's investments may occasionally be invested in equity securities of non-U.S. companies.

While the Fund will invest primarily in emerging companies, the balance of the Fund's assets may be invested in: (1) other common stocks; (2) preferred stocks;
(3) convertible securities (up to 10% of the Fund's total assets may be invested in convertible securities rated as low as "B" by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, determined by John Hancock Advisers, Inc. (the "Adviser") to be comparable in quality to those rated "B"; (4) warrants; and (5) debt obligations of the U.S. Government, its agencies and instrumentalities.

In order to provide liquidity for the purchase of new investments and to effect redemptions of its shares, the Fund will invest a portion of its assets in high quality, short-term debt securities with remaining maturities of one year or less, including U.S. Government securities, certificates of deposit, bankers' acceptances, commercial paper, corporate debt securities and related repurchase agreements.

During periods of unusual market conditions when the Adviser believes that investing for temporary defensive purposes is appropriate, part or all of the Fund's assets may be invested in cash or cash equivalents consisting of: (1) obligations of banks (including certificates of deposit, bankers' acceptances and repurchase agreements) with assets of $100,000,000 or more; (2) commercial paper rated within the two highest rating categories of a nationally recognized rating organization; (3) investment grade short-term notes; (4) obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; and (5) related repurchase agreements.

Investment In Foreign Securities. The Fund may invest in securities of foreign issuers including securities in the form of sponsored and unsponsored American Depository Receipts ("ADRs") European Depository Receipts (EDRs) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs are designed for use in foreign securities markets. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States.

Foreign Securities and Investments in Emerging Markets. The Fund may invest in securities of foreign issuers, including debt and equity securities of corporate and governmental issuers in countries with emerging economies or securities markets.

The securities markets of many countries have in the past moved relatively independent of one another, due to differing economic, financial, political and social factors. When markets in fact move in different directions and offset each other, there may be a corresponding reduction in risk for the Fund's portfolio as a whole. This lack of correlation among the movements of the world's securities markets may also affect unrealized gains the Fund has derived from movements in any one market.

If securities traded in markets moving in different directions are combined into a single portfolio, such as that of the Fund, total portfolio volatility may be reduced. Since the Fund may invest in securities denominated in currencies other than U.S. dollars, changes in foreign currency exchange rates may affect the value of its portfolio securities. Exchange rates may not move in the same direction as the securities markets in a particular country. As a result, market gains may be offset by unfavorable exchange rate fluctuations.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, an any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly, so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends in some cases, capital gains, and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increase in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt erratic price movements.

Foreign Currency Transactions. The foreign currency exchange transactions of the Fund may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Fund may enter into forward foreign currency exchange contracts involving currencies of the different countries in which it may invest as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign currency contracts will be limited to hedging either specific transactions or portfolio positions. The Fund will not attempt to hedge all of its foreign portfolio positions and will not engage in speculative forward currency transactions.

If the Fund enters into a forward contract to purchase foreign currency, its custodian bank will segregate cash or liquid securities, of any type or maturity, (i.e. securities rated more of the top three rating categories by Moody's on S&P) in a separate account of the Fund in an amount necessary to complete the forward contract. These assets will be marked to market daily, and, if the value of the securities in the separate account declines, additional cash or liquid securities will be added so that the value of the account will be equal to the amount of the Fund's commitments in contracts.

Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings that are published about issuers in the United States also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, an any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly, so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, and, in some cases, capital gains, and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in foreign currency exchange transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Lower Rated High Yield Debt Obligations. The Fund may invest in high yielding, fixed income securities rated below investment grade rated Baa or lower by Moody's and BBB or lower by S&P. See Appendix A for a description of ratings assigned by Moody's and S&P.

Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

The values of lower-rated securities generally fluctuate more than those of high-rated securities. In addition, the lower rating reflects a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. Although the adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions, there can be no assurance that the Adviser will be successful in limiting the Fund's exposure to the risks associated with lower rated securities. Because the Fund invests in securities in the lower rated categories, the achievement of the Fund's goals is more dependent on the Adviser's ability than would be the case if the Fund were investing in securities in the higher rated categories.

The Fund may invest in pay-in-kind (PIK) securities, which pay interest in either cash or additional securities, at the issuer's option, for a specified period. The Fund also may invest in zero coupon bonds, which have a determined interest rate, but payment of the interest is deferred until maturity of the bonds. Both types of bonds may be more speculative and subject to greater fluctuations in value than securities which pay interest periodically and in cash, due to changes in interest rates.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. In general, in selecting securities for its portfolio, the Fund intends to seek protection against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline. The Fund's portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates during periods of high interest rates.

Repurchase Agreements. In a repurchase agreement the Fund buy a security for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government Securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, a decline in value of the underlying securities or lack of access to income during this period, as well as the expense of enforcing its rights. The Fund will not invest in a repurchase agreement maturing in more than seven days, if such investment, together with other illiquid securities held by the Fund (including restricted securities) would exceed 10% of the Fund's net assets.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of interest which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain with the Fund's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. The Fund will not enter into reverse repurchase agreements exceeding in the aggregate 33 1/3% of the market value of its total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund will not invest more than 10% of its total assets in securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 10% of its net assets in illiquid investments. If the Trustees determines, based upon a continuing review of the trading markets for specific 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 10% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other fixed income securitieis, stocks indices or currencies, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government securities. The only futures contracts available to hedge the Fund's portfolio are various futures on U.S. Government securities, stock indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. The Fund may not lend portfolio securities having a total value exceeding 30% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund's Investment Restriction. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales. The Fund may engage in short sales against the Box. In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, or any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. As a matter of nonfundamental policy, the Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing the Fund's portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses and may make it more difficult for the Fund to qualify as a regulated investment company for Federal income tax purposes. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment restrictions upon its investments as set forth below which may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund. A majority for this purpose means: (a) more than 50% of the outstanding shares of the Fund or
(b) 67% or more of the shares represented at a meeting where more than 50% of the outstanding shares of the Fund are represented, whichever is less. Under these restrictions, the Fund may not:

(1) Borrow money in an amount in excess of 33-1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes (except that it may enter into a reverse repurchase agreement within the limits described in the Prospectus or this SAI), or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 15% of its total assets, in each case taken at the lower of cost or market value. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margins are not considered a pledge of assets.

(2) Underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

(3) Purchase or retain real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein and securities secured by real estate), or mineral leases, commodities or commodity contracts, precious metals (except contracts for the future delivery of fixed income securities, stock index and currency futures and options on such futures) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities.

(4) Invest in direct participation interests in oil, gas or other mineral exploration or development programs.

(5) Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and by entering into repurchase agreements; provided that the Fund may lend its portfolio securities not in excess of 30% of its total assets (taken at market value). Not more than 10% of the Fund's total assets (taken at market value) will be subject to repurchase agreements maturing in more than seven days. For these purposes the purchase of all or a portion of an issue of debt securities shall not be considered the making of a loan. In addition, the Fund may purchase a portion of an issue of debt securities of types commonly distributed privately to financial institutions.

(6) Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, other than securities issued or guaranteed by the United States. In applying these limitations, a guarantee of a security will not be considered a security of the guarantor, provided that the value of all securities issued or guaranteed by that guarantor, and owned by the Fund, does not exceed 10% of the Fund's total assets. In determining the issuer of a security, each state and each political subdivision agency, and instrumentality of each state and each multi-state agency of which such state is a member is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.

(7)      Invest  in  companies  for  the  purpose  of   exercising   control  or
         management.

(8) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Director of the Fund, or is a member, partner, officer or Director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

(9) Purchase any securities or evidences of interest therein on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and the Fund may make deposits on margin in connection with futures contracts and related options.

(10) Sell any security which the Fund does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon equivalent conditions.

(11) Knowingly invest in securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or market makers do not exist or will not entertain bids or offers), except for repurchase agreements, if, as a result thereof more than 10% of the Fund's total assets (taken at market value) would be so invested.

(12) Issue any senior security (as that term is defined in the Investment Company Act of 1940) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security.

(13) Concentrate its investments in any particular industry, but if it is deemed appropriate for the attainment of its investment objective, the Fund may invest up to 25% of its assets (taken at market value at the time of each investment) in securities of issuers in any one industry.

(14) Purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Fund; or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Fund. For this purpose all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class. In applying these limitations, a guarantee of a security will not be considered a security of the guarantor, provided that the value of all securities issued or guaranteed by that guarantor, and owned by the Fund, does not exceed 10% of the Fund's total assets. In determining the issuer of a security, each state and each political subdivision agency, and instrumentality of each state and each multi-state agency of which such state is a member is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.

Other Operating Policies

The Fund may, due to an undertaking with a state in which the Fund's shares are currently qualified for sale, purchase warrants not to exceed 5% of the Fund's net assets. Included within that amount, but not exceeding 2% of the Fund's net assets, may be warrants for which there is no public market. Any such warrants which are attached to securities at the time such securities are acquired by the Fund will be deemed to be without value for the purpose of this restriction.

The Fund will not invest more than 5% of its total assets in companies which, including their respective predecessors, have a record of less than three years' continuous operation.

In order to comply with certain state regulatory policies, the Fund will not, as a matter of operating policy, pledge, mortgage or hypothecate its portfolio securities if the percentage of securities so pledged, mortgaged or hypothecated would exceed 15%.

In order to comply with certain state regulatory policies, the cost of investments in options, financial futures, stock index futures and currency futures, other than those acquired for hedging purposes, may not exceed 10% of the Fund's total net assets.

As a nonfundamental investment restriction, the Fund may not purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to
(a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds. The Fund may not purchase the shares of any closed-end investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees.

These operating policies are not fundamental and may be changed without shareholder approval. In order to comply with certain state regulatory practices, certain policies, if changed, would require advance written notice to shareholders.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trust's Trustees who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also officers and directors of the Adviser or officers and directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").

The following table sets forth the principal occupation or employment of the Trustees during the past five years:

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief            Chairman and Chief Executive
101 Huntington Avenue                   Executive Officer (1, 2)               Officer, the Adviser and The
Boston, MA  02199                                                              Berkeley Financial Group ("Berkeley
October 1944                                                                   Group"); Chairman, NM Capital
                                                                               Management, Inc. ("NM Capital") and
                                                                               John Hancock Advisers International
                                                                               Limited ("Advisers International");
                                                                               Chairman, Chief Executive Officer
                                                                               and President, John Hancock Funds,
                                                                               Inc. ("John Hancock Funds"), First
                                                                               Signature Bank and Trust Company
                                                                               and Sovereign Asset Management
                                                                               Corporation ("SAMCorp."); Director,
                                                                               John Hancock Insurance Agency, Inc.
                                                                               ("Insurance Agency, Inc."), John
                                                                               Hancock Capital Corporation and New
                                                                               England/Canada Business Council;
                                                                               Member, Investment Company
                                                                               Institute Board of Governors;
                                                                               Director, Asia Strategic Growth
                                                                               Fund, Inc.; Trustee, Museum of
                                                                               Science; Vice Chairman and
                                                                               President, the Adviser (until July
                                                                               1992); Chairman, John Hancock
                                                                               Distributors, Inc. (until April
                                                                               1994); Director, John Hancock
                                                                               Freedom Securities Corporation
                                                                               (until September 1996); Director,
                                                                               John Hancock Signature Services,
                                                                               Inc. ("Signature Services") (until
                                                                               January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.




                                       18

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

James F. Carlin                         Trustee (3)                            Chairman and CEO, Carlin
233 West Central Street                                                        Consolidated, Inc.
Natick, MA 01760                                                               (management/investments); Director,
April 1940                                                                     Arbella Mutual Insurance Company
                                                                               (insurance), Consolidated Group
                                                                               Trust (insurance administration),
                                                                               Carlin Insurance Agency, Inc., West
                                                                               Insurance Agency, Inc. (until May
                                                                               1995) Uno Restaurant Corp.;
                                                                               Chairman, Massachusetts Board of
                                                                               Higher Education (since 1995);
                                                                               Receiver, the City of Chelsea (until
                                                                               August 1992).

William H. Cunningham                   Trustee (3)                            Chancellor, University of Texas
601 Colorado Street                                                            System and former President of the
O'Henry Hall                                                                   University of Texas, Austin, Texas;
Austin, TX 78701                                                               Lee Hage and Joseph D. Jamail
January 1944                                                                   Regents Chair of Free Enterprise;
                                                                               Director, LaQuinta Motor Inns, Inc.
                                                                               (hotel management company);
                                                                               Director, Jefferson-Pilot
                                                                               Corporation (diversified life
                                                                               insurance company) and LBJ
                                                                               Foundation Board (education
                                                                               foundation); Advisory Director,
                                                                               Texas Commerce Bank - Austin.


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.





                                       19

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Charles F. Fretz                        Trustee (3)                            Retired; self employed; Former Vice
RD #5, Box 300B                                                                President and Director, Towers,
Clothier Springs Road                                                          Perrin, Foster & Crosby, Inc.
Malvern, PA  19355                                                             (international management
June 1928                                                                      consultants) (1952-1985).

Harold R. Hiser, Jr.                    Trustee (3)                            Executive Vice President,
123 Highland Avenue                                                            Schering-Plough Corporation
Short Hill, NJ  07078                                                          (pharmaceuticals) (retired 1996);
October 1931                                                                   Director, ReCapital Corporation
                                                                               (reinsurance) (until 1995).

Anne C. Hodsdon *                       Trustee and President (1,2)            President, Chief Operating Officer
101 Huntington Avenue                                                          and Director, the Adviser; Director,
Boston, MA  02199                                                              The Berkeley Group, John Hancock
April 1953                                                                     Funds; Director, Advisers
                                                                               International; Executive Vice
                                                                               President, the Adviser (until
                                                                               December 1994); Senior Vice
                                                                               President, the Adviser (until
                                                                               December 1993); Director, Signature
                                                                               Services (until January 1997).

Charles L. Ladner                       Trustee (3)                            Director, Energy North, Inc. (public
UGI Corporation                                                                utility holding company) (until
P.O. Box 858                                                                   1992); Senior Vice President of UGI
Valley Forge, PA  19482                                                        Corp. Holding Company Public
February 1938                                                                  Utilities, LPGAS.


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.








                                       20

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Leo E. Linbeck, Jr.                     Trustee (3)                            Chairman, President, Chief Executive
3810 W. Alabama                                                                Officer and Director, Linbeck
Houston, TX 77027                                                              Corporation (a holding company
August 1934                                                                    engaged in various phases of the
                                                                               construction industry and
                                                                               warehousing interests); Former
                                                                               Chairman, Federal Reserve Bank of
                                                                               Dallas (1992, 1993); Chairman of
                                                                               the Board and Chief Executive
                                                                               Officer, Linbeck Construction
                                                                               Corporation; Director, PanEnergy
                                                                               Corporation (a diversified energy
                                                                               company), Daniel Industries, Inc.
                                                                               (manufacturer of gas measuring
                                                                               products and energy related
                                                                               equipment), GeoQuest International
                                                                               Holdings, Inc. (a geophysical
                                                                               consulting firm) (1980-1993);
                                                                               Former Director, Greater Houston
                                                                               Partnership (1980 -1995).

Patricia P. McCarter                    Trustee (3)                            Director and Secretary, The McCarter
1230 Brentford Road                                                            Corp. (machine manufacturer).
Malvern, PA  19355
May 1928


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.









                                       21

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Steven R. Pruchansky                    Trustee (1, 3)                         Director and President, Mast
4327 Enterprise Avenue                                                         Holdings, Inc. (since 1991);
Naples, FL  33942                                                              Director, First Signature Bank &
August 1944                                                                    Trust Company (until August 1991);
                                                                               Director, Mast Realty Trust (until
                                                                               1994); President, Maxwell Building
                                                                               Corp. (until 1991).

Richard S. Scipione *                   Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                             Company; Director, the Adviser,
P.O. Box 111                                                                   Advisers International, John Hancock
Boston, MA  02117                                                              Funds, John Hancock Distributors,
August 1937                                                                    Inc., Insurance Agency, Inc., John
                                                                               Hancock Subsidiaries, Inc.,
                                                                               SAMCorp. and NM Capital; Trustee,
                                                                               The Berkeley Group; Director, JH
                                                                               Networking Insurance Agency, Inc.;
                                                                               Director, John Hancock Property and
                                                                               Casualty Insurance and its
                                                                               affiliates (until November 1993);
                                                                               Director, Signature Services (until
                                                                               January 1997).

Norman H. Smith                         Trustee (3)                            Lieutenant General, United States
243 Mt. Oriole Lane                                                            Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                              for Manpower and Reserve Affairs,
March 1933                                                                     Headquarters Marine Corps;
                                                                               Commanding General III Marine
                                                                               Expeditionary Force/3rd Marine
                                                                               Division (retired 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.








                                       22

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

John P. Toolan                          Trustee (3)                            Director, The Smith Barney Muni Bond
13 Chadwell Place                                                              Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                          Money Funds, Inc., Vantage Money
September 1930                                                                 Market Funds (mutual funds), The
                                                                               Inefficient-Market Fund, Inc.
                                                                               (closed-end investment company) and
                                                                               Smith Barney Trust Company of
                                                                               Florida; Chairman, Smith Barney
                                                                               Trust Company (retired December,
                                                                               1991); Director, Smith Barney,
                                                                               Inc., Mutual Management Company and
                                                                               Smith Barney Advisers, Inc.
                                                                               (investment advisers) (retired
                                                                               1991); Senior Executive Vice
                                                                               President, Director and member of
                                                                               the Executive Committee, Smith
                                                                               Barney, Harris Upham & Co.,
                                                                               Incorporated (investment bankers)
                                                                               (until 1991).

Robert G. Freedman                      Vice Chairman and Chief Investment     Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                            Officer, the Adviser; Director, the
Boston, MA  02199                                                              Adviser, Advisers International,
July 1938                                                                      John Hancock Funds, SAMCorp.,
                                                                               Insurance Agency, Inc.,
                                                                               Southeastern Thrift & Bank Fund and
                                                                               NM Capital; Senior Vice President,
                                                                               The Berkeley Group; President, the
                                                                               Adviser (until December 1994);
                                                                               Director, Signature Services (until
                                                                               January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.





                                       23

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

James B. Little                         Senior Vice President and Chief        Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                      The Berkeley Group, John Hancock
Boston, MA  02199                                                              Funds.
February 1935

John A. Morin                           Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                          Adviser, The Berkeley Group,
Boston, MA  02199                                                              Signature Services and John Hancock
July 1950                                                                      Funds; Secretary, SAMCorp.,
                                                                               Insurance Agency, Inc. and NM
                                                                               Capital; Counsel, John Hancock
                                                                               Mutual Life Insurance Company (until
                                                                               January 1996).

Susan S. Newton                         Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                          Hancock Funds, Signature Services
Boston, MA  02199                                                              and The Berkeley Group; Vice
March 1950                                                                     President, John Hancock
                                                                               Distributors, Inc. (until 1994).

James J. Stokowski                      Vice President and Treasurer           Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or Trustees and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of January 31, 1997, the officers and trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust and the Fund. On such date, the following shareholders were the only record holders or beneficial owners of 5% or more of the shares of either class of the Fund's shares:

                                                                                                  Percentage of
                                                                                                   Outstanding
              Name and Address                        Class                   Shares                Shares of
               of Shareholder                       of Shares                 Owned               Class of Fund
               --------------                       ---------                 -----               -------------
National Westminster Bank PLC                        Class A                  772,273                 14.18%
 as Trustee of American Smaller Companies
Companies Trust
Attn:  Joe D'Mello
Juno Court
24 Prescott Street
London E18BB

Merrill Lynch Fenner & Smith                         Class A                  594,741                 10.92%
Trade House Account - Book Entry                     Class B                2,862,992                 24.30%
Team B - 3rd Floor
4800 Deerlake Drive East
Jacksonville, FL 32246-6484

On such date, no other person(s) owned of record or was known by the Trust to beneficially own as much as 5% of the outstanding shares of the Trust or of either class of the Fund's shares.

From December 22, 1994 until December 22, 1996, the Trustees established an Advisory Board to facilitate a smooth transition between Transamerica Fund Management Company ("TFMC"), the prior investment adviser, and the Adviser. The members of the Advisory Board were distinct from the Trustees, did not serve the Fund in any other capacity and were persons who had no power to determine what securities are purchased or sold on behalf of the Fund.

Compensation of the Trustees and Advisory Board. The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees and the Advisory Board members for their services for the Fund's most recently completed fiscal year. Ms. Hodsdon and Messrs. Boudreau and Scipione, each a non-Independent Trustee, and each of the officers of the Trust are interested persons of the Adviser, are compensated by the Adviser and received no compensation from the Funds for their services. The compensation to the Trustees from the Fund shown below is for the fiscal year ended October 31, 1996.

                                                          Total
                                                          Compensation from all
                                   Aggregate              Funds in John Hancock
                                   Compensation           Fund Complex to
Trustees                           from the Fund          Trustees**
--------                           -------------          ----------

James F. Carlin                       $ 6,562                $ 74,250
William H. Cunningham*                  6,587                  74,250
Charles F. Fretz                        6,511                  74,500
Harold R. Hiser, Jr.*                   6,189                  70,250
Charles L. Ladner                       6,511                  74,500
Leo E. Linbeck, Jr.                     6,587                  74,250
Patricia P. McCarter                    6,511                  74,250
Steven R. Pruchansky                    6,711                  77,500
Norman H. Smith                         6,711                  77,500
John P. Toolan*                         6,488                  74,250
                                      -------                --------
TOTALS                                $65,368                $745,500

      * As of December 31, 1996 the value of the aggregate accrued deferred compensation from all Funds in the John Hancock fund complex for Mr. Cunningham was $131,741, for Mr. Hiser was $90,972, for Ms. McCarter was $67,548, for Mr Purchansky was $28,731, for Mr. Smith was $32,314 and for Mr. Toolan was $163.385 under the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan").

      ** Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 1996. As of this date, there were sixty-seven funds in the John Hancock Fund Complex of which each of these independent trustees served on thirty-two funds.


                                                   Total Compensation from all
                              Aggregate            From all Funds in John
                              Compensation from    Hancock Fund Complex
Advisory Board                the Fund*            to Advisory Board*
--------------                ---------            ------------------

R. Trent Campbell                $ 9,228                 $ 47,000
Mrs. Lloyd Bentsen                 9,228                   47,000
Thomas R. Powers                   9,228                   47,000
Thomas B McDade                    9,228                   47,000

TOTALS                           $36,912                 $188,000


*     For the fiscal year ended October 31, 1996.
**    As of December 31, 1996.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and currently has more than $19 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,080,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $80 billion, the Life Company is one of the ten largest life insurance companies in the United States and carries high ratings from Standard & Poor's and A.M. Best's. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser agreed to act as investment adviser and manager to the Fund. As manager and investment adviser, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation,  including  expenses
of  preparing,   printing  and  mailing  all  shareholders'  reports,   notices,
prospectuses, proxy statements and reports to regulatory agencies, expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

As provided by the investment management contract, the Fund pays the Adviser an investment management fee, which is accrued daily and paid monthly in arrears, equal on an annual basis to 0.75% of the Fund's average daily net asset value.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the investment management contract, the Adviser is not liable to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which its contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the investment management contract.

Under the investment management contract, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the investment management contract or any extension, renewal or amendment thereof remains in effect. If the Fund's investment management contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

For the period from November 1, 1994 to December 22, 1994 and for the fiscal year ended October 31, 1994, advisory fees paid by the Fund to TFMC, the Fund's former investment adviser, amounted to $496,208 and $2,706,438, respectively. For the period from December 22, 1994 to October 31, 1995 and for the fiscal year ended 1996, the advisory fees paid by the Fund to the Adviser amounted to $2,978,791 and $4,796,777.

The Advisory Agreement was approved by all of the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any such party. The investment management contract and the distribution agreement discussed below, continue in effect from year to year if approved annually by vote of a majority of the Trustees who are not interested persons of one of the parties to the contract, cast in person at a meeting called for the purpose of voting on such approval, and by either the Trustees or the holders of a majority of the Fund's outstanding voting securities. Both agreements automatically terminate upon assignment and may be terminated on 60 days' written notice by either party or by vote of a majority of the outstanding voting securities of the Fund.

Administrative Services Agreement.The Fund was a party to an administrative services agreement with TFMC (the "Services Agreement"), pursuant to which TFMC performed bookkeeping and accounting services and functions, including preparing and maintaining various accounting books, records and other documents and keeping such general ledgers and portfolio accounts as are reasonably necessary for the operation of the Fund. Other administrative services included communications in response to shareholder inquiries and certain printing expenses of various financial reports. In addition, staff and office space, facilities and equipment was provided as necessary to provide administrative services to the Fund. The Services Agreement was amended in connection with the appointment of the Adviser as adviser to the Fund to permit services under the Agreement to be provided to the Fund by the Adviser and its affiliates. The Services Agreement was terminated during the fiscal year 1995.

For the fiscal years ended October 31, 1995 and 1994, the Fund paid to TFMC (pursuant to the Services Agreement) $34,231 and $222,044, respectively.

Accounting and Legal Services Agreement. The Trust, on behalf of the fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended October 31, 1996, the Fund paid the Adviser $101,864 for services under this agreement.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Class A or Class B shares, John Hancock Funds and Selling Brokers receive compensation in the form of a sales charge imposed, in the case of Class A shares, at the time of sale or, in the case of Class B shares, on a deferred basis. The sales charges are discussed further in the Prospectus.

The Fund's Trustees adopted Distribution Plans with respect to Class A and Class B shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% and 1.00%, respectively, of the Fund's daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for their distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B Plan will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B Plan as a liability of the Fund because the Trustees may terminate the Class B Plan at any time. For the fiscal year ended October 31, 1996, an aggregate of $11,288,492 of distribution expenses or 2.59% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.

The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

During the fiscal year ended October 31, 1996, the Funds paid John Hancock Funds the following amounts of expenses with respect to the Class A and Class B shares of the Fund:

                                                                                                  Interest,
                                      Printing and                                                Carrying or
                                      Mailing of                                  Expenses of     Other
                                      Prospectuses to      Compensation to        John Hancock    Finance
                     Advertising      new Shareholders     Selling Brokers        Funds           Charges
                     -----------      ----------------     ---------------        -----           -------
Class A shares       $   66,685         $  13,498            $  183,052            $  243,929         --

Class B shares       $  312,608         $  49,408            $1,577,780            $1,158,533     $1,165,996

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the mean between the current closing bid and asked prices.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by the events occurring after closing of a foreign market, assets are valued by a method that Trustees believed accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive a Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares, the investor is entitled to cumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Combined Purchases. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined if made by (a) an individual, his or her spouse and their children under the age of 21 purchasing securities for his or her own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) certain groups of four or more individuals making use of salary deductions or similar group methods of payment whose funds are combined for the purchase of mutual fund shares. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

o Any state, county or any instrumentality, department, authority, or agency of these entities that is prohibited by applicable investment laws from paying a sales charge or commission when it purchases shares of any registered investment management company. *

o A bank, trust company, credit union, savings institution or other depository institution, its trust departments or common trust funds if it is purchasing $1 million or more for non-discretionary customers or accounts. *

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family
         (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan of the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into an agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o        A member of an approved affinity group financial services plan. *

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

         Amount Invested                                           CDSC Rate
         ---------------                                           ---------

         $1 to $4,999,999                                             1.00%

         Next $5 million to $9,999,999                                0.50%
         Amounts of $10 million and over                              0.25%

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

* For investments made under these provisions, John Hancock Funds may make a payment out of its own resources to the Selling Broker in an amount not to exceed 0.25% of the amount invested.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of reduced sales charge by taking into account not only the amount then being invested but also the purchase price or current account value of the Class A shares already held by such person.

Combination Privilege. Reduced sales charges also are available to an investor based on the aggregate amount of his concurrent and prior investments in Class A shares of the Fund and shares of all other John Hancock funds which carry a sales charge.

Letter of Intention. Reduced sales charges are also applicable to investments pursuant to a Letter of Intention (LOI), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen (13) months. Investors who are using the Fund as a funding medium for a qualified retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These qualified retirement plans include IRA, SEP, SARSEP, 401(k), 403(b) (including TSAs) and 457 plans. Such an investment (including accumulations and combinations) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have been applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charges as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrow shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of a sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including Class B shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service defined contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. Upon redemption, appreciation is effective only on a per share basis for those shares being redeemed. Appreciation of shares cannot be redeemed CDSC free at the account level.

When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

         Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

        o         Proceeds of 50 shares redeemed at $12 per share      $     600
        o         Minus proceeds of 10 shares not subject to CDSC
                  (dividend reinvestment)                              $    -120
        o         Minus appreciation on remaining shares
                  (40 shares X 2)                                      $     -80
                                                                       ---------
        o         Amount subject to CDSC                               $     400

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of the purchase. See the Prospectus for additional information regarding the CDSC.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B shares and of Class A shares that are subject to CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

*        Redemptions due to death or disability.

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions of Class B shares made under a periodic withdrawal plan, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a
         CDSC).

For Retirement Accounts (such as IRA, Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other qualified plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under Section 401(a) of the Code (such as 401(k), Money Purchase Pension Plan, Profit Sharing Plan).

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA accounts that purchased shares prior to May 15, 1995.

Please see matrix for reference.

CDSC Waiver Matrix for Class B Funds

--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Type of               401 (a) Plan       403 (b)           457              IRA, IRA         Non-
Distribution          (401 (k), MPP,                                        Rollover         retirement
                      PSP)
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Death or              Waived             Waived            Waived           Waived           Waived
Disability
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Over 701/2           Waived             Waived            Waived            Waived for       12% of account
                                                                            mandatory        value annually
                                                                            distributions    in periodic
                                                                            or 12% of        payments
                                                                            account value
                                                                            annually in
                                                                            periodic
                                                                            payments
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Between 591/2         Waived             Waived            Waived           Waived for       12% of account
and 70 1/2                                                                  Life             value annually
                                                                            Expectancy or    in periodic
                                                                            12% of account   payments
                                                                            value annually
                                                                            in periodic
                                                                            payments
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Under 591/2           Waived             Waived for        Waived for       Waived for       12% of account
                                         annuity           annuity          annuity          value annually
                                         payments (72+)    payments (72+)   payments (72+)   in periodic
                                         or 12% of         or 12% of        or 12% of        payments
                                         account value     account value    account value
                                         annually in       annually in      annually in
                                         periodic          periodic         periodic
                                         payments          payments         payments
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Loans                 Waived             Waived            N/A              N/A              N/A
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Termintion of        Not Waived         Not Waived        Not Waived       Not Waived       N/A
Plan
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Hardships             Waived             Waived            Waived           N/A              N/A
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Return of             Waived             Waived            Waived           Waived           N/A
Excess
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, he or she will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of the Fund for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transactions charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund, John Hancock Intermediate Maturity Government Fund and John Hancock Limited-Term Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may changed or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class B shares of the Fund could be disadvantageous to a shareholder because of the CDSC imposed on redemptions of Class B shares. Therefore, a shareholder should not purchase Class B shares of the Fund at the same time as a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). This program is explained in the Prospectus and the Account Privileges Application. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the Monthly Automatic Accumulation Program may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinstatement and Reinvestment Privilege. Upon notification of Signature Services, a shareholder who has redeemed Class B shares of the Fund and paid a CDSC thereon, may, within 120 days after the date of redemption, reinvest any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund and, upon such reinvestment, the shareholder's account will be credited with the amount of any CDSC charged upon the redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS".

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the

Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of Class A shares and Class B shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to Class A and Class B shares will be borne exclusively by that class; (ii) Class B shares will pay higher distribution and service fees than Class A shares; and (iii) each of Class A shares and Class B shares will bear any class expenses properly allocable to that class of shares, subject to the requirements imposed by the Internal Revenue Service on funds having a multiple- class structure. Accordingly, the net asset value per share may vary depending whether Class A shares or Class B shares are purchased.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders of each class. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with a request for a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the trust. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations and affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series.. Furthermore, no Fund included in the Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.

TAX STATUS

The Fund has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Code, and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net short-term and long-term capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses.) Some distributions from investment company taxable income and/or net capital gain may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments or derivatives held for less than three months, which gain is limited under the Code to less than 30% of its gross income for each taxable year, and could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss after consideration of certain regulations on the treatment of "post-October losses" the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to qualify to pass such taxes through to its shareholders, who consequently will not take such taxes into account on their own tax returns. However, the Fund will deduct such taxes in determining the amount it has available for distribution to shareholders.

The amount of the Fund's net short-term and long-term capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities or enter into options transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption of shares of the Fund (including by exercise of the exchange privilege) a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares and subject to the special rules described below. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Such disregarded load will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to an election to reinvest dividends in additional shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain income in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. Presently, there are no capital loss carryforwards available to offset future net realized capital gains.

For purposes of the dividends received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the Fund in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payment. The mark to market rules applicable to certain options and forward contracts may also require the Fund to recognize income or gain without a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish a Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. A Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options, foreign currency positions, and foreign currency forward contracts.

Certain options and forward foreign currency transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain foreign currency-related forward contracts or options, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of the Fund's losses on its transactions involving options or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options and forward contracts in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

As of October 31, 1996, the average annual returns for the Fund's Class A shares for the one year and five year periods and since inception on August 22, 1991 were 7.61%, 5.14% and 15.90%, respectively. As of October 31, 1996, the average annual total returns of the Class B shares of the Fund for the one and five year periods and the life-of-the Fund since inception on October 26, 1987 were 7.48%, 15.13% and 20.40%, respectively.

The Fund's total return is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:


     n _____
T = \ /ERV/P - 1


Where:

P =            a hypothetical initial investment of $1,000.
T =            average annual total return.
n =            number of years.
ERV =          ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year, 5 year and life-of-fund periods.

Because each share has its own sales charge and fee structure, the classes have different performance results. In the case of Class A shares or Class B shares, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period. This calculation also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's maximum sales charge on Class A shares or the CDSC on Class B shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper -- Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. will also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta." Beta is a reflection of the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by its investment committee of the Adviser, which consists of officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S..

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealer, Inc. and other policies that the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended October 31, 1996, 1995, and 1994, the Fund paid negotiated brokerage commissions of $459,477, $263,019, and $318,023, respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the fiscal year ended October 31, 1996, the Fund pay commissions of $56,032 as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc. ("Distributors" or "Affiliated Broker"). Pursuant to procedures established by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. During the year ended October 31, 1996, the Fund did not execute any portfolio transactions with then Affiliated Brokers.

Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the 1940 Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Fund, the Adviser or the Affiliated Brokers. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Brokers as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, the investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way STE 1000, Boston, MA 02217- 1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays an annual fee of $19.00 for each Class A shareholder and $21.50 for each Class B shareholder plus certain out-of-pocket expenses. These expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company ("IBT"), 89 South Street, Boston, Massachusetts 02111. Under the custodian agreement, IBT performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, has been selected as the independent auditors of the Fund. The financial statements of the Fund is included in the Prospectus and this Statement of Additional Information have been audited by Ernst & Young LLP for the periods indicated in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A

                           Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

                         MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                         STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                       JOHN HANCOCK GLOBAL TECHNOLOGY FUND

                           Class A and Class B Shares
                       STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 1997

         This Statement of Additional Information provides information about John Hancock Global Technology Fund (the "Fund") in addition to the information that is contained in the combined International/Global Fund's Prospectus dated March 1, 1997 (the "Prospectus"). The Fund is a diversified series of John Hancock Series Trust (the "Trust").

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                           1 John Hancock Way STE 1000
                        Boston, Massachusetts 02217-1000
                                1-(800)-225-5291

                                Table of Contents

                                                                            Page
Organization of the Fund ...............................................      2
Investment Objectives and Policies .....................................      2
Investment Restrictions ................................................     14
Those Responsible for Management .......................................     16
Investment Advisory and Other Services .................................     26
Distribution Contracts .................................................     29
Net Asset Value ........................................................     30
Initial Sales Charge on Class A Shares .................................     31
Deferred Sales Charge on Class B Shares ................................     33
Special Redemptions ....................................................     36
Additional Services and Programs .......................................     37
Description of the Fund's Shares .......................................     38
Tax Status .............................................................     39
Calculation of Performance .............................................     44
Brokerage Allocation ...................................................     46
Transfer Agent Services ................................................     48
Custody of Portfolio ...................................................     48
Independent Auditors ...................................................     48
Appendix................................................................    A-1
Financial Statements ...................................................    F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust on December 2, 1996. On December 2, 1996, the Trust assumed the registration statement of John Hancock Technology Series, Inc. (the "Company"). As of January 1, 1995, the Fund changed its name to John Hancock Global Technology Fund. Effective October 1, 1992, the Fund ceased doing business as Global Technology Fund and commenced doing business under the name John Hancock Freedom Global Technology Fund.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Fund's Sub-Adviser is American Fund Advisors, Inc. ("AFA" or the "Sub-Adviser").

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus.

The Fund's primary investment objective is long-term growth of capital through investments principally in equity securities of companies that rely extensively on technology in their product development or operations. Income is a secondary objective. There is no assurance that the Fund will achieve its investment objectives.

Under normal market conditions, at least 65% of the Fund's total assets are invested in securities of the technology companies noted above. The Fund's portfolio is primarily comprised of U.S. and foreign common stocks and securities convertible into common stocks, including convertible bonds, convertible preferred stocks and warrants.

Investments in U.S. and foreign companies that rely extensively on technology in product development or operations may be expected to benefit from scientific developments and the application of technical advances resulting from improving technology in many different fields, such as computer software and hardware, semiconductors, telecommunications, defense and commercial electronics, data storage and retrieval biotechnology and others. Generally, investments will be made in securities of a company that relies extensively on technology in product development or operations only if a significant part of its assets are invested in, or a significant part of its total revenue or net income is derived from, this technology.

When market conditions suggest a need for a defensive investment strategy, the Fund may temporarily invest in short-term obligations of or securities guaranteed by the U.S. Government or its agencies or instrumentailities, high quality bank certificates of deposit and commercial paper. This temporary investment strategy is not designed to achieve the Fund's primary investment objective.

Risks of Technology-Intensive Companies. Securities prices of the companies in which the Fund invests have tended to be subject to greater volatility than securities prices in many other industries, due to particular factors affecting these industries. Competitive pressures may also have a significant effect on the financial condition of technology-intensive companies. For example, if the development of new technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, the companies could become increasingly sensitive to short product cycles and aggressive pricing. Accordingly, the Fund's performance will be particularly susceptible to factors affecting these companies as well as the economy as a whole.

Investments in Foreign Securities. The Fund may invest in securities of foreign issuers. Normally the Fund will invest at least 65% of its net assets in securities of issuers in at least three countries, that may include the United States, but will not invest more than 25% of its net assets in any one foreign country. The Fund may invest in the securities of foreign issuers, including securities in the form of sponsored or unsponsored American Depository Receipts
(ADRs), European Depository Receipts (EDRs) or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.

Foreign Currency Transactions. The foreign currency transactions of the Fund may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Fund may enter into forward foreign currency contracts involving currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rate between these currencies. The Fund may also engage in speculative forward currency transactions, and may use forward currency contracts as a substitute for investing in securities denominated in that currency or in order to create a synthetic position consisting of a security issued in one country and denominated in the currency of another country. Forward currency transactions are accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase or sale of its portfolio securities denominated in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. The Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Adviser and Sub-Adviser.

If the Fund enters into a forward contract requiring it to purchase foreign currency, its custodian bank will segregate cash or liquid securities, of any type or maturity, in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. Those assets will be marked to market daily and if the value of the assets in the separate account declines, additional cash or liquid assets will be added so that the value of the account will equal the amount of the Fund's commitment in forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends in some cases, capital gains, and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America, and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in these countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Lower Rated High Yield Debt Obligations. The Fund may invest up to 10% of its net assets in fixed income securities that, at the time of investment, are rated CC or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or Ca or higher by Moody's Investors Service, Inc. ("Moody's") or their equivalent, and unrated fixed income securities of comparable quality as determined by the Adviser. These securities include convertible and nonconvertible bonds and debentures, zero coupon bonds, payment-in-kind securities, increasing rate note securities, participation interests, stripped debt securities and other derivative debt securities. The value of fixed income securities generally varies inversely with interest rate changes. Convertible issues, while influenced by the level of interest rates, are also subject to the changing value of the underlying common stock into which they are convertible.

Pay-In-Kind, Delayed and Zero Coupon Bonds. The Fund may invest in pay- in-kind, delayed and zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities may also take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of pay-in-kind, delayed and zero coupon bonds generally are more volatile than the market prices of interest-bearing securities having similar maturities and credit quality. The Fund's investments in pay-in-kind, delayed and zero coupon securities may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Tax Status."

Preferred Stock. The Fund may purchase preferred stock. Preferred stocks are equity securities, but possess certain attributes of fixed income securities. Holders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Because of this preference, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stocks. Preferred stocks are equity securities in that they do not represent a liability of the issuer and therefore do not offer a great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer. See "Convertible Securities" below for a description of certain characteristics of convertible preferred stock.

Convertible Securities. The Fund may purchase convertible fixed income securities and preferred stock. Convertible securities are securities that may be converted at either a stated price or stated rate into underlying shares of common stock of the same issuer. Convertible securities have general characteristics similar to both fixed income and equity securities. Although to a lesser extent than with straight debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and therefore will also react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and consequently may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer. However, the issuers of convertible securities may default on their obligations.

Structured or Hybrid Notes. The Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Participation Interests. Participation interests, which may take the form of interests in, or assignments of certain loans, are acquired from banks who have made these loans or are members of a lending syndicate. The Fund's investments in participation interests are subject to its limitation on investments in illiquid securities. The Fund may purchase only those participation interests that mature in 60 days or less, or, if maturing in more than 60 days, that have a floating rate that is automatically adjusted at least once every 60 days.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse purchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain with the Fund's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary or emergency purposes (including meeting redemptions without immediately selling securities), but not for leveraging or investment, in an amount not to exceed 10% of the value of net assets at the time the borrowing is made, provided, however, that as long as such borrowings exceed 5% of the value of net assets, the Fund will not make any investments. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the ratings of Moody's and S&P and their significance.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government securities. The only futures contracts available to hedge the Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain owner types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses and may make it more difficult for the Fund to qualify as a regulated investment company for federal income tax purposes. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions (as well as the fund's investment objective) will not be changed without approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at the meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund observes the following fundamental restrictions.

The Fund may not:

         (1) Invest less than 65% of the value of its total assets (exclusive of cash, U.S. Government securities and short-term commercial paper) in securities of companies which rely extensively on technology in product development or operation, except temporarily during periods when economic conditions with respect to such companies in that industry are unfavorable.

         (2) With respect to 75% of its total assets, purchase any security (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result: (a) more than 5% of its total assets would be invested in the securities of any one issuer, or (b) the Fund would own more than 10% of the voting securities of any one issuer.

         (3) Issue senior securities,  except as permitted by paragraphs (4) and
(8) below. For purposes of this restriction, the issuance of shares of common stock in multiple classes, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the Fund's assets are not deemed to be senior securities

         (4) Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes (including meeting redemptions without immediately selling securities), but not for leveraging or investment, in an amount not to exceed 10% of the value of net assets at the time the borrowing is made, provided, however, that as long as such borrowings exceed 5% of the value of net assets, the Fund will not make any investments. Under the Investment Company Act of 1940, as amended (the "1940 Act"), asset coverage of 300% of any borrowing must be maintained.

         (5) Act as an underwriter of securities of other issuers except to the extent that in selling portfolio securities it may be deemed to be an underwriter for purposes of the 1933 Act.

         (6) Purchase real estate or any interest therein (except real estate used exclusively in the current operation of the Fund's affairs), but this restriction does not prevent the Fund from investing in debt securities secured by real estate or interests therein.

         (7) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward commitments, interest rate swaps, caps and floors, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

         (8) Make loans, except that the Fund may (1) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and
(3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or nor the purchase is made upon the original issuance of the securities.

Nonfundamental Investment Restrictions. The following investment restrictions are designated as nonfundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

         (1) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Trustees, purchase securities of other investment companies within the John Hancock Group of Funds. In addition, as a nonfundamental restriction, the Fund may not purchase the shares of any closed-end investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees.

         (2) Purchase securities on margin, although it may obtain such short-term credits as may be necessary for the clearance of securities purchased.

         (3)      Make short sales of securities or maintain a short position.

         (4) Purchase or sell puts, calls, straddles, spreads or any combination thereof, except that (i) it may sell call options listed on a national securities exchange against its portfolio securities if such call options remain fully covered throughout the exercise period and where such underlying securities have an aggregate value (determined as of the date the calls are sold) not exceeding 5% of the total assets of the Fund, and (ii) the Fund may purchase call options in related "closing purchase transactions," where not more than 5% of its total assets are invested in such options.

         (5) Purchase securities of an issuer which, together with any predecessor, has been in operation for less than three years (except investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if, as a result, more than 5% of the Fund's total assets would be invested in such securities.

         (6) Purchase or sell interests in real estate limited partnerships or in oil, gas or other mineral leases or exploration or development programs (although it may invest in companies which own or invest in such interests).

         (7) Purchase or retain the securities of an issuer any of the officers, directors, trustees or security holders of which (a) is an officer or trustee of the Trust or a member, officer, director or trustee of its investment adviser and (b) owns beneficially more than 1/2 of 1% of the shares or securities of both (taken at market value) of such issuer, unless all such individuals owning more than 1/2 of 1% of such shares or securities together own beneficially less than 5% of such shares or securities or both.

         (8) Invest more than 5% of the value of its total assets in warrants (other than those that have been acquired in units or attached to other securities). No more than 2% of the Fund's total assets may be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. In applying this limitation, warrants will be valued at the lesser of cost or market value unless acquired by the Fund in units with, or attached to, debt securities, in which case no value will be assigned.

         (9)      Invest in companies for the purpose of exercising control.

         (10) Purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value, would be invested in such securities. (The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid securities subject to the 15% limit.)

The Fund agrees that, in accordance with the Ohio Securities Division and until such regulations are no longer required, it will comply with Rule 1301:6-3-09(E)(12) by not investing more than 15% of its total assets in the aggregate in securities of issuers which, together with any predecessors, have a record of less than three years continuous operation, and in securities of issuers which are restricted as to disposition, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trustees of the Trust who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also officers or Directors of the Adviser or

Sub-Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief            Chairman and Chief Executive
101 Huntington Avenue                   Executive Officer (1, 2)               Officer, the Adviser and The
Boston, MA  02199                                                              Berkeley Financial Group ("Berkeley
October 1944                                                                   Group"); Chairman, NM Capital
                                                                               Management, Inc. ("NM Capital") and
                                                                               John Hancock Advisers International
                                                                               Limited ("Advisers International");
                                                                               Chairman, Chief Executive Officer
                                                                               and President, John Hancock Funds,
                                                                               Inc. ("John Hancock Funds"), First
                                                                               Signature Bank and Trust Company
                                                                               and Sovereign Asset Management
                                                                               Corporation ("SAMCorp."); Director,
                                                                               John Hancock Insurance Agency, Inc.
                                                                               ("Insurance Agency, Inc."), John
                                                                               Hancock Capital Corporation and New
                                                                               England/Canada Business Council;
                                                                               Member, Investment Company
                                                                               Institute Board of Governors;
                                                                               Director, Asia Strategic Growth
                                                                               Fund, Inc.; Trustee, Museum of
                                                                               Science; Vice Chairman and
                                                                               President, the Adviser (until July
                                                                               1992); Chairman, John Hancock
                                                                               Distributors, Inc. (until April
                                                                               1994); Director, John Hancock
                                                                               Freedom Securities Corporation
                                                                               (until September 1996); Director,
                                                                               John Hancock Signature Services,
                                                                               Inc. ("Signature Services") (until
                                                                               January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.



                                       17

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

James F. Carlin                         Trustee (3)                            Chairman and CEO, Carlin
233 West Central Street                                                        Consolidated, Inc.
Natick, MA 01760                                                               (management/investments); Director,
April 1940                                                                     Arbella Mutual Insurance Company
                                                                               (insurance), Consolidated Group
                                                                               Trust (insurance administration),
                                                                               Carlin Insurance Agency, Inc., West
                                                                               Insurance Agency, Inc. (until May
                                                                               1995) Uno Restaurant Corp.;
                                                                               Chairman, Massachusetts Board of
                                                                               Higher Education (since 1995);
                                                                               Receiver, the City of Chelsea (until
                                                                               August 1992).

William H. Cunningham                   Trustee (3)                            Chancellor, University of Texas
601 Colorado Street                                                            System and former President of the
O'Henry Hall                                                                   University of Texas, Austin, Texas;
Austin, TX 78701                                                               Lee Hage and Joseph D. Jamail
January 1944                                                                   Regents Chair of Free Enterprise;
                                                                               Director, LaQuinta Motor Inns, Inc.
                                                                               (hotel management company);
                                                                               Director, Jefferson-Pilot
                                                                               Corporation (diversified life
                                                                               insurance company) and LBJ
                                                                               Foundation Board (education
                                                                               foundation); Advisory Director,
                                                                               Texas Commerce Bank - Austin.


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.




                                       18

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Charles F. Fretz                        Trustee (3)                            Retired; self employed; Former Vice
RD #5, Box 300B                                                                President and Director, Towers,
Clothier Springs Road                                                          Perrin, Foster & Crosby, Inc.
Malvern, PA  19355                                                             (international management
June 1928                                                                      consultants) (1952-1985).

Harold R. Hiser, Jr.                    Trustee (3)                            Executive Vice President,
123 Highland Avenue                                                            Schering-Plough Corporation
Short Hill, NJ  07078                                                          (pharmaceuticals) (retired 1996);
October 1931                                                                   Director, ReCapital Corporation
                                                                               (reinsurance) (until 1995).

Anne C. Hodsdon *                       Trustee and President (1,2)            President, Chief Operating Officer
101 Huntington Avenue                                                          and Director, the Adviser; Director,
Boston, MA  02199                                                              The Berkeley Group, John Hancock
April 1953                                                                     Funds; Director, Advisers
                                                                               International; Executive Vice
                                                                               President, the Adviser (until
                                                                               December 1994); Senior Vice
                                                                               President, the Adviser (until
                                                                               December 1993); Director, Signature
                                                                               Services (until January 1997).

Charles L. Ladner                       Trustee (3)                            Director, Energy North, Inc. (public
UGI Corporation                                                                utility holding company) (until
P.O. Box 858                                                                   1992); Senior Vice President of UGI
Valley Forge, PA  19482                                                        Corp. Holding Company Public
February 1938                                                                  Utilities, LPGAS.


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.





                                       19

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Leo E. Linbeck, Jr.                     Trustee (3)                            Chairman, President, Chief Executive
3810 W. Alabama                                                                Officer and Director, Linbeck
Houston, TX 77027                                                              Corporation (a holding company
August 1934                                                                    engaged in various phases of the
                                                                               construction industry and
                                                                               warehousing interests); Former
                                                                               Chairman, Federal Reserve Bank of
                                                                               Dallas (1992, 1993); Chairman of
                                                                               the Board and Chief Executive
                                                                               Officer, Linbeck Construction
                                                                               Corporation; Director, PanEnergy
                                                                               Corporation (a diversified energy
                                                                               company), Daniel Industries, Inc.
                                                                               (manufacturer of gas measuring
                                                                               products and energy related
                                                                               equipment), GeoQuest International
                                                                               Holdings, Inc. (a geophysical
                                                                               consulting firm) (1980-1993);
                                                                               Former Director, Greater Houston
                                                                               Partnership (1980 -1995).

Patricia P. McCarter                    Trustee (3)                            Director and Secretary, The McCarter
1230 Brentford Road                                                            Corp. (machine manufacturer).
Malvern, PA  19355
May 1928


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.






                                       20

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Steven R. Pruchansky                    Trustee (1, 3)                         Director and President, Mast
4327 Enterprise Avenue                                                         Holdings, Inc. (since 1991);
Naples, FL  33942                                                              Director, First Signature Bank &
August 1944                                                                    Trust Company (until August 1991);
                                                                               Director, Mast Realty Trust (until
                                                                               1994); President, Maxwell Building
                                                                               Corp. (until 1991).

Richard S. Scipione *                   Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                             Company; Director, the Adviser,
P.O. Box 111                                                                   Advisers International, John Hancock
Boston, MA  02117                                                              Funds, John Hancock Distributors,
August 1937                                                                    Inc., Insurance Agency, Inc., John
                                                                               Hancock Subsidiaries, Inc.,
                                                                               SAMCorp. and NM Capital; Trustee,
                                                                               The Berkeley Group; Director, JH
                                                                               Networking Insurance Agency, Inc.;
                                                                               Director, John Hancock Property and
                                                                               Casualty Insurance and its
                                                                               affiliates (until November 1993);
                                                                               Director, Signature Services (until
                                                                               January 1997).

Norman H. Smith                         Trustee (3)                            Lieutenant General, United States
243 Mt. Oriole Lane                                                            Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                              for Manpower and Reserve Affairs,
March 1933                                                                     Headquarters Marine Corps;
                                                                               Commanding General III Marine
                                                                               Expeditionary Force/3rd Marine
                                                                               Division (retired 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.






                                       21

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

John P. Toolan                          Trustee (3)                            Director, The Smith Barney Muni Bond
13 Chadwell Place                                                              Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                          Money Funds, Inc., Vantage Money
September 1930                                                                 Market Funds (mutual funds), The
                                                                               Inefficient-Market Fund, Inc.
                                                                               (closed-end investment company) and
                                                                               Smith Barney Trust Company of
                                                                               Florida; Chairman, Smith Barney
                                                                               Trust Company (retired December,
                                                                               1991); Director, Smith Barney,
                                                                               Inc., Mutual Management Company and
                                                                               Smith Barney Advisers, Inc.
                                                                               (investment advisers) (retired
                                                                               1991); Senior Executive Vice
                                                                               President, Director and member of
                                                                               the Executive Committee, Smith
                                                                               Barney, Harris Upham & Co.,
                                                                               Incorporated (investment bankers)
                                                                               (until 1991).

Robert G. Freedman                      Vice Chairman and Chief Investment     Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                            Officer, the Adviser; Director, the
Boston, MA  02199                                                              Adviser, Advisers International,
July 1938                                                                      John Hancock Funds, SAMCorp.,
                                                                               Insurance Agency, Inc.,
                                                                               Southeastern Thrift & Bank Fund and
                                                                               NM Capital; Senior Vice President,
                                                                               The Berkeley Group; President, the
                                                                               Adviser (until December 1994);
                                                                               Director, Signature Services (until
                                                                               January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.





                                       22

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

James B. Little                         Senior Vice President and Chief        Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                      The Berkeley Group, John Hancock
Boston, MA  02199                                                              Funds.
February 1935

John A. Morin                           Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                          Adviser, The Berkeley Group,
Boston, MA  02199                                                              Signature Services and John Hancock
July 1950                                                                      Funds; Secretary, SAMCorp.,
                                                                               Insurance Agency, Inc. and NM
                                                                               Capital; Counsel, John Hancock
                                                                               Mutual Life Insurance Company (until
                                                                               January 1996).

Susan S. Newton                         Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                          Hancock Funds, Signature Services
Boston, MA  02199                                                              and The Berkeley Group; Vice
March 1950                                                                     President; John Hancock
                                                                               Distributors, Inc. (until 1994).

James J. Stokowski                      Vice President and Treasurer           Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.








                                       23

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Barry J. Gordon                         President                              President and Chairman of the Board
1415 Kellum Place                                                              of American Fund Advisors, Inc.;
Suite 205                                                                      Director and President of the
Garden City, NY  11530                                                         company and its predecessors (until
July 1945                                                                      1993); Chairman of the Board and
                                                                               President of National Value Fund,
                                                                               Inc. ("NVF") (until 1992); Chairman
                                                                               of the Board and Chief Executive
                                                                               Office (since 1990) of Baseball
                                                                               Entrepreneurs, Inc. and (from 1991
                                                                               until 1992) of Hamilton Baseball
                                                                               Associates, Inc. (baseball club
                                                                               ownership), Chairman of the Board
                                                                               and Chief Executive Officer of Minor
                                                                               League Sports Enterprises, Inc.
                                                                               (baseball club ownership since
                                                                               1992); Director of Hain Food Group
                                                                               (food products) (since 1993);
                                                                               Director of Sports Heroes, Inc.
                                                                               (sports memorabilia) (since 1989);
                                                                               President of Winfield Capital Corp.
                                                                               (SBIC) (since 1995) and Chairman of
                                                                               Board of ACOL Acquisition Corp.
                                                                               (baseball club ownership since 1994).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau, Scipone, and Ms. Hodsdon, each a non-independent Trustee, and each of the officers of the Fund (except Mr. Gordon) are interested persons of the Adviser, are compensated by the Adviser and/or its affiliates and receive no compensation from the Fund for their services. Mr. Gordon is an interested person of the Sub-Adviser, is compensated by the Sub-Adviser, and receives no compensation from the Fund for his services.

                                                     Total Compensation
                                                     from all Funds in
                              Aggregate              John Hancock
                              Compensation           Fund Complex to
Directors                     from the Fund*         the Trustees**
---------                     --------------         --------------

James F. Carlin                $ 1,981                  $ 74,250
William H. Cunningham+           2,578                    74,250
Charles F. Fretz                 1,957                    74,500
Jack P. Gould#                   4,000                     4,000
Harold R. Hiser. Jr.+            1,854                    70,250
Charles L. Ladner                1,957                    74,500
Leo E. Linbeck, Jr.              2,578                    74,250
Patricia P. McCarter+            1,957                    74,250
Steven R. Pruchansky+            2,023                    77,500
Norman H. Smith+                 2,020                    77,500
John P. Toolan+                  1,957                    74,250
                               -------                  --------
Total                          $24,862                  $749,500

*        Compensation  is for the fiscal  perild from January 1, 1996 to October
         31, 1996.

** The total compensation paid by the John Hancock Fund Complex to the Independent Trustees is as of calendar year ended December 31, 1996. On that date there were 67 funds in the John Hancock Fund Complex, with each of these Independent Trustees serve 32.
#        As of March 26, 1996, Mr. Gould resigned as a Trustee.

+ As of December 31, 1996, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Fund Complex for Mr. Cunningham was $131,741 for Mr. Hiser was $90,972, for Ms. McCarter was $67,548, for Mr Pruchansky was $28,731, for Mr. Smith was $32314 and for Mr. Toolan was $ 163,385 under the John Hancock Deferred Compensation Plan for Independent Trustees.

                                                              Total Compensation
                                                              from all Funds in
                              Aggregate Compensation          John Hancock
Advisory Board                from the Fund*                  Fund Complex**
--------------                --------------                  --------------

R. Trent Campbell                $ 4,906                            47,000
Mrs. Lloyd Bentsen                 4,906                            47,000
Thomas R. Powers                   4,906                            47,000
Thomas B. McDade                   4,906                            47,000
                                   -----                          --------
TOTAL                            $19,624                          $188,000

*        Compensation is for the fiscal year ended October 31, 1996.

** Total compensation paid by the John Hancock Fund Complex is as of calendar year ended December 31, 1996.

As of January 31, 1996, the officers and trustees of the Fund as a group owned less than 1% of the outstanding shares of the fund.

As of January 31, 1997, the following shareholders beneficially owned 5% of or more of outstanding shares of the Fund:

                                                          Number of shares of     Percentage of total
                                                          beneficial interest    outstanding shares of
Name and Address of Shareholder      Class of Shares             owned           the class of the Fund
-------------------------------      ---------------             -----           ---------------------
MLPF& S For The                          Class B                190,291                 8.68%
Sole Benefit of Its Customers
Attn: Fund Administration
4800 Deer Lake Drive East
Jacksonville FL 32246-6484

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603 was organized in 1968 and presently has more than $19 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,080,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of $80 billion, the Life Company is one of the 10 largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best's. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser dated December 6, 1991, and amended as of January 1, 1994, under which the Adviser in conjunction with the Sub-Adviser provides the Fund with a continuous investment program. The Adviser and Sub-Adviser will:
(a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Adviser has entered into a sub-advisory contract with the Sub-Adviser dated December 6, 1991, under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for providing the Fund with investment advice.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser, the Sub-Adviser or any of their respective affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or the Sub-Adviser for the Fund or for other funds or clients for which the Adviser or Sub-Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, the Sub-Adviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

The Fund bears all costs of its organization and operation,  including  expenses
of  preparing,   printing  and  mailing  all  shareholders'  reports,   notices,
prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expense of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

As provided by the investment management contract, the Fund pays the Adviser a fee computed daily and payable monthly, at an annual rate of 1% of the value of the net assets of the Fund up to $100 million, and 3/4 of 1% of the value of the net assets over $100 million, as compensation for the services rendered by the Adviser. Effective January 1, 1995, the Adviser reduced a portion of the management fee amounting to 0.15% of the average daily net asset value of the first $100,000,000 of the Fund. In addition to the management fee, the Adviser receives an annual administration fee of $100,000. The annual rate of compensation is higher than the rate paid by most registered investment companies, but is believed to be comparable to the fees paid by funds with comparable objectives. The Adviser, not the Fund, pays the Sub-Adviser a monthly fee as described in the Prospectus. For the years ended December 31, 1995, and 1994, the Adviser received management fees of $1,045,680 (net of fee reduction), and $522,041, respectively and administration fees of $99,726 and $100,000, respectively. For the fiscal period from January 1, through October 31, 1996, the Adviser received management fees of $1,366,434, and administration fees of $83,191 from the Fund for each year.

Pursuant to the investment management contract and sub-advisory contract, the Adviser and Sub-Adviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable contract.

Under the investment management contract, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the contract or any extension, renewal or amendment thereof remains in effect. If the contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The Sub-Adviser, AFA, 1415 Kellum Place, Suite 205, Garden City, New York, 11530, was incorporated under the laws of New York in 1978. The Sub-Adviser, subject to the supervision of the Adviser, manages the Fund's investments. AFA also provides investment advisory and management services to individual and institutional clients.

Pursuant to the sub-advisory contract, AFA provides day-to-day portfolio management of the Fund. AFA furnishes the Adviser and the Fund with investment advice and recommendations consistent with the investment policies, objectives and restrictions of the Fund. AFA pays its own costs of maintaining staff and personnel necessary for it to perform its obligations under the sub-advisory contract, expenses of its office rent, telephone, telecommunications and other facilities required by it to perform services and any other expenses, including legal, audit and professional fees and expenses, incurred by it in connection with the performance of its duties under the sub-advisory contract.

The Advisory Agreement was approved by all of the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any such party. The investment management contract, the sub-investment management contracts, and the distribution agreement discussed below, continue in effect from year to year if approved annually by vote of a majority of the Trustees who are not interested persons of one of the parties to the contract, cast in person at a meeting called for the purpose of voting on such approval, and by either the Trustees or the holders of a majority of the Fund's outstanding voting securities. Both agreements automatically terminate upon assignment and may be terminated on 60 days' written notice by either party or by vote of a majority of the outstanding voting securities of the Fund.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser, the Sub-Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. In the case of the Adviser, some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. The Sub-Adviser has adopted similar restrictions, which may differ where appropriate, as long as they have the dame interest. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at the net asset value next determined, plus any applicable sales charge. In connection with the sale of Class A or Class B shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale or, in the case of Class B shares, on a deferred basis. The sales charges are discussed further in the Prospectus.

The Fund's Trustees adopted Distribution Plans with respect to Class A and Class B shares (together, the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% and 1.00%, respectively, of the Fund's daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for expenses incurred by it under the Class B Plan in any fiscal year, John Hancock Funds may carry these expenses forward, provided however, that the Trustees may terminate the Class B Plan and thus the Fund's obligation to make further payments at any time. Accordingly, the Fund does not treat unreimbursed expenses relating to the Class B shares as a liability of the Fund. For the fiscal year ended December 31, 1996, an aggregate of $1,170,398 of distribution expenses, or 2.59% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees in prior periods.

The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which such expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees.

The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will, be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

During the period ended October 31, 1996, the Fund paid John Hancock Funds the following amounts of expenses with respect to the Class A and Class B shares of the Fund:

                                  Expense Items

                                        Printing and
Global                                  Mailing of          Compensation       Expenses of        Interest,
Technology                              Prospectuses to     to Selling         John Hancock       Carrying or Other
Fund                 Advertising        New Shareholders    Brokers            Funds              Finance Charges
----                 -----------        ----------------    -------            -----              ---------------
Class A Shares          58,056             9,352               143,800            189,788            $    -

Class B Shares          49,682             4,210                65,510            159,951             94,796

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining a reduced sales charge referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to cumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Combined Purchases. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined if made by (a) an individual, his spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account, and (c) certain groups of four or more individuals making use of salary deductions or similar group methods of payment whose funds are combined for the purchase of mutual fund shares. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or Selling Broker's representative.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

         o Any state, county or any instrumentality, department, authority, or agency of these entities that is prohibited by applicable investment laws from paying a sales charge or commission when it purchases shares of any registered investment management company.*
         o A bank, trust company, credit union, savings institution or other depository institution, its trust departments or common trust funds if it is purchasing $1 million or more for non-discretionary customers or accounts.*
         o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Trustees of any of the foregoing; a member of the immediate family
         (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.
         o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into an agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.
         o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund. o A member of an approved affinity group financial services plan.*
         o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.
         o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

Amount Invested                                           CDSC Rate
---------------                                           ---------

$1 to $4,999,999                                            1.00%
Next $5 million to $9,999,999                               0.50%
Amounts of $10 million and over                             0.25%

Shareholders of the John Hancock Global Technology Fund who were shareholders of John Hancock National Aviation & Technology Fund ("National Aviation") who held shares prior to May 1, 1984 are permitted for an indefinite period to purchase additional shares of the John Hancock Global Technology Fund at net asset value, without a sales charge, provided that the purchasing shareholder held shares of National Aviation continuously from April 30, 1984 to July 28, 1995 (the date of the reorganization of National Aviation with the John Hancock Global Technology
Fund) and shares of the John Hancock Global Technology Fund from that date to the date of the purchase in question.

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

* For investments made under these provisions, John Hancock Funds may make a payment out of its own resources to the Selling Broker in an amount not to exceed 0.25% of the amount invested.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of a reduced sales charge by taking into account not only the amount then being invested but also the purchase price or current account value of the Class A shares already held by such person.

Combination Privilege. Reduced sales charges (according to the schedule set forth in the Prospectus) also are available to an investor based on the aggregate amount of his concurrent and prior investments in Class A shares of the Fund and shares of all other John Hancock funds which carry a sales charge.

Letter of Intention. Reduced sales charges are also applicable to investments pursuant to a Letter of Intention ("LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen months. Investors who are using the Fund as a funding medium for a qualified retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight month period. These qualified retirement plans include IRA, SEP, SARSEP, 401(k), 403(b) (including TSAs) and 457 plans. Such an investment (including accumulations and combinations) must aggregate $100,000 or more invested during the specified period from the date of the LOI or from a date within (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months), the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including Class B shares derived from reinvestment of dividends or capital gains distributions. No CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service defined contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining this number, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. Upon redemption, appreciation is effective only on a per share basis for those shares being redeemed. Appreciation of shares cannot be redeemed CDSC free at the account level.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

*        Proceeds of 50 shares redeemed at $12 per share                   $600
*        Minus proceeds of 10 shares not subject to CDSC
         (dividend reinvestment)                                           -120
*        Minus appreciation on remaining shares (40 shares X $2)            -80
                                                                          -----
*        Amount subject to CDSC                                            $400

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees enables the Fund to sell the Class B shares without a sales charge being deducted at the time of the purchase. See the Prospectus for additional information regarding the CDSC.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below.

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.
* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.
*        Redemptions due to death or disability.
* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.
* Redemptions of Class B shares made under a periodic withdrawal plan, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

For Retirement Accounts (such as IRA, Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other qualified plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.
*        Returns of excess contributions made to these plans.
* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under Section 401(a) of the Code (such as 401(k), Money Purchase Pension Plan, Profit-Sharing Plan).
* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for reference.

CDSC Waiver Matrix for Class B Funds

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Type of              401(a) Plan        403(b)              457                IRA, IRA           Non-
Distribution         (401(k), MPP,                                             Rollover           retirement
                     PSP)
-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Death or             Waived             Waived              Waived             Waived             Waived
Disability
-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Over 70 1/2          Waived             Waived              Waived             Waived for         12% of account
                                                                               mandatory          value annually in
                                                                               distributions or   periodic payments
                                                                               12% of account
                                                                               value annually
                                                                               in periodic
                                                                               payments
-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Between 59 1/2       Waived             Waived              Waived             Waived for Life    12% of account
and 70 1/2                                                                     Expectancy or      value annually in
                                                                               12% of account     periodic payments
                                                                               value annually
                                                                               in periodic
                                                                               payments
-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Under 59 1/2         Waived             Waived for          Waived for         Waived for         12% of account
                                        annuity payments    annuity payments   annuity payments   value annually in
                                        (72+) or 12% of     (72+) or 12% of    (72+) or 12% of    periodic payments
                                        account value       account value      account value
                                        annually in         annually in        annually in
                                        periodic payments   periodic payments  periodic payments
-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Loans                Waived             Waived              N/A                N/A                N/A
-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Termination of       Not Waived         Not Waived          Not Waived         Not Waived         N/A
Plan
-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Hardships            Waived             Waived              Waived             N/A                N/A
-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Return of            Waived             Waived              Waived             Waived             N/A
Excess
-------------------- ------------------ ------------------- ------------------ ------------------ -------------------

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any one shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of the Fund for shares of the same class in any John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transactions charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund, John Hancock Intermediate Maturity Government Fund and John Hancock Limited-Term Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The fund may refuse any exchange order. The Fund may changed or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class B shares of the Fund could be disadvantageous to a shareholder because of the CDSC imposed on redemptions of Class B shares. Therefore, a shareholder should not purchase Class B shares of the Fund at the same time as a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). This program is explained in the Prospectus and the Account Privileges Application. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the Monthly Automatic Accumulation Program may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinstatement and Reinvestment Privilege. Upon notification of Signature Services, a shareholder who has redeemed Class B shares of the Fund and paid a CDSC thereon, may, within 120 days after the date of redemption, reinvest any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund and, upon such reinvestment, the shareholder's account will be credited with the amount of any CDSC charged upon the redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS".

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund or any new series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of Class A and Class B shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the

Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to Class A and Class B shares will be borne exclusively by that class; (ii) Class B shares will pay higher distribution and service fees than Class A shares; and (iii) each of Class A and Class B shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to multiple-class structures. Similarly, the net asset value per share may vary depending on whether Class A or Class B shares are purchased.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations and affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.

TAX STATUS

Each series of the Trust, including the Fund, is treated as a separate entity for tax purposes. The Fund has qualified and has elected to be treated as a "regulated investment company" under Subchapter M of the Code, and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a four percent nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses.) Some distributions from investment company taxable income and/or net capital gain may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Foreign  exchange  gains and  losses  realized  by the Fund in  connection  with certain  transactions  involving foreign  currency-denominated  debt securities, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments or derivatives held for less than three months, which gain is limited under the Code to less than 30% of its gross income for each taxable year, and may under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

Certain payments received by the Fund with respect to loan participations, such as commitment fees or facility fees, may not be treated as qualifying income under the 90% requirement referred to above if they are not properly treated as interest under the Code.

If the Fund invests in stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from these passive foreign investment companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its investments in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options contracts, foreign currency positions and foreign currency forward contracts. Certain of these transactions may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and may affect the character as long-term or short-term (or, in the case of certain foreign currency options and forward contracts, as ordinary income or loss) of some capital gains and losses realized by the Fund. Additionally, certain of the Fund's losses on transactions involving options, forward contracts, and any offsetting or successor positions in its portfolio may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules applicable to options or forward contracts, including consideration of available elections, in order to seek to minimize any potential adverse tax consequences.

The amount of net realized capital gains, if any, realized in any given year will result from options transactions and sales of securities made with a view to the maintenance of a portfolio believed by the Fund's management to be most likely to attain the Fund's objective. Such sales, and any resulting gains or losses, may therefore vary considerably from year to year. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption of shares of the Fund (including by exercise of the exchange privilege) a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares and subject to the special rules described below. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent Class A shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

Although the Fund's present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carry forward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his Fund shares by the difference between his pro rata share of this excess and the pro rata share of these taxes.

For Federal income tax purposes, the Fund is permitted to carryforward a net capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. Presently, there are no capital loss carry forwards available to offset future net capital gains.

Investment in debt obligations that are at risk of or in default presents special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it acquires or holds any such obligations, in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to Federal income or excise tax.

For purposes of the dividends received deduction available to corporations, dividends received by the Fund from U.S. domestic corporations in respect of any share of stock held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the Fund in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to Fund shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be taken into account in determining alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to the Fund's investments in certain foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to foreign income taxes or certain other foreign taxes ("qualified foreign taxes"), subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the value of Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as qualified foreign taxes paid by them.

If the Fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year, if any, that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund cannot or does not make this election, the Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders, and shareholders will not include these foreign taxes in their income, nor will they be entitled to any tax deductions or credits with respect to such taxes.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market rules applicable to certain options and forward contracts may also require the Fund to recognize income or gain without a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provision.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under this law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of, and receipt of distributions from, ownership of shares of the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

Provided that the Fund qualifies as a regulated investment company under the Code, it will not be required to pay Massachusetts corporate excise or franchise taxes.

CALCULATION OF PERFORMANCE

The average annual total return of the Class A shares of the Fund for the 1 year, 5 year and 10 year periods ended October 31, 1996 was (3.11)%, 18.43% and 12.50%, respectively.

The average annual total return of the Class B shares of the Fund for the 1 year period ended October 31, 1996 and since inception on January 3, 1994 was (3.70)% and 19.21%, respectively.

Total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

     n _____
T = \ /ERV/P - 1


Where:

P =           a hypothetical initial investment of $1,000.

T =           average annual total return.

n =           number of years.

ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1, 5 and 10 year periods.

Because each share has its own sales charge and fee structure, the classes have different performance results. In the case of Class A or Class B shares, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unavereaged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions,, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper-Mutual Fund Performance Analysis," a monthly publication which tracks net assets and total return on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOUNRAL,MICROPAL, INC., MORNING STAR INC., STANGER'S BARRON'S, etc., will also be utilized. The Fund's promotional and sales literature may make reference to the fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of capital stock; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser which consists of officers and directors of the Adviser, Sub-Adviser and officers and Trustees who are interested persons of the Trust. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Investments in debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and other policies as the Trustees may determine, the Adviser and the Sub-Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser and Sub-Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser and Sub-Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Sub-Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. Similarly, research information and assistance provided to the Sub-Adviser by brokers and dealers may benefit other advisory clients or affiliates of the Sub-Adviser. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser, together with the Sub-Adviser, will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. During the fiscal year ended December 31, 1994 and 1995, the Fund paid total brokerage commissions, excluding spreads or commissions on principal transactions, of $81,677 and $102,799, respectively. During the period ended from January 1, 1996 to October 31, 1996, the Fund paid total brokerage commissions, excluding spreads or commissions on principal transactions of $178,841.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and policies as the Trustees may adopt from time to time. During the fiscal year ended October 31, 1996, the Fund directed commissions in the amount of $47,250 to compensate brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc., a broker-dealer ("Distributors" or "Affiliated Broker). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. For the fiscal year ended October 31, 1996, the Fund paid no brokerage commissions to any Affiliated Broker.

Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker and comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser, or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Brokers as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way STE 1000, Boston, MA 02217- 1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays an annual fee of $19.00 for each Class A shareholder and $21.50 for each Class B shareholder, plus certain out-of- pocket expenses. These expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company, 89 South Street, Boston, Massachusetts 02111. Under the custodian agreement, Investors Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Fund are Price Waterhouse, LLP, 200 Clarendon Street, Boston, Massachusetts 02116. Price Waterhouse, LLP audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.

                                   APPENDIX A

                          DESCRIPTION OF BOND RATINGS*


Moody's Bond ratings

         Bonds which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most likely to impair the fundamentally strong position of such issues.

         Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in 'Aaa' securities .
         Bonds which are rated 'A' possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated 'Baa' are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position, characterizes bonds in this class.

         Bonds which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

*As described by the rating companies themselves.

         Bonds which are rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Bond ratings

         AAA. This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

         BB. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC. Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

         CC. The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

FINANCIAL STATEMENTS

                            John Hancock Series Trust

                                     PART C.

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) The financial statements listed below are included in and incorporated by reference into Part B of the Registration Statement from the Global Technology 1996 Annual Report to Shareholders for the year ended October 31, 1996 (filed electronically on December 31, 1996; file nos. 811-3392, and 2-75807; accession number 0001005477-96-000705) and Emerging Growth Fund 1996 Annual Report to Shareholders for the year ended October 31, 1996 (filed electronically on December 31, 1996; file nos. 811-3392 and 2-75807, accession number 0001005477-96-000701).

     John Hancock Global Technology Fund
     -----------------------------------

     Statement of Assets and Liabilities as of October 31, 1996.
     Statement of Operations for the period ended January 1, 1996 to October 31, 1996.
     Statement of Changes in Net Asset for each of the periods indicated therein.
     Notes to Financial Statements.
     Financial Highlights for each of the periods indicated therein. Schedule of Investments as of October 31, 1996.
     Report of Independent Auditors.

     John Hancock Emerging Growth Fund
     ---------------------------------

     Statement of Assets and Liabilities as of October 31, 1996.
     Statement of Operations for the year ended October 31, 1996.
     Statement of Changes in Net Asset for the two years in the period ended October 31, 1996.
     Notes to Financial Statements.
     Financial Highlights for each of the 10 years in the period ended October 31, 1996.
     Schedule of Investments as of October 31, 1996.
     Report of Independent Auditors.

     (b) Exhibits:

     The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 25.  Persons Controlled by or under Common Control with Registrant

     No person is directly or indirectly controlled by or under common control with Registrant.

Item 26.  Number of Holders of Securities

     As of January 31, 1997, the number of record holders of shares of Registrant was as follows:

     Title of Class                                   Number of Record Holders
     John Hancock Global Technology Fund
     Class A Shares -                                          22,063
     Class B Shares -                                           9,307

     John Hancock Emerging Growth Fund
     Class A Shares -                                          17,729
     Class B Shares -                                          34,632

Item 27.  Indemnification

     Section 4.3 of Registrant's Declaration of Trust provides that (i) every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series, to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and that
     (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     However, no indemnification shall be provided to a Trustee or officer (i) against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof; (iii) in the event of a settlement or other disposition not involving a final adjudication resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by (A) a court by (B) a majority of the Non- interested trustees or independent legal counsel, or
     (C) a vote of the majority of the Fund's outstanding shares.

     The rights of indemnification may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

     Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding may be advanced by the Trust or a Series thereof before final disposition, if the recipient undertakes to repay the amount if it is ultimately determined that he is not entitled to indemnification, provided that either:

          (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

          For purposes of indemnification Non-interested Trustee" is one who (i) is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

     (b) Under the Distribution Agreement. Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

     Section 9(a) of the By-Laws of the Insurance Company provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined to be entitled to indemnification.

     Article IX of the respective By-Laws of John Hancock Funds and the Adviser provide as follows:

"Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such as person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the Registrant's Amended and Restated Articles of Incorporation, Article 10.1 of the Registrant's By-Laws, The underwriting Agreement, the By-Laws of John Hancock Funds, the Adviser, or the Insurance Company or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and other Connections of Investment Adviser

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Investment Adviser, reference is made to Forms ADV (801-8124) filed under the Investment Advisers Act of 1940, herein incorporated by reference.

Item 29.  Principal Underwriters

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Limited-Term Government Fund, John Hancock Special Equities Fund, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series Fund, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, John Hancock Investment Trust III and John Hancock Investment Trust IV.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------
Edward J. Boudreau, Jr.            Director, Chairman, President and      Trustee, Chairman, and Chief
101 Huntington Avenue                   Chief Executive Officer                Executive Officer
Boston, Massachusetts

Robert H. Watts                         Director, Executive Vice                      None
John Hancock Place                   President and Chief Compliance
P.O. Box 111                                    Officer
Boston, Massachusetts

Robert G. Freedman                              Director                    Vice Chairman and Chief
101 Huntington Avenue                                                          Investment Officer
Boston, Massachusetts

Stephen M. Blair                        Executive Vice President                      None
101 Huntington Avenue
Boston, Massachusetts

David A. King                                   Director                              None
101 Huntington Avenue
Boston, Massachusetts

James McLaughlin                    Senior Vice President and Chief                   None
101 Huntington Avenue                      Financial Officer
Boston, Massachusetts

James B. Little                          Senior Vice President             Senior Vice President and
101 Huntington Avenue                                                       Chief Financial Officer
Boston, Massachusetts

John A. Morin                         Vice President and Secretary               Vice President
101 Huntington Avenue
Boston, Massachusetts

Susan S. Newton                              Vice President               Vice President and Secretary
101 Huntington Avenue
Boston, Massachusetts


                                      C-6


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

William S. Nichols                       Senior Vice President                      None
101 Huntington Avenue
Boston, Massachusetts

Christopher M. Meyer                   Second Vice President and                    None
101 Huntington Avenue                          Treasurer
Boston, Massachusetts

Stephen L. Brown                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                              Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                            Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                            Director                            Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Anne C. Hodsdon                                Director and Executive              President
101 Huntington Avenue                          Vice President
Boston, Massachusetts


                                      C-7


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

Richard O. Hansen                              Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio                               Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Allessandro                         Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Foster  L. Aborn                               Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                            Director                              None
53 State Street
Boston, Massachusetts

James V. Bowhers                       Executive Vice President                      None
101 Huntington Avenue
Boston, Masschusetts

Anthony P. Petrucci                      Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Charles H. Womack                        Senior Vice President                       None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

Keith Harstein                           Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts


                                      C-8


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

Griselda Lyman                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Karen Walsh                                 Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

     (c) None.

Item 30.  Location of Accounts and Records

     Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 31.  Management Services

     Not applicable.

Item 32.  Undertakings

     (a) Not applicable.

     (b) Not applicable.

     (c) Registrant hereby undertakes to furnish each person to whom a prospectus with respect to a series of the Registrant is delivered with a copy of the latest annual report to shareholders with respect to that series upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 25th day of February, 1997.

                                           JOHN HANCOCK SERIES TRUST

                                           By:              *
                                           ------------------------------------
                                           Edward J. Boudreau, Jr.
                                           Chairman and Chief Executive Officer

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration has been signed below by the following persons in the capacities and on the dates indicated.

      Signature                             Title                                    Date
      ---------                             -----                                    ----
             *
------------------------           Chairman and Chief Executive
Edward J. Boudreau, Jr.       Officer (Principal Executive Officer)


/s/James B. Little
------------------------        Senior Vice President and Chief               February 25, 1997
James B. Little                  Financial Officer (Principal
                              Financial and Accounting Officer)


              *
------------------------                    Trustee
James F. Carlin

              *
------------------------                    Trustee
William H. Cunningham

              *
------------------------                    Trustee
Charles F. Fretz

              *
------------------------                    Trustee
Harold R. Hiser, Jr.

              *
------------------------                    Trustee
Anne C. Hodsdon

              *
------------------------                    Trustee
Charles L. Ladner

                                      C-10




              *
------------------------                    Trustee
Leo E. Linbeck, Jr.

              *
------------------------                    Trustee
Patricia P. McCarter


              *
------------------------                    Trustee
Steven R. Pruchansky

              *
------------------------                    Trustee
Norman H. Smith

              *
------------------------                    Trustee
Richard S. Scipione

              *
------------------------                    Trustee
John P. Toolan



By:      /s/Susan S. Newton                                                   February 25, 1997
         ------------------
         Susan S. Newton,
         Attorney-in-Fact
         Powers of Attorney dated
         September 10, 1996.

                            John Hancock Series Trust

                                 EXHIBIT INDEX


Exhibit No.                            Exhibit Description

99.B1           Declaration of Trust of John Hancock Series Trust dated
                September 10, 1996.+

99.B2           Amended and Restated By-Laws dated November 19, 1996.+

99.B4           Specimen share certificate for the Registrant.*

99.B5 Investment Management Contract between Registrant on behalf of John Hancock Emerging Growth Fund and John Hancock Advisers, Inc. dated December 2, 1996.+

99.B5.1 Investment Management Contract between Registrant on behalf of John Hancock Global Technology Fund and John Hancock Advisers, Inc. dated December 2, 1996.+

99.B5.2         Sub-Advisery Agreement between Registrant and American Fund
                Advisor, Inc.+

99.B6 Distribution Agreement with Registrant and John Hancock Funds, Inc. dated December 2, 1996.+

99.B6.1 Form of Soliciting Dealer Agreement between John Hancock Broker Distribution Services, Inc. and Selected Dealers.*

99.B6.2         Form of Financial Institution Sales and Service Agreement.*

99.B7           None

99.B8 Master Custodian Agreement between John Hancock Mutual Funds and Investors Bank and Trust Company dated December 15, 1992.*

99.B9 Transfer Agency Agreement between Registrant and John Hancock Fund Services, Inc. dated December 2, 1996.+

99.B10          None

99.B11          Auditor's Consents.+

99.B12          Not Applicable

99.B13          None

99.B14          None

Exhibit No.                         Exhibit Description


99.B15 Class A Distribution Plan between John Hancock Global Technology Fund and John Hancock Funds, Inc. dated December 2, 1996.+

99.B15.1 Class B Distribution Plan between John Hancock Global Technology Fund and John Hancock Funds, Inc. dated December 2, 1996.+

99.B15.2 Class A Distribution Plan between John Hancock Emerging Growth Fund and John Hancock Funds, Inc. dated December 2, 1996.+

99.B15.3 Class B Distribution Plan between John Hancock Emerging Growth Fund and John Hancock Funds, Inc. dated December 2, 1996.+

99.B16          Schedule of Computation of Yield and Total Return.*

27.1A           Global Technology - Annual
27.1B           Global Technology - Annual
27.2A           Emerging Growth- Annual
27.2B           Emerging Growth - Annual


* Previously filed electronically with Post-effective amendment number 24 (file no. 8-113392 and 2-75807) on April 26, 1995, accession number 0000950135-95-00100.

** Previously filed electronically with Post-Effective Amendment number 25 (file nos. 811-3392 and 2-75807) on April 29, 1996, accession number 0001010521-96-000047.

+    Filed herewith.